Quarterly Holdings Report
for
Fidelity® Total Bond K6 Fund
May 31, 2026
TBDK6-NPRT3-0726
1.9884012.109
Asset-Backed Securities - 8.4%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.9%
AIMCO CLO 17 Ltd / AIMCO CLO 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0136% 7/20/2037 (b)(c)(o)	3,344,966	3,348,930
AIMCO CLO 19 Ltd / AIMCO CLO 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0252% 10/20/2037 (b)(c)(o)	1,293,000	1,295,774
AIMCO CLO 20 Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.21%, 4.8895% 10/16/2038 (b)(c)(o)	7,765,000	7,773,332
AIMCO CLO 22 Ltd / AIMCO CLO 22 LLC Series 2026-22A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.8254% 4/19/2039 (b)(c)(o)	5,502,000	5,502,061
Ares LXX CLO Ltd / Ares LXX CLO LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9166% 1/25/2039 (b)(c)(o)	4,249,000	4,254,311
Bain Capital Credit CLO Ltd / Bain Capital Credit CLO LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9952% 7/18/2038 (b)(c)(o)	4,622,000	4,630,250
Bain Capital Credit CLO Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9021% 1/21/2039 (b)(c)(o)	4,944,000	4,947,426
Benefit Street Partners CLO XXXV Ltd Series 2026-35A Class AR, CME Term SOFR 3 month Index + 1.2%, 1.2% 7/25/2039 (b)(c)(o)	4,046,000	4,046,000
Blueberry Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0252% 10/20/2037 (b)(c)(o)	3,992,000	3,998,551
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.55%, 5.2161% 4/23/2037 (b)(c)(o)	7,100,000	7,108,286
Dryden 108 CLO Ltd / Dryden 108 CLO LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0352% 7/18/2037 (b)(c)(o)	5,608,000	5,616,087
Flatiron CLO 26 Ltd / Flatiron CLO 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0031% 1/15/2038 (b)(c)(o)	4,364,000	4,379,767
Hamlin Park CLO Ltd / Hamlin Park CLO LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0152% 10/20/2037 (b)(c)(o)	4,039,000	4,047,042
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.1852% 7/20/2037 (b)(c)(o)	2,253,000	2,252,999
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.7695% 4/16/2038 (b)(c)(o)	5,139,000	5,129,930
OCP CLO Ltd / OCP CLO LLC Series 2026-33AR Class A1R, CME Term SOFR 3 month Index + 1.19%, 1.19% 7/20/2039 (b)(c)(o)	3,992,000	3,992,000
TOTAL BAILIWICK OF JERSEY		72,322,746
BERMUDA - 0.1%
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.8531% 4/15/2041 (b)(c)(o)	3,155,000	3,156,111
RRAM Series 2024-24A Class A1A2, CME Term SOFR 3 month Index + 1.31%, 4.9831% 1/15/2037 (b)(c)(o)	7,000,000	7,009,905
TOTAL BERMUDA		10,166,016
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (o)	162,641	163,236
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (o)	542,660	547,313
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (o)	760,209	766,058
TOTAL CANADA		1,476,607
GRAND CAYMAN (UK OVERSEAS TER) - 4.1%
AIMCO CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.0736% 7/22/2037 (b)(c)(o)	1,558,000	1,558,000
AIMCO CDO Series 2026-10AR Class A1R3, CME Term SOFR 3 month Index + 1.19%, 1.19% 7/22/2039 (b)(c)(o)	4,199,000	4,199,000
AIMCO CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0204% 7/17/2037 (b)(c)(o)	3,208,000	3,213,409
AIMCO CLO 14 Ltd / AIMCO CLO 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 4.8952% 10/20/2038 (b)(c)(o)	2,222,000	2,225,753
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.8795% 4/16/2037 (b)(c)(o)	2,803,000	2,803,827
Allegro CLO Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.0152% 7/20/2038 (b)(c)(o)	2,681,000	2,686,357
Allegro CLO XII Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.1121% 7/21/2037 (b)(c)(o)	4,615,000	4,617,566
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 4.9831% 7/15/2038 (b)(c)(o)	3,193,000	3,202,333
Ares LIX CLO Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 4.9582% 4/25/2034 (b)(c)(o)	657,000	657,498
Ares LV CLO Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.0431% 10/15/2037 (b)(c)(o)	923,000	925,229
Ares LVIII CLO Ltd / Ares LVIII CLO LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9131% 4/15/2038 (b)(c)(o)	4,203,000	4,207,804
Ares LXXVI CLO Ltd Series 2025-76A Class A1, CME Term SOFR 3 month Index + 1.4%, 5.0731% 5/27/2038 (b)(c)(o)	8,962,000	8,992,247
Ares XXXIV CLO Ltd Series 2025-2A Class A1R4, CME Term SOFR 3 month Index + 1.29%, 4.9704% 7/17/2038 (b)(c)(o)	6,275,000	6,307,316
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 4.9331% 1/15/2038 (b)(c)(o)	860,000	862,734
Barings CLO Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.0452% 10/20/2037 (b)(c)(o)	2,246,000	2,251,615
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9171% 7/24/2035 (b)(c)(o)	2,265,754	2,267,512
Benefit Str Partners CLO XXXIII Ltd / Benefit Str Partners CLO XXXIII LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 4.8566% 1/25/2039 (b)(c)(o)	4,188,000	4,194,764
Benefit Street Partners CLO 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8931% 1/15/2039 (b)(c)(o)	4,233,000	4,242,457
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 4.9452% 10/20/2038 (b)(c)(o)	4,386,000	4,398,092
Benefit Street Partners CLO Xxiii Ltd Series 2026-23A Class A1RR, CME Term SOFR 3 month Index + 1.26%, 4.9031% 4/25/2039 (b)(c)(o)	3,909,000	3,915,395
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease US LLC Series 2021-1A Class A, 2.443% 7/15/2046 (o)	1,405,248	1,334,790
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 4.9852% 1/20/2038 (b)(c)(o)	2,890,000	2,892,413
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.0766% 7/25/2037 (b)(c)(o)	3,813,000	3,817,507
Carlyle US CLO Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8789% 1/20/2039 (b)(c)(o)	4,784,000	4,785,808
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.0352% 10/20/2037 (b)(c)(o)	11,690,000	11,709,067
Cedar Funding XII CLO Ltd / Cedar Funding XII CLO LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 4.8666% 1/25/2038 (b)(c)(o)	4,672,000	4,681,017
Cedar Funding XVII CLO Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0252% 7/20/2038 (b)(c)(o)	1,424,000	1,426,845
CIFC Funding Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9031% 10/15/2038 (b)(c)(o)	7,744,000	7,757,219
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 4.9431% 10/15/2038 (b)(c)(o)	4,167,000	4,174,855
CIFC Funding Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 4.9161% 10/23/2038 (b)(c)(o)	2,776,000	2,788,836
CIFC Funding Ltd Series 2026-1A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8219% 4/25/2038 (b)(c)(o)	8,000,000	8,002,496
CIFC Funding Ltd Series 2026-6A Class A1R, CME Term SOFR 3 month Index + 1.21%, 4.8822% 7/15/2039 (b)(c)(o)	4,976,000	4,976,025
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.2052% 4/18/2037 (b)(c)(o)	2,761,000	2,763,894
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.0531% 7/15/2037 (b)(c)(o)	4,104,000	4,110,566
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.0631% 10/15/2037 (b)(c)(o)	3,618,000	3,620,290
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.0531% 10/15/2037 (b)(c)(o)	2,414,000	2,415,007
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.8331% 4/15/2038 (b)(c)(o)	4,206,000	4,214,706
Flatiron CLO 20 Ltd / Flatiron CLO 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.8819% 11/20/2038 (b)(c)(o)	4,613,000	4,621,719
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8969% 1/18/2039 (b)(c)(o)	4,256,000	4,257,387
Flatiron CLO 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 4.9536% 10/22/2038 (b)(c)(o)	4,147,000	4,168,838
Flatiron CLO Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0352% 10/19/2037 (b)(c)(o)	2,487,000	2,489,278
Flatiron RR CLO 27 Ltd Series 2024-3A Class A2, CME Term SOFR 3 month Index + 1.5%, 5.1752% 10/18/2037 (b)(c)(o)	1,680,000	1,682,051
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (o)	3,340,000	3,346,012
GoldenTree Loan Management US CLO 30 Ltd Series 2026-30A Class A, CME Term SOFR 3 month Index + 1.18%, 1.18% 7/20/2039 (b)(c)(o)	4,998,000	4,998,000
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (o)	533,373	531,023
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (o)	459,935	453,035
Lakeside Park CLO Ltd / Lakeside Park CLO LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.8231% 4/15/2038 (b)(c)(o)	2,979,000	2,977,493
Madison Park Funding LXVII Ltd / Madison Park Funding LXVI LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.1766% 4/25/2037 (b)(c)(o)	2,929,000	2,931,159
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.208% 10/25/2037 (b)(c)(o)	1,565,000	1,568,304
Magnetite CLO Ltd Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 4.9866% 7/25/2038 (b)(c)(o)	4,137,000	4,143,098
Magnetite CLO Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.8231% 4/15/2038 (b)(c)(o)	2,889,000	2,890,173
Magnetite Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 4.9566% 1/25/2038 (b)(c)(o)	2,342,000	2,349,426
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 4.9568% 4/20/2034 (b)(c)(o)	1,158,000	1,159,131
Magnetite XXIX Ltd / Magnetite XXIX LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0231% 7/15/2037 (b)(c)(o)	2,024,000	2,027,240
Magnetite XXVI Ltd / Magnetite XXVI LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.818% 1/25/2038 (b)(c)(o)	4,068,000	4,065,559
Magnetite XXVIII Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9131% 1/15/2038 (b)(c)(o)	4,963,000	4,967,119
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8431% 4/15/2038 (b)(c)(o)	4,916,000	4,920,174
Morgan Stanley Eaton Vance CLO Ltd Series 2026-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9952% 1/20/2037 (b)(c)(o)	3,729,000	3,735,809
Neuberger Berman Loan Advisers CLO 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.0752% 7/18/2038 (b)(c)(o)	2,803,000	2,806,804
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0252% 7/20/2037 (b)(c)(o)	5,028,000	5,034,355
OCP Aegis CLO Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.7821% 1/21/2038 (b)(c)(o)	3,826,000	3,813,975
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 4.9671% 10/24/2038 (b)(c)(o)	4,354,000	4,365,098
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 5.0473% 10/15/2038 (b)(c)(o)	2,960,000	2,959,793
OHA Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 4.9052% 4/20/2038 (b)(c)(o)	2,763,000	2,767,457
OHA Credit Funding 26 Ltd Series 2026-26A Class A1, CME Term SOFR 3 month Index + 1.19%, 1.19% 7/20/2039 (b)(c)(e)(o)	4,267,000	4,267,000
OHA Credit Funding 4 Ltd / OHA Credit Funding 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 4.9536% 1/22/2038 (b)(c)(o)	4,267,000	4,277,288
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.0052% 10/20/2037 (b)(c)(o)	3,402,000	3,409,086
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1752% 4/20/2037 (b)(c)(o)	3,375,000	3,378,591
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.3252% 4/20/2037 (b)(c)(o)	250,000	250,196
OHA Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 4.7819% 2/20/2038 (b)(c)(o)	3,615,000	3,617,729
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 4.9952% 1/18/2038 (b)(c)(o)	1,569,000	1,572,173
Palmer Square CLO Ltd Series 2025-2A Class A1, CME Term SOFR 3 month Index + 1.35%, 5.0252% 7/20/2038 (b)(c)(o)	7,667,000	7,690,683
Palmer Square CLO Ltd Series 2025-5A Class A, CME Term SOFR 3 month Index + 1.21%, 4.8852% 10/20/2038 (b)(c)(o)	4,596,000	4,597,351
Palmer Square CLO Ltd Series 2026-1A Class A, CME Term SOFR 3 month Index + 1.19%, 4.8604% 4/20/2039 (b)(c)(o)	3,687,000	3,690,687
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6131% 7/15/2033 (b)(c)(o)	3,520,055	3,519,949
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.4511% 2/15/2033 (b)(c)(o)	3,395,064	3,392,936
Peebles Park CLO Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9252% 10/20/2038 (b)(c)(o)	9,800,000	9,804,028
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (o)	449,008	436,952
RR 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0231% 10/15/2039 (b)(c)(o)	2,003,000	2,008,218
RR 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.0131% 1/15/2037 (b)(c)(o)	1,862,000	1,863,275
RR Ltd Series 2026-44A Class A1A, CME Term SOFR 3 month Index + 1.17%, 4.8424% 4/15/2041 (b)(c)(o)	4,774,000	4,771,155
Sixth Street CLO XIX Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 4.9604% 7/17/2038 (b)(c)(o)	2,685,000	2,692,169
Sixth Street CLO XVIII Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9304% 10/17/2038 (b)(c)(o)	4,169,000	4,181,132
Sixth Street CLO XVIII Ltd Series 2025-18A Class A2R, CME Term SOFR 3 month Index + 1.5%, 5.1804% 10/17/2038 (b)(c)(o)	6,838,000	6,845,817
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0004% 7/17/2038 (b)(c)(o)	3,415,000	3,424,845
Symphony CLO 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1931% 4/15/2037 (b)(c)(o)	2,102,000	2,102,000
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (c)(o)	11,540	11,545
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (o)	298,943	297,311
Voya CLO Ltd / Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 4.9852% 1/20/2038 (b)(c)(o)	1,595,000	1,598,750
Voya CLO Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1931% 4/15/2037 (b)(c)(o)	2,051,000	2,051,962
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		314,982,587
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (o)	855,390	863,640
MULTI-NATIONAL - 0.2%
AIMCO CLO Ltd / AIMCO CLO LLC Series 2026-21A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9252% 4/18/2039 (b)(c)(o)	5,485,000	5,494,868
Allegro CLO XV Ltd / Allegro CLO VX LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.8552% 4/20/2038 (b)(c)(o)	1,188,000	1,188,888
Ares Loan Funding V Ltd / Ares Loan Funding V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1666% 7/27/2037 (b)(c)(o)	2,845,000	2,845,000
OCP CLO Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9252% 1/20/2038 (b)(c)(o)	2,695,000	2,702,274
TOTAL MULTI-NATIONAL		12,231,030
UNITED STATES - 3.1%
AASET Ltd / AASET LLC Series 2025-1A Class A, 5.943% 2/16/2050 (o)	2,222,227	2,234,180
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (o)	3,093,109	2,984,428
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (o)	703,269	668,737
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (o)	844,059	843,700
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (o)	1,683,562	1,715,526
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (o)	1,598,879	1,629,235
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (o)	900,000	894,486
Affirm Master Trust Series 2026-2A Class A, 4.67% 4/16/2035 (o)	1,560,000	1,557,462
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (o)	3,013,198	3,019,393
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (o)	73,249	72,753
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (o)	39,748	39,281
ARI Fleet Lease Trust Series 2023-A Class A3, 5.33% 2/17/2032 (o)	1,692,017	1,695,720
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (o)	231,044	232,109
Avis Budget Rental Car Funding AESOP LLC Series 2022-1A Class A, 3.83% 8/21/2028 (o)	1,800,000	1,790,167
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (o)	831,452	827,854
Barings Equipment Finance LLC Series 2025-A Class A2, 4.64% 10/13/2028 (o)	933,275	936,933
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (o)	802,317	799,642
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	500,000	501,954
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	1,278,275	1,280,454
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	412,505	414,848
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	44,903	44,909
Carvana Auto Receivables Trust Series 2026-P2 Class A3, 4.77% 4/10/2031	1,300,000	1,305,124
Castlelake Aircraft Securitization Trust Series 2018-1 Class A, 4.125% 6/15/2043 (o)	78,987	78,197
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (o)	151,333	148,882
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (o)	488,890	480,341
CCG Receivables Trust Series 2025-1 Class B, 4.69% 10/14/2032 (o)	500,000	501,293
CNSL Series 2026-1A Class A2, 5.079% 3/20/2056 (o)	1,030,000	1,014,765
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class A2, 6% 5/20/2055 (o)	570,000	578,250
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (o)	2,991,050	2,962,637
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (o)	6,037,938	5,916,175
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (o)	9,077,275	8,050,082
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (o)	3,162,960	3,128,072
DB Master Finance LLC Series 2021-1A Class A2II, 2.493% 11/20/2051 (o)	8,351,475	7,874,075
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (o)	3,527,275	3,487,748
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (o)	2,860,625	2,826,192
DB Master Finance LLC Series 2026-1A Class A2II, 5.432% 5/20/2056 (o)	2,942,000	2,942,000
DB Master Finance LLC Series 2026-1A, 0% 5/20/2056 (o)	3,005,000	3,005,000
Dell Equipment Finance Trust Series 2025-2 Class A3, 4.12% 3/24/2031 (o)	900,000	897,539
Dext ABS LLC Series 2025-2 Class A3, 4.23% 4/15/2036 (o)	740,000	737,656
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (o)	208,843	210,394
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (o)	235,740	236,268
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (o)	2,880,400	2,869,255
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (o)	2,321,280	2,227,578
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (o)	5,699,823	5,411,473
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (o)	13,225,028	12,058,512
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.1831% 7/15/2037 (b)(c)(o)	2,790,000	2,790,000
Enterprise Fleet Financing LLC Series 2022-3 Class A3, 4.29% 7/20/2029 (o)	2,051,253	2,051,589
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (o)	900,000	906,375
Exeter Automobile Receivables Trust Series 2025-2A Class A3, 4.74% 1/16/2029	1,648,726	1,651,219
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	120,686	120,820
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	540,000	541,850
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	455,000	455,674
Exeter Select Automobile Receivables Trust Series 2025-3 Class A3, 4.18% 12/16/2030	2,600,000	2,591,955
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (o)	9,076,411	8,998,351
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (o)	5,358,554	5,353,643
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (o)	3,040,000	3,060,029
Goldentree Loan Management US CLO Ltd Series 2026-28A Class A, CME Term SOFR 3 month Index + 1.17%, 4.837% 10/20/2039 (b)(c)(o)	2,652,000	2,651,873
Green Lakes Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.8466% 1/25/2038 (b)(c)(o)	3,772,000	3,770,782
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (o)	345,990	347,035
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	1,133,474	1,139,215
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (o)	5,041,188	5,090,923
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (o)	2,560,650	2,586,178
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	734,530	735,252
M&T Bank Auto Receivables Trust Series 2026-1A Class A3, 4.66% 6/16/2031 (o)	1,200,000	1,204,983
Magnetite XXXVIII Ltd Series 2026-38AR Class A1R, CME Term SOFR 3 month Index + 1.19%, 1.19% 7/15/2039 (b)(c)(o)	4,274,000	4,274,000
Marlette Funding Trust Series 2025-1A Class A, 4.75% 7/16/2035 (o)	224,841	224,999
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (o)	154,245	155,068
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (o)	930,044	935,429
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (o)	2,400,000	2,401,506
MetroNet Infrastructure Issuer LLC Series 2025-2A Class C, 7.83% 8/20/2055 (o)	100,000	101,986
MetroNet Infrastructure Issuer LLC Series 2025-4A Class C, 7.112% 12/20/2055 (o)	200,000	200,423
MetroNet Infrastructure Issuer LLC Series 2026-1A Class C, 7.1% 4/20/2056 (o)	465,000	463,798
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (o)	6,262,509	6,112,431
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.9004% 10/17/2038 (b)(c)(o)	4,199,000	4,204,837
OneMain Financial Issuance Trust Series 2025-1A Class A, 4.82% 7/14/2038 (o)	200,000	200,465
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (o)	3,820,000	3,806,416
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (o)	2,000,000	1,991,033
Optn Series 2026-A Class A, 4.32% 1/9/2034 (o)	1,505,000	1,493,411
PEAC Solutions Receivables LLC Series 2025-1A Class A2, 4.94% 10/20/2028 (o)	1,594,523	1,600,820
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (o)	3,212,100	3,125,671
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (o)	430,205	435,245
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (o)	907,500	869,252
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (o)	1,443,840	1,358,369
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (o)	2,940,000	2,917,758
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (o)	878,278	883,051
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.0992% 7/25/2054 (b)(c)(o)	864,281	862,618
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (c)(o)	364,934	360,230
RCKT Mortgage Trust Series 2025-1A Class A, 4.9% 7/25/2034 (o)	453,842	454,659
Reach ABS Trust Series 2025-2A Class A, 4.93% 8/18/2032 (o)	1,146,312	1,150,178
Retained Vantage Data Centers Issuer LLC / Vantage Data Centers CDA Ltd Series 2023-1A Class B, 5.75% 9/15/2048 (o)	250,000	246,202
Retained Vantage Data Centers Issuer LLC / Vantage Data Centers CDA Ltd Series 2024-1A Class B, 5.775% 9/15/2049 (o)	105,000	101,455
RKTL Series 2026-2A Class A, 4.33% 5/25/2035 (o)	2,185,000	2,185,184
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (o)	381,000	366,879
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (o)	500,000	498,817
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (o)	600,000	593,373
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (o)	2,698,678	2,708,887
SoFi Consumer Loan Program Trust Series 2025-1 Class A, 4.8% 2/27/2034 (o)	907,920	910,372
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (o)	8,326,205	8,226,052
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (o)	8,993,050	9,047,478
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (o)	5,717,925	5,745,166
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (o)	4,352,715	4,174,307
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (o)	4,538,880	4,449,241
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (o)	2,146,315	2,085,722
Switch ABS Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (o)	750,000	763,226
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (o)	6,025,000	5,939,236
Tesla Finance LLC Series 2026-1A Class A, 5.31% 5/20/2052 (o)	1,700,000	1,706,517
Towd Point Mortgage Trust Series 2018-5 Class A1A, 3.25% 7/25/2058 (o)	1,109,226	1,102,521
Towr Series 2026-1A Class B, 5.882% 4/25/2056 (o)	181,000	180,769
UPX HIL Issuer Trust Series 2025-1 Class B, 6.07% 1/25/2047 (o)	400,000	398,198
VB-S1 Issuer LLC Series 2022-1A Class F, 5.268% 2/15/2052 (o)	240,000	235,591
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (o)	1,500,000	1,521,099
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (o)	793,000	815,799
VB-S1 Issuer LLC Series 2026-1A Class F, 6.843% 3/15/2056 (o)	195,000	195,552
VCAT Asset Securitization LLC Series 2026-NPL2 Class A1, 5.062% 2/25/2056 (n)(o)	911,040	911,038
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (o)	453,324	453,835
Wheels Fleet Lease Funding LLC Series 2023-1A Class A, 5.8% 4/18/2038 (o)	285,533	286,572
Willis Engine Structured Trust Series 2025-A Class A, 5.582% 6/15/2050 (o)	3,339,485	3,353,461
Willis Engine Structured Trust VII Series 2023-A Class A, 8% 10/15/2048 (o)	85,939	87,180
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (o)	2,847,303	2,816,334
World Omni Auto Receivables Trust Series 2023-C Class A3, 5.15% 11/15/2028	181,532	182,188
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	557,304	557,860
TOTAL UNITED STATES		242,608,789
TOTAL ASSET-BACKED SECURITIES (Cost $653,380,380)		654,651,415

Bank Loan Obligations - 0.5%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 15% 6/30/2026 (b)(c)(i)(j)	290,218	290,219
Canacol Energy Ltd Tranche SECOND DIP, term loan CME Term SOFR 3 month Index + 16%, 15% 6/30/2026 (b)(c)(i)(j)	138,558	138,558

TOTAL COLOMBIA		428,777
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2112% 5/23/2030 (b)(c)(i)	482,284	477,032
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5481% 5/31/2031 (b)(c)(i)	350,160	354,758
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.6731% 10/31/2027 (b)(c)(i)	34,731	26,361
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9612% 8/30/2028 (b)(c)(i)	681,450	289,616
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 11/15/2030 (b)(c)(i)	605,000	583,825
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1634% 11/15/2030 (b)(c)(i)	804,670	781,334

TOTAL SWITZERLAND		1,365,159
UNITED STATES - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.5843% 10/3/2031 (b)(c)(i)	105,069	85,702
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.8583% 4/3/2031 (b)(c)(i)	945,000	899,064
		984,766
Entertainment - 0.0%
AP Core Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.1433% 5/15/2031 (b)(c)(i)	830,000	824,987
Media - 0.0%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2996% 6/18/2029 (b)(c)(i)	497,058	448,063
TOTAL COMMUNICATION SERVICES		2,257,816
Consumer Discretionary - 0.2%
Diversified Consumer Services - 0.0%
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1251% 8/19/2030 (b)(c)(i)	420,000	417,375
Hotels, Restaurants & Leisure - 0.2%
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 10/31/2031 (b)(c)(i)	838,821	773,183
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9612% 6/1/2028 (b)(c)(i)	973,887	928,952
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6203% 7/2/2032 (b)(c)(i)	667,888	578,558
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (b)(c)(i)(m)	28,546	24,728
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.925% 12/30/2026 (b)(c)(i)	1,742,165	1,533,106
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.425% 12/30/2026 (b)(c)(i)	208,277	183,283
		4,021,810
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9703% 6/29/2028 (b)(c)(i)	1,017,251	930,276
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4418% 10/1/2032 (b)(c)(i)	795,000	763,200
		1,693,476
Specialty Retail - 0.0%
Champions Financing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 2/23/2029 (b)(c)(i)(l)	690,000	644,681
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.668% 2/22/2033 (b)(c)(i)	235,000	232,695
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.4132% 9/4/2029 (b)(c)(i)	418,591	389,243
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 4/30/2031 (b)(c)(i)	92,000	91,731
		1,358,350
TOTAL CONSUMER DISCRETIONARY		7,491,011
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6996% 9/20/2030 (b)(c)(i)	393,025	376,813
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (b)(c)(i)(j)(k)	8,937	0
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (b)(c)(i)(j)(k)	2,578	0
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 0% (b)(c)(i)(j)(k)	19,476	7,376
		7,376
TOTAL CONSUMER STAPLES		384,189
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (b)(c)(i)(k)	3,875,707	2,517,466
Financials - 0.0%
Financial Services - 0.0%
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (i)(j)	245,000	248,266
Insurance - 0.0%
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 2/23/2033 (b)(c)(i)	974,000	949,445
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
TPG RE Finance Trust Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3785% 5/16/2033 (b)(c)(i)	255,000	255,000
TOTAL FINANCIALS		1,452,711
Health Care - 0.0%
Health Care Providers & Services - 0.0%
ModivCare Inc Tranche EXIT 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7007% 12/29/2030 (b)(c)(i)	79,428	66,719
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9496% 3/31/2033 (b)(c)(i)	196,000	191,100
		257,819
Pharmaceuticals - 0.0%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.8703% 10/8/2030 (b)(c)(i)	2,253,851	2,174,019
TOTAL HEALTH CARE		2,431,838
Industrials - 0.1%
Building Products - 0.0%
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.299% 8/1/2028 (b)(c)(i)	89,308	51,055
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.024% 4/12/2028 (b)(c)(i)	1,501,679	888,243
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.174% 5/15/2031 (b)(c)(i)	310,000	154,482
		1,093,780
Commercial Services & Supplies - 0.1%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1203% 2/15/2031 (b)(c)(i)	500,185	438,912
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1632% 8/1/2030 (b)(c)(i)	1,632,809	1,330,331
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9277% 9/4/2030 (b)(c)(i)	2,536,320	1,859,122
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7687% 2/3/2033 (b)(c)(i)	760,000	750,736
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5% 6/15/2030 (b)(c)(i)	385,000	382,594
		4,761,695
Passenger Airlines - 0.0%
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 5/29/2033 (b)(c)(i)(l)	385,000	381,150
TOTAL INDUSTRIALS		6,236,625
Information Technology - 0.0%
IT Services - 0.0%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4347% 2/12/2029 (b)(c)(i)	50,000	41,044
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9347% 2/10/2028 (b)(c)(i)	756,369	702,712
		743,756
Software - 0.0%
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.8703% 5/3/2028 (b)(c)(i)	205,000	198,178
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 8/31/2028 (b)(c)(i)	1,590,000	1,551,188
		1,749,366
TOTAL INFORMATION TECHNOLOGY		2,493,122
Materials - 0.2%
Chemicals - 0.2%
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.4158% 11/24/2027 (b)(c)(i)	10,000	9,000
Advancion Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.5158% 11/24/2028 (b)(c)(i)	610,000	457,500
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7658% 11/24/2027 (b)(c)(i)	1,434,930	1,291,437
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.7348% 6/9/2028 (b)(c)(i)	254,653	228,075
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 10/15/2032 (b)(c)(i)	74,813	74,607
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4136% 10/4/2029 (b)(c)(i)	1,250,080	1,243,117
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7246% 7/3/2028 (b)(c)(i)	1,499,346	1,428,546
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.5843% 3/15/2029 (b)(c)(i)	1,342,948	1,299,302
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.1578% 3/15/2030 (b)(c)(i)	419,706	386,654
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 8/25/2031 (b)(c)(i)	978,544	968,758
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1203% 4/4/2033 (b)(c)(i)	590,000	589,263
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1648% 9/30/2031 (b)(c)(i)	721,863	605,794
TOTAL MATERIALS		8,582,053
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1203% 3/29/2030 (b)(c)(i)	548,796	553,368
TOTAL UNITED STATES		34,400,199
TOTAL BANK LOAN OBLIGATIONS (Cost $39,164,913)		37,341,902

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Capital One NA ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	401,000	409,064
Morgan Stanley Bank NA 4.788% 5/10/2030 (c)	2,094,000	2,099,936
Regions Bank/Birmingham AL 6.45% 6/26/2037	250,000	264,107

TOTAL UNITED STATES		2,773,107
TOTAL BANK NOTES (Cost $2,782,530)		2,773,107

Collateralized Mortgage Obligations - 1.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.9%
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1, 4.694% 2/25/2071 (c)(o)	388,658	383,375
BRAVO Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (o)	799,991	794,043
BRAVO Residential Funding Trust Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (c)(o)	727,338	730,788
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (n)(o)	1,144,627	1,141,426
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(o)	647,835	647,835
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(o)	417,234	415,871
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (c)(o)	625,185	616,408
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (o)	2,965,154	2,932,495
Cross 2026-Nqm2 Mtg Tr Series 2026-NQM2 Class A1FC, 4.735% 3/25/2061 (c)(o)	775,121	769,111
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (c)(o)	1,023,055	1,029,266
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	587	593
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	816	825
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	1,029	1,043
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	770	780
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	1,096	1,112
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	404	411
Fannie Mae Guaranteed REMIC Series 2001-38 Class QF, U.S. 30-Day Avg. SOFR Index + 1.0945%, 4.7066% 8/25/2031 (b)(c)	1,228	1,239
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	226	232
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	694	716
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5266% 2/25/2032 (b)(c)	136	137
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.756% 3/18/2032 (b)(c)	248	251
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7266% 4/25/2032 (b)(c)	493	498
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7266% 10/25/2032 (b)(c)	315	318
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 4.4766% 1/25/2032 (b)(c)	125	125
Fannie Mae Guaranteed REMIC Series 2002-74 Class FV, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.1766% 11/25/2032 (b)(c)	672	672
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.8234% 11/25/2032 (c)(r)	140	2
Fannie Mae Guaranteed REMIC Series 2002-75 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7266% 11/25/2032 (b)(c)	483	488
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3734% 12/25/2033 (c)(r)	5,793	600
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3734% 3/25/2033 (c)(r)	315	28
Fannie Mae Guaranteed REMIC Series 2003-70 Class BJ, 5% 7/25/2033	9,157	9,205
Fannie Mae Guaranteed REMIC Series 2004-52 Class KZ, 5.5% 7/25/2034	42,927	43,715
Fannie Mae Guaranteed REMIC Series 2004-91 Class Z, 5% 12/25/2034	98,052	98,571
Fannie Mae Guaranteed REMIC Series 2005-117 Class JN, 4.5% 1/25/2036	8,306	8,270
Fannie Mae Guaranteed REMIC Series 2005-14 Class ZB, 5% 3/25/2035	30,071	30,232
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.9934% 6/25/2035 (c)(r)	6,690	370
Fannie Mae Guaranteed REMIC Series 2005-68 Class CZ, 5.5% 8/25/2035	122,228	124,741
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	21,868	22,334
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	14,169	14,174
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	3,122	3,172
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.9534% 11/25/2036 (c)(r)	4,207	304
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.9134% 12/25/2036 (c)(r)	2,214	177
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (s)	2,993	2,706
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (s)	5,336	4,612
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.7134% 5/25/2037 (c)(r)	1,515	121
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 17.2405% 7/25/2037 (b)(c)	1,632	2,039
Fannie Mae Guaranteed REMIC Series 2009-59 Class HB, 5% 8/25/2039	58,365	58,676
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	9,093	8,760
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	63,696	61,451
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	6,164	6,341
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	27,951	27,733
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (r)	5,052	58
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	23,443	21,718
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	34,297	32,244
Fannie Mae Guaranteed REMIC Series 2012-70 Class FB, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.1766% 7/25/2042 (b)(c)	1,139,958	1,131,875
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 2.3234% 1/25/2044 (c)(r)	7,964	748
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (r)	35,300	4,714
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	42,495	40,703
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	5,048,995	4,404,135
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (r)	21,292	2,693
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047	4,218,491	3,865,889
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	813,326	739,172
Fannie Mae Guaranteed REMIC Series 2018-45 Class GI, 4% 6/25/2048 (r)	318,282	66,061
Fannie Mae Guaranteed REMIC Series 2019-76 Class FC, U.S. 30-Day Avg. SOFR Index + 0.6145%, 4.2266% 12/25/2049 (b)(c)	610,677	604,200
Fannie Mae Guaranteed REMIC Series 2020-49 Class LA, 2% 3/25/2043	1,836,369	1,773,325
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	624,007	567,459
Fannie Mae Guaranteed REMIC Series 2021-21 Class HG, 2% 11/25/2047	1,638,137	1,455,281
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	317,663	282,441
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	114,247	97,009
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	121,412	103,093
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	165,046	140,150
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	160,759	133,579
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	100,567	89,583
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	710,004	632,525
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	474,074	424,135
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	3,420,482	3,056,885
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	157,615	139,913
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	145,677	135,844
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	186,933	172,590
Fannie Mae Guaranteed REMIC Series 2022-12 Class EA, 2.25% 9/25/2046	2,294,607	2,106,726
Fannie Mae Guaranteed REMIC Series 2022-12 Class GD, 2.25% 3/25/2052	279,067	255,464
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	161,588	153,316
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	315,323	294,326
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	2,313,201	2,225,525
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	144,860	137,307
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	157,066	148,406
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	114,191	105,382
Fannie Mae Guaranteed REMIC Series 2022-20 Class HC, 2.5% 4/25/2052	1,511,979	1,378,893
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	279,660	273,712
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	675,551	609,211
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	1,712,518	1,526,495
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	114,357	102,003
Fannie Mae Guaranteed REMIC Series 2022-4 Class YT, 2% 2/25/2052	302,667	273,853
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	107,343	105,241
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	301,968	262,304
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	635,783	573,896
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 8/25/2052 (b)(c)	1,442,946	1,432,106
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 9/25/2052 (b)(c)	3,032,727	3,009,943
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 10/25/2052 (b)(c)	999,907	993,610
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 10/25/2052 (b)(c)	3,514,376	3,487,679
Fannie Mae Guaranteed REMIC Series 2022-69 Class AB, 4.5% 1/25/2044	414,194	406,879
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	205,736	191,992
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	672,747	614,613
Fannie Mae Guaranteed REMIC Series 2023-13 Class CK, 1.5% 11/25/2050	1,107,955	918,080
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1121% 11/25/2053 (b)(c)	915,888	929,231
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0621% 11/25/2053 (b)(c)	3,633,679	3,686,406
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.1421% 7/25/2054 (b)(c)	382,871	387,344
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 9/25/2053 (b)(c)	779,729	785,944
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 12/25/2054 (b)(c)	3,258,091	3,279,790
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7121% 12/25/2054 (b)(c)	907,082	914,303
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	44	44
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (s)	1,796	1,535
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (s)	2,954	2,517
Fannie Mae Mortgage pass-thru certificates Series 2020-47 Class DG, 2% 4/25/2042	2,544,985	2,459,095
Fannie Mae Mortgage pass-thru certificates Series 2020-55 Class A, 2% 5/25/2043	569,056	530,268
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	474,544	448,686
Fannie Mae Mortgage pass-thru certificates Series 2020-63 Class DA, 2% 9/25/2045	294,416	272,274
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 6/25/2054 (b)(c)	1,189,271	1,196,628
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 9/25/2054 (b)(c)	1,485,997	1,495,094
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 2/25/2055 (b)(c)	1,819,712	1,835,534
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 9/25/2054 (b)(c)	2,195,078	2,213,349
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 2/25/2055 (b)(c)	1,508,777	1,520,100
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (b)(c)	1,634,780	1,646,408
Fannie Mae Series 2010-118 Class PB, 4.5% 10/25/2040	104,620	103,931
Fannie Mae Series 2010-15 Class FJ, U.S. 30-Day Avg. SOFR Index + 1.0445%, 4.6566% 6/25/2036 (b)(c)	116,057	117,243
Fannie Mae Series 2010-39 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0345%, 4.6466% 3/25/2036 (b)(c)	88,087	89,198
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	133,603	133,175
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	512,489	488,977
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	361,494	355,595
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	176,061	164,248
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (r)	1,379	168
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (r)	1,304	162
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (c)(r)	864	126
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (r)	829	119
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (r)	5,774	862
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	210	213
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	804	814
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4341 Class ML, 3.5% 11/15/2031	88,942	87,851
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	68,448	67,369
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	4,352,801	3,504,893
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	165,023	147,223
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	89,697	79,831
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	168,419	150,417
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	203,887	174,909
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	401	408
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	3,068	3,118
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	149	152
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	431	438
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2145 Class MZ, 6.5% 4/15/2029	3,696	3,763
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	863	875
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	510	517
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	273	278
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	1,980	2,013
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	7,714	7,970
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5573% 1/15/2032 (b)(c)	111	110
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6573% 3/15/2032 (b)(c)	150	150
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7573% 3/15/2032 (b)(c)	144	145
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6573% 6/15/2031 (b)(c)	211	212
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6573% 3/15/2032 (b)(c)	76	76
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	967	995
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	1,501	1,525
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	2,602	2,677
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2526 Class FC, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.1573% 11/15/2032 (b)(c)	1,695	1,693
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	6,129	6,236
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2711 Class FC, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6573% 2/15/2033 (b)(c)	30,051	30,222
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2770 Class FH, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.1573% 3/15/2034 (b)(c)	40,060	39,937
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	3,207	3,280
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2877 Class ZD, 5% 10/15/2034	111,118	111,866
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	30,989	31,063
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	11,643	12,005
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class MK, 5.5% 6/15/2035	1,121	1,142
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	18,954	18,915
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	6,316	6,392
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.8427% 2/15/2036 (c)(r)	2,005	158
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (s)	6,842	5,696
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (s)	3,642	3,071
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	6,656	6,875
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	24,638	25,023
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.9027% 11/15/2036 (c)(r)	8,338	658
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	1,726	1,759
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.8227% 6/15/2037 (c)(r)	5,863	505
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.0073% 5/15/2037 (b)(c)	7,227	7,163
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	23,176	23,406
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	31,573	31,880
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3843 Class PZ, 5% 4/15/2041	179,565	178,404
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3857 Class ZP, 5% 5/15/2041	252,709	251,112
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	4,402	4,380
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	26,627	25,135
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (r)	9,285	192
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	10,421	10,264
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	50,427	48,744
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4690 Class CA, 3% 11/15/2036	1,303,301	1,265,202
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	180,816	146,313
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5000 Class BA, 2% 4/25/2045	422,440	389,686
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	338,483	319,908
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	110,192	92,058
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	379,624	330,242
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	597,623	460,702
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5077 Class ME, 2% 8/15/2048	4,378,131	3,673,281
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5092 Class CL, 3% 4/25/2041	1,230,175	1,098,297
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	436,633	394,387
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	425,993	382,132
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	125,303	107,020
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	445,094	402,431
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	164,766	140,878
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	161,543	136,857
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class BA, 2.5% 5/25/2049	466,462	415,301
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	167,451	148,656
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	568,406	498,977
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	462,498	412,726
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	399,106	355,553
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	111,889	101,865
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	768,514	688,123
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	102,925	91,623
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	259,550	231,041
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	110,216	100,280
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	217,881	193,896
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	132,931	116,721
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	1,884,114	1,679,478
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	217,882	193,896
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	83,561	76,089
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	340,568	311,471
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199 Class PH, 2.25% 3/25/2052	378,271	331,342
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	110,329	102,551
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	453,206	422,802
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	89,596	81,688
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	160,260	146,806
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	99,950	95,157
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	334,408	316,104
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	640,748	606,558
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	209,699	200,273
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	343,015	325,978
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	180,104	180,702
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.2821% 8/25/2052 (b)(c)	629,967	624,402
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.3621% 9/25/2052 (b)(c)	1,113,694	1,103,755
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	367,062	365,583
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 4.6121% 10/25/2054 (b)(c)	694,070	698,139
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7121% 11/25/2054 (b)(c)	2,712,249	2,732,132
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (b)(c)	2,929,291	2,944,457
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 2/25/2055 (b)(c)	1,202,877	1,206,027
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8621% 10/25/2054 (b)(c)	2,272,135	2,288,882
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (b)(c)	3,038,330	3,059,577
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	886	899
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	499	506
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	139	140
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.1024% 5/20/2060 (b)(c)(d)	3,530	3,516
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.0752% 8/20/2060 (b)(c)(d)	82,961	82,621
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.1552% 12/20/2060 (b)(c)(d)	48,858	48,492
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 12/20/2060 (b)(c)(d)	35,793	35,760
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 2/20/2061 (b)(c)(d)	47,058	47,014
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.2652% 2/20/2061 (b)(c)(d)	48,670	48,613
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 4/20/2061 (b)(c)(d)	34,165	34,138
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 5/20/2061 (b)(c)(d)	46,619	46,571
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 5/20/2061 (b)(c)(d)	32,819	32,787
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.3052% 6/20/2061 (b)(c)(d)	37,478	37,461
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3252% 9/20/2061 (b)(c)(d)	13,638	13,636
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3752% 10/20/2061 (b)(c)(d)	41,689	41,714
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4752% 11/20/2061 (b)(c)(d)	39,106	39,165
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4752% 1/20/2062 (b)(c)(d)	20,693	20,738
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4052% 1/20/2062 (b)(c)(d)	49,648	49,697
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4052% 3/20/2062 (b)(c)(d)	32,540	32,567
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.4252% 5/20/2061 (b)(c)(d)	129	129
Ginnie Mae Mortgage pass-thru certificates Series 2013-H01 Class FA, 1.65% 1/20/2063 (d)	1	1
Ginnie Mae Mortgage pass-thru certificates Series 2013-H04 Class BA, 1.65% 2/20/2063 (d)	178	172
Ginnie Mae Mortgage pass-thru certificates Series 2013-H19 Class FC, CME Term SOFR 1 month Index + 0.6%, 4.3752% 8/20/2063 (b)(c)(d)	1,534	1,535
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3752% 1/20/2064 (b)(c)(d)	3,117	3,119
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 4.3752% 12/20/2063 (b)(c)(d)	5,962	5,965
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 6/20/2064 (b)(c)(d)	9,515	9,508
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.0552% 5/20/2063 (b)(c)(d)	1,315	1,311
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (d)	242	228
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 3.9752% 4/20/2063 (b)(c)(d)	1,977	1,968
Ginnie Mae Mortgage pass-thru certificates Series 2015-H30 Class HA, 1.75% 9/20/2062 (c)(d)	11,222	10,956
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.29% 5/20/2066 (b)(c)(d)	49,642	49,677
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.1752% 12/20/2062 (b)(c)(d)	641	641
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	45,192	41,503
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.14% 8/20/2066 (b)(c)(d)	59,249	59,176
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (d)	267,801	262,826
Ginnie Mae REMIC pass-thru certificates Series 2004-22 Class AZ, 5.5% 4/20/2034	97,813	100,495
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	9,359	9,426
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.7605% 5/16/2034 (c)(r)	1,817	83
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.9505% 6/16/2037 (c)(r)	3,616	261
Ginnie Mae REMIC pass-thru certificates Series 2007-59 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2171% 7/20/2037 (b)(c)	28,901	28,994
Ginnie Mae REMIC pass-thru certificates Series 2008-2 Class FD, CME Term SOFR 1 month Index + 0.5945%, 4.1971% 1/20/2038 (b)(c)	7,733	7,751
Ginnie Mae REMIC pass-thru certificates Series 2008-73 Class FA, CME Term SOFR 1 month Index + 0.9745%, 4.5771% 8/20/2038 (b)(c)	39,997	40,647
Ginnie Mae REMIC pass-thru certificates Series 2008-83 Class FB, CME Term SOFR 1 month Index + 1.0145%, 4.6171% 9/20/2038 (b)(c)	30,751	31,296
Ginnie Mae REMIC pass-thru certificates Series 2009-108 Class CF, CME Term SOFR 1 month Index + 0.7145%, 4.3395% 11/16/2039 (b)(c)	44,789	45,046
Ginnie Mae REMIC pass-thru certificates Series 2009-116 Class KF, CME Term SOFR 1 month Index + 0.6445%, 4.2695% 12/16/2039 (b)(c)	23,961	24,054
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	6,858	6,704
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	90,946	88,915
Ginnie Mae REMIC pass-thru certificates Series 2010-169 Class Z, 4.5% 12/20/2040	422,367	404,746
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	20,136	19,683
Ginnie Mae REMIC pass-thru certificates Series 2010-31 Class BP, 5% 3/20/2040	184,098	185,039
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3224% 3/20/2060 (b)(c)(d)	11,086	11,084
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (r)	4,236	92
Ginnie Mae REMIC pass-thru certificates Series 2011-68 Class EC, 3.5% 4/20/2041	11,150	11,031
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 2.3829% 7/20/2041 (c)(r)	8,376	713
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 4.1171% 8/20/2042 (b)(c)	31,058	30,766
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	17,070	16,942
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	173,629	161,103
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	67,334	61,992
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	113,682	104,523
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	91,114	84,535
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	35,107	32,832
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	172,497	157,506
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	96,039	87,488
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	78,474	71,709
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	97,201	89,415
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	86,680	81,449
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (o)	3,219,053	3,146,753
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (n)(o)	248,644	245,630
J P Morgan Mortgage Trust Series 2026-NQX1 Class A1, 5.5% 7/25/2066 (c)(o)	1,423,858	1,426,253
JP Morgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (c)(o)	764,924	768,326
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (o)	279,447	262,543
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (c)(o)	486,607	464,860
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (c)(o)	653,270	655,840
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM3 Class A1FC, 5.134% 3/25/2071 (c)(o)	382,044	381,151
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (o)	278,111	259,083
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (o)	135,907	127,489
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (o)	391,561	363,042
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (o)	2,225,195	2,158,587
OBX Trust Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (n)(o)	524,927	524,980
OBX Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (c)(o)	826,787	821,622
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (o)	69,241	68,437
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (c)(o)	1,660,140	1,629,438
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (c)(o)	970,748	948,710
Ocwen Loan Investment Trust Series 2026-HB2 Class A, 3% 5/25/2039 (c)(o)	3,100,000	3,036,760
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (o)	261,627	261,639
PRET Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (n)(o)	1,176,874	1,143,682
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (o)	739,258	701,363
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (o)	3,075,856	2,981,596
PRPM Trust Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (c)(o)	590,936	590,996
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (o)	768,068	759,271
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (o)	233,851	231,264
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (c)(o)	151,260	148,713
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (c)(o)	2,709,029	2,655,847
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(o)	969,512	943,675
Prpm LLC Series 2025-RCF5 Class A1, 4.839% 10/25/2055 (o)	340,054	338,583
PRPM LLC Series 2026-RCF2 Class A1, 5.5% 3/25/2056 (c)(o)	1,082,389	1,084,375
PRPM Trust Series 2026-RCF3 Class A1, 5.25% 5/25/2056 (o)	710,000	708,161
Rco Mortgage LLC Series 2026-1 Class A1, 5.5358% 3/25/2031 (c)(o)	1,438,367	1,431,467
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (o)	487,409	461,125
VCAT LLC Series 2026-NPL3 Class A1, 5.774% 5/25/2056 (c)(o)	937,000	936,988
Verus Securitization Trust Series 2026-R2 Class A1FC, 5.282% 10/25/2067 (n)(o)	837,483	839,102
TOTAL UNITED STATES		151,244,274
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $149,128,873)		151,244,274

Commercial Mortgage Securities - 5.3%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Prima Capital CRE Securitization Ltd/LLC Series 2019-RK1 Class BT, 4.45% 4/15/2038 (o)	343,000	326,631
UNITED STATES - 5.3%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3706% 6/15/2040 (b)(c)(o)	4,220,000	4,237,144
Ares Commercial Mortgage Trust Series 2026-GCP Class D, CME Term SOFR 1 month Index + 2.35%, 5.9771% 2/15/2043 (b)(c)(o)	275,000	275,344
Ares Trust 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.1771% 4/15/2042 (b)(c)(o)	565,000	565,706
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 7.6661% 10/15/2034 (b)(c)(o)	170,000	170,460
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (o)	547,841	535,619
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (o)	132,000	127,314
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class B, 3.79% 7/15/2049	157,148	153,424
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.9962% 7/15/2049 (c)	818,000	790,439
BANK Series 2017-BNK4 Class C, 4.372% 5/15/2050	235,000	208,328
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	1,000,000	990,322
BANK Series 2017-BNK6 Class ASB, 3.289% 7/15/2060	17,513	17,475
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	149,353	148,613
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (c)	385,000	347,107
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	403,889	396,586
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	66,566	64,984
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	962,049	905,347
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	71,186	69,244
BANK Series 2022-BNK39 Class C, 3.3771% 2/15/2055 (c)	194,000	164,626
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (c)	200,000	205,195
BANK Series 2024-BNK47 Class A5, 5.716% 6/15/2057	800,000	835,472
BANK Series 2025-BNK51 Class C, 5.946% 12/25/2067 (c)	405,000	396,965
BANK5 Series 2024-5YR11 Class C, 6.5328% 11/15/2057 (c)	225,000	223,757
BANK5 Series 2024-5YR12 Class C, 6.4996% 12/15/2057 (c)	161,000	161,664
BANK5 Series 2025-5YR16 Class XB, 0.5535% 8/15/2063 (c)(r)	7,700,000	126,499
BANK5 Series 2025-5YR19 Class C, 5.715% 12/15/2058	255,000	249,655
BANK5 Series 2025-5YR19 Class D, 4.5% 12/15/2058 (c)(o)	490,000	410,911
BANK5 Series 2025-5YR19 Class XB, 0.8097% 12/15/2058 (c)(r)	3,600,000	95,873
BANK5 Series 2026-5YR21 Class C, 6.1597% 4/15/2059 (c)	130,000	128,015
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/26/2059 (o)	4,898,695	4,841,910
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	950,000	826,657
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.6928% 4/15/2053 (c)	189,000	160,883
BBCMS Mortgage Trust Series 2022-C16 Class B, 4.6% 6/15/2055	200,000	181,868
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	150,000	147,516
BBCMS Mortgage Trust Series 2024-C26 Class D, 4.5% 5/15/2057 (o)	435,000	343,207
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	334,000	326,603
BBCMS Mortgage Trust Series 2025-5C33 Class C, 5.981% 3/15/2058	118,000	117,393
BBCMS Mortgage Trust Series 2025-5C33 Class D, 6.6266% 3/15/2058 (c)(o)	213,000	202,753
BBCMS Mortgage Trust Series 2025-5C34 Class C, 6.8064% 5/15/2058 (c)	760,000	783,229
BBCMS Mortgage Trust Series 2025-5C37 Class C, 6.002% 9/15/2058 (c)	595,000	594,908
BBCMS Mortgage Trust Series 2025-5C38 Class XB, 1.1085% 11/15/2058 (c)(o)(r)	8,700,000	324,538
BBCMS Mortgage Trust Series 2025-C32 Class C, 6.125% 2/15/2062 (c)	923,000	922,267
BBCMS Mortgage Trust Series 2025-C32 Class D, 4.5% 2/15/2062 (o)	100,000	80,397
BBCMS Mortgage Trust Series 2025-C35 Class C, 6.114% 7/15/2058 (c)	220,000	218,062
BBCMS Mortgage Trust Series 2025-C39 Class C, 5.9063% 12/15/2058 (c)	100,000	98,503
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	259,431	258,331
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	4,151,000	4,099,540
Benchmark Mortgage Trust Series 2019-B12 Class XA, 1.1466% 8/15/2052 (c)(r)	6,682,043	148,986
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.8792% 12/15/2062 (c)(r)	3,906,737	68,600
Benchmark Mortgage Trust Series 2020-IG3 Class 825C, 3.0763% 9/15/2048 (c)(o)	242,000	233,282
Benchmark Mortgage Trust Series 2020-IG3 Class 825D, 3.0763% 9/15/2048 (c)(o)	265,000	253,722
Benchmark Mortgage Trust Series 2022-B33 Class C, 3.7339% 3/15/2055 (c)	400,000	315,496
Benchmark Mortgage Trust Series 2024-V11 Class C, 6.295% 11/15/2057	596,000	597,456
Benchmark Mortgage Trust Series 2024-V5 Class A3, 5.8053% 1/10/2057	1,500,000	1,537,255
Benchmark Mortgage Trust Series 2025-B41 Class C, 6.1365% 7/15/2068	288,000	285,832
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 7.2666% 11/15/2041 (b)(c)(o)	749,000	749,702
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 7.316% 7/15/2039 (b)(c)(o)	825,027	825,026
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9692% 3/15/2041 (b)(c)(o)	2,455,802	2,458,872
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (c)	100,000	97,057
BMO Mortgage Trust Series 2025-5C10 Class C, 6.485% 5/15/2058 (c)	245,000	248,763
BMO Mortgage Trust Series 2025-5C11 Class XB, 0.8063% 7/15/2058 (c)(r)	13,800,000	321,554
BMO Mortgage Trust Series 2025-5C12 Class XB, 0.9679% 10/15/2058 (c)(r)	9,300,000	291,056
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	1,000,000	995,643
BMO Mortgage Trust Series 2025-5C9 Class XA, 0.9228% 4/15/2058 (c)(r)	6,396,401	155,911
BMO Mortgage Trust Series 2025-C12 Class C, 6.3931% 6/15/2058 (c)	737,000	738,341
BMO Mortgage Trust Series 2025-C13 Class C, 6.1337% 10/15/2058 (c)	399,000	381,243
BMO Mortgage Trust Series 2026-C14 Class C, 5.9255% 2/15/2059 (o)	175,000	167,145
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 4.999% 6/15/2041 (b)(c)(o)	2,072,000	2,073,295
BMP Commercial Mortgage Trust Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.2687% 6/15/2041 (b)(c)(o)	1,023,000	1,023,959
BMP Commercial Mortgage Trust Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.4684% 6/15/2041 (b)(c)(o)	723,000	724,356
BMP Commercial Mortgage Trust Series 2024-MF23 Class E, CME Term SOFR 1 month Index + 3.3891%, 7.0161% 6/15/2041 (b)(c)(o)	590,000	590,049
Bos Trust Series 2026-LYRK Class E, 8.0382% 5/11/2041 (c)(o)	65,000	64,405
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.3919% 11/5/2039 (c)(o)	8,606,000	8,687,680
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.3894% 11/5/2039 (c)(o)	264,000	269,688
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.2343% 11/5/2039 (c)(o)	1,125,000	1,162,565
BPR Commercial Mortgage Trust Series 2025-STAR Class C, 6.0608% 11/5/2042 (c)(o)	585,000	577,337
BPR Trust Series 2023-BRK2 Class C, 8.6303% 10/5/2038 (c)(o)	616,000	637,330
BPR Trust Series 2024-PMDW Class B, 5.85% 11/5/2041 (c)(o)	120,000	121,909
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (c)(o)	70,000	67,448
BRES Commercial Mortgage Trust Series 2025-ATCAP Class E, CME Term SOFR 1 month Index + 3.6408%, 7.2679% 11/15/2042 (b)(c)(o)	467,000	463,779
BRES Commercial Mortgage Trust Series 2025-ATCAP Class F, CME Term SOFR 1 month Index + 5.1885%, 8.8156% 11/15/2042 (b)(c)(o)	575,000	571,135
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.85% 6/15/2039 (b)(c)(o)	1,900,000	1,900,000
Bridge Commercial Mortgage Trust Series 2026-MF Class E, 6.45% 6/15/2039 (o)	325,000	325,000
BWAY Mortgage Trust Series 2025-1535 Class B, 7.7102% 5/5/2042 (c)(o)	595,000	617,250
BX 2019 Trust Series 2019-OC11 Class E, 4.0755% 12/9/2041 (c)(o)	2,038,000	1,885,393
BX 2019 Trust Series 2019-OC11 Class XA, 0.8735% 12/9/2041 (c)(o)(r)	50,900,000	1,141,835
BX 2021 Trust Series 2021-LBA Class EV, CME Term SOFR 1 month Index + 2.3645%, 5.9925% 2/15/2036 (b)(c)(o)	269,500	269,165
BX 2024 Trust Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 6.5165% 6/15/2041 (b)(c)(o)	908,647	899,564
BX 2024 Trust Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 7.565% 6/15/2041 (b)(c)(o)	1,679,125	1,662,754
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7771% 2/15/2035 (b)(c)(o)	7,086,000	7,050,570
BX 2025-DIME Trust Series 2025-DIME Class E, 6.6271% 2/15/2035 (c)(o)	610,000	604,664
BX 2025-DIME Trust Series 2025-DIME Class F, CME Term SOFR 1 month Index + 3.7%, 7.3271% 2/15/2035 (b)(c)(o)	876,000	872,694
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.7709% 3/15/2030 (b)(c)(o)	12,723,237	12,703,369
BX 2025-ROIC Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0206% 3/15/2030 (b)(c)(o)	1,623,300	1,617,216
BX 2025-ROIC Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.1704% 3/15/2030 (b)(c)(o)	2,286,500	2,277,931
BX 2025-ROIC Trust Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 6.5684% 3/15/2030 (b)(c)(o)	711,399	711,398
BX 2025-VLT6 Trust Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 6.8178% 3/15/2042 (b)(c)(o)	912,000	905,730
BX 2025-VLT6 Trust Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 7.5667% 3/15/2042 (b)(c)(o)	724,000	714,906
BX Commercial Mortgage 2020 Trust Series 2020-VIVA Class D, 3.667% 3/11/2044 (c)(o)	1,225,000	1,134,493
BX Commercial Mortgage 2020 Trust Series 2020-VIVA Class E, 3.667% 3/11/2044 (c)(o)	816,000	741,112
BX Commercial Mortgage 2024-VLT5 Trust Series 2024-VLT5 Class A, 5.4104% 11/13/2046 (c)(o)	262,000	261,908
BX Commercial Mortgage 2024-VLT5 Trust Series 2024-VLT5 Class B, 5.9949% 11/13/2046 (c)(o)	100,000	100,719
BX Commercial Mortgage 2024-VLT5 Trust Series 2024-VLT5 Class C, 6.3984% 11/13/2046 (c)(o)	239,000	241,213
BX Commercial Mortgage 2024-VLT5 Trust Series 2024-VLT5 Class E, 8.1339% 11/13/2046 (c)(o)	1,416,000	1,471,991
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0705% 4/15/2040 (b)(c)(o)	8,322,975	8,328,176
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class D, CME Term SOFR 1 month Index + 2.4919%, 6.119% 4/15/2040 (b)(c)(o)	362,657	362,997
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 7.3173% 4/15/2040 (b)(c)(o)	1,113,357	1,114,400
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 4.6733% 4/15/2034 (b)(c)(o)	383,377	382,708
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 4.9733% 4/15/2034 (b)(c)(o)	614,000	612,389
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.2733% 4/15/2034 (b)(c)(o)	406,000	404,755
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.5733% 4/15/2034 (b)(c)(o)	426,000	424,506
BX Commercial Mortgage Trust Series 2020-VIV2 Class C, 3.6605% 3/9/2044 (c)(o)	11,671,000	10,835,866
BX Commercial Mortgage Trust Series 2021-IRON Class D, CME Term SOFR 1 month Index + 2.2645%, 5.8915% 2/15/2038 (b)(c)(o)	220,910	219,878
BX Commercial Mortgage Trust Series 2021-IRON Class E, CME Term SOFR 1 month Index + 2.7145%, 6.3415% 2/15/2038 (b)(c)(o)	522,820	520,213
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4306% 10/15/2036 (b)(c)(o)	2,316,000	2,315,276
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.6403% 10/15/2036 (b)(c)(o)	268,000	267,425
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 4.8401% 10/15/2036 (b)(c)(o)	2,044,000	2,039,473
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.0398% 10/15/2036 (b)(c)(o)	349,000	347,829
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 5.689% 10/15/2036 (b)(c)(o)	2,036,000	2,029,163
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1181% 4/15/2037 (b)(c)(o)	889,544	889,822
BX Commercial Mortgage Trust Series 2024-AIR2 Class D, CME Term SOFR 1 month Index + 2.7905%, 6.4185% 10/15/2041 (b)(c)(o)	359,693	360,142
BX Commercial Mortgage Trust Series 2024-AIRC Class D, CME Term SOFR 1 month Index + 3.0892%, 6.7163% 8/15/2041 (b)(c)(o)	355,573	356,461
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 7.1666% 11/15/2041 (b)(c)(o)	1,218,295	1,212,899
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9199% 12/15/2039 (b)(c)(o)	3,497,198	3,503,755
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2684% 5/15/2041 (c)(o)	4,699,200	4,703,606
BX Commercial Mortgage Trust Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 7.3154% 5/15/2041 (b)(c)(o)	700,000	698,103
BX Commercial Mortgage Trust Series 2024-MF Class D, CME Term SOFR 1 month Index + 2.6898%, 6.3169% 2/15/2039 (b)(c)(o)	251,469	252,412
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0187% 3/15/2041 (b)(c)(o)	12,216,593	12,235,681
BX Commercial Mortgage Trust Series 2024-XL5 Class D, CME Term SOFR 1 month Index + 2.6898%, 6.3169% 3/15/2041 (b)(c)(o)	471,450	472,187
BX Commercial Mortgage Trust Series 2025-SPOT Class B, CME Term SOFR 1 month Index + 1.743%, 5.37% 4/15/2040 (b)(c)(o)	2,987,386	2,989,253
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 3/15/2043 (b)(c)(o)	6,742,528	6,734,100
BX Commercial Mortgage Trust Series 2026-XL6 Class B, CME Term SOFR 1 month Index + 1.45%, 5.0771% 3/15/2043 (b)(c)(o)	890,451	888,225
BX Commercial Mortgage Trust Series 2026-XL6 Class E, CME Term SOFR 1 month Index + 3%, 6.6271% 3/15/2043 (b)(c)(o)	171,058	170,202
BX Series 2026-CLS Class D, 7.0771% 5/15/2043 (c)(o)	770,000	774,808
BX Trust Series 2020-VIV3 Class B, 3.662% 3/9/2044 (c)(o)	2,451,000	2,303,264
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.0365% 11/15/2038 (b)(c)(o)	441,150	439,444
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.5671% 4/15/2037 (b)(c)(o)	650,300	650,707
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9171% 4/15/2037 (b)(c)(o)	146,999	147,137
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.4661% 4/15/2037 (b)(c)(o)	553,698	554,563
BX Trust Series 2022-IND Class E, CME Term SOFR 1 month Index + 3.987%, 7.6141% 4/15/2037 (b)(c)(o)	402,500	403,380
BX Trust Series 2022-LBA6 Class E, CME Term SOFR 1 month Index + 2.7%, 6.3271% 1/15/2039 (b)(c)(j)(o)	1,547,000	1,546,517
BX Trust Series 2022-VAMF Class E, CME Term SOFR 1 month Index + 2.7%, 6.3271% 1/15/2039 (b)(c)(o)	301,366	301,085
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 6.9261% 1/15/2039 (b)(c)(o)	626,324	624,738
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.069% 4/15/2041 (b)(c)(o)	5,505,365	5,512,247
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.3186% 4/15/2041 (b)(c)(o)	555,100	555,794
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.5683% 4/15/2041 (b)(c)(o)	461,300	461,876
BX Trust Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 6.5673% 11/15/2041 (b)(c)(o)	95,292	95,411
BX Trust Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 7.5658% 11/15/2041 (b)(c)(o)	458,272	456,653
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0691% 2/15/2039 (b)(c)(o)	5,178,707	5,191,442
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4186% 2/15/2039 (b)(c)(o)	1,467,300	1,470,051
BX Trust Series 2024-XL4 Class D, CME Term SOFR 1 month Index + 3.1396%, 6.7667% 2/15/2039 (b)(c)(o)	83,914	84,203
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 7.8152% 2/15/2039 (b)(c)(o)	382,010	381,930
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3183% 3/15/2041 (b)(c)(o)	917,700	919,134
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.568% 3/15/2041 (b)(c)(o)	1,218,000	1,219,903
BX Trust Series 2025-LUNR Class E, CME Term SOFR 1 month Index + 3.95%, 7.5771% 6/15/2040 (b)(c)(o)	77,826	78,020
BX Trust Series 2025-OMG Class F, CME Term SOFR 1 month Index + 3.6%, 7.228% 10/15/2042 (b)(c)(j)(o)	545,000	543,965
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0271% 6/15/2035 (b)(c)(o)	1,604,000	1,605,502
BX Trust Series 2025-TAIL Class D, CME Term SOFR 1 month Index + 2.45%, 6.0771% 6/15/2035 (b)(c)(o)	528,000	528,660
BX Trust Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 6.9271% 6/15/2035 (b)(c)(o)	722,000	717,492
BX Trust Series 2025-VLT7 Class D, CME Term SOFR 1 month Index + 3.25%, 6.8771% 7/15/2044 (b)(c)(o)	358,000	358,894
BX Trust Series 2025-VOLT Class D, CME Term SOFR 1 month Index + 2.75%, 6.3771% 12/15/2044 (b)(c)(o)	560,000	559,300
BX Trust Series 2026-ALOHA Class A, 4.9771% 4/15/2043 (c)(o)	5,508,000	5,507,999
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 5/15/2038 (b)(c)(o)	4,883,000	4,895,208
BX Trust Series 2026-CIP Class D, 5.75% 5/15/2038 (c)(o)	265,000	266,324
BX Trust Series 2026-CIP Class E, CME Term SOFR 1 month Index + 3.1%, 6.75% 5/15/2038 (b)(c)(o)	310,000	311,938
BX Trust Series 2026-LP3 Class A, 5.0071% 4/15/2043 (o)	6,991,729	7,011,394
BX Trust Series 2026-LP3 Class D, CME Term SOFR 1 month Index + 2.35%, 5.9771% 4/15/2043 (b)(c)(o)	584,460	587,017
BX Trust Series 2026-LP3 Class E, CME Term SOFR 1 month Index + 3.2%, 6.8271% 4/15/2043 (b)(c)(o)	1,490,869	1,498,323
BX Trust Series 2026-PNDA Class D, CME Term SOFR 1 month Index + 2.1%, 5.75% 5/15/2043 (b)(c)(o)	310,000	311,356
BX Trust Series 2026-RISE Class E, CME Term SOFR 1 month Index + 2.8%, 6.4271% 4/15/2041 (b)(c)(o)	365,000	365,148
CEDR Commercial Mortgage Trust Series 2022-SNAI Class E, CME Term SOFR 1 month Index + 3.0193%, 6.6464% 2/15/2039 (b)(c)(o)	260,000	252,965
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (c)(o)	4,309,000	4,312,308
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (o)(r)	40,600,000	244,522
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (o)	1,789,125	1,423,776
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	228,740	227,569
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	236,857	234,976
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	279,359	275,990
CIP Commercial Mortgage Trust Series 2025-SBAY Class E, CME Term SOFR 1 month Index + 3.75%, 7.3771% 10/15/2037 (b)(c)(o)	255,000	255,912
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.3118% 11/10/2042 (c)(o)	775,000	697,505
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.4222% 11/10/2042 (c)(o)	600,000	523,045
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	377,396	363,466
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class C, 6.3597% 7/10/2028 (c)(o)	732,000	743,904
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class C, 5.8524% 6/12/2040 (c)(o)	150,000	150,618
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class D, 6.0475% 6/12/2040 (c)(o)	530,000	526,264
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class E, 5.8524% 6/12/2040 (c)(o)	1,051,000	1,031,060
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (c)	875,000	836,124
COMM Mortgage Trust Series 2015-DC1 Class C, 4.424% 2/10/2048 (c)	688,000	607,070
COMM Mortgage Trust Series 2015-LC19 Class C, 4.567% 2/10/2048 (c)	183,231	173,430
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (c)	425,000	400,300
COMM Mortgage Trust Series 2017-COR2 Class C, 4.5866% 9/10/2050 (c)	126,000	120,093
COMM Mortgage Trust Series 2025-180W Class E, 7.609% 8/10/2042 (c)(o)	700,000	703,575
COMM Mortgage Trust Series 2025-180W Class F, 7.609% 8/10/2042 (c)(o)	150,000	144,780
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	824,434	816,458
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 7.5156% 8/15/2041 (b)(c)(o)	897,000	890,894
CPT Mortgage Trust Series 2019-CPT Class E, 3.0967% 11/13/2039 (c)(o)	100,000	87,843
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.3986% 6/15/2050 (c)	490,000	443,981
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	62,675	62,498
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	280,000	277,398
CSMC Trust Series 2017-PFHP Class D, CME Term SOFR 1 month Index + 2.297%, 5.925% 12/15/2030 (b)(c)(o)	1,296,000	1,166,392
CSMC Trust Series 2019-UVIL Class E, 3.3928% 12/15/2041 (c)(o)	153,000	136,848
CSTL Commercial Mortgage Trust Series 2025-GATE2 Class E, 6.5666% 11/10/2042 (c)(o)	615,000	604,010
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.851% 2/10/2043 (c)(o)	500,000	494,050
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class E, 6.5542% 2/10/2043 (c)(o)	134,500	131,881
DBJPM Mortgage Trust Series 2020-C9 Class A5, 1.926% 8/15/2053	800,000	714,703
DBJPM Mortgage Trust Series 2020-C9 Class B, 2.567% 8/15/2053	388,000	328,908
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.5346% 8/10/2044 (c)(o)	583,730	569,102
DC Commercial Mortgage Trust Series 2023-DC Class C, 7.3785% 9/12/2040 (c)(o)	150,000	151,907
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (c)(o)	524,000	526,935
DTP Commercial Mortgage Trust Series 2023-STE2 Class D, 6.9552% 1/15/2041 (c)(o)	1,100,000	1,097,030
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (c)(o)	2,895,000	2,862,566
ELP Series 2025-ELP Class D, 5.4314% 11/13/2042 (c)(o)	160,000	158,488
ELP Series 2025-ELP Class E, 6.665% 11/13/2042 (c)(o)	615,000	608,194
EQT Trust Series 2024-EXTR Class B, 5.6546% 7/5/2041 (c)(o)	158,000	159,491
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (c)(o)	133,000	134,433
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (c)(o)	100,000	101,063
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2271% 10/15/2042 (b)(c)(o)	1,478,410	1,481,644
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.4771% 10/15/2042 (b)(c)(o)	722,350	724,833
Extended Stay America Trust Series 2025-ESH Class E, CME Term SOFR 1 month Index + 3.35%, 6.9771% 10/15/2042 (b)(c)(o)	364,064	366,909
Extended Stay America Trust Series 2025-ESH Class F, CME Term SOFR 1 month Index + 4.1%, 7.7271% 10/15/2042 (b)(c)(o)	364,064	367,136
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 2/15/2043 (b)(c)(o)	7,337,960	7,344,839
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0271% 2/15/2043 (b)(c)(o)	753,284	756,109
Extended Stay America Trust Series 2026-ESH2 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2271% 2/15/2043 (b)(c)(o)	510,622	513,494
Extended Stay America Trust Series 2026-ESH2 Class E, CME Term SOFR 1 month Index + 2.9%, 6.5271% 2/15/2043 (b)(c)(o)	309,184	311,889
Extended Stay America Trust Series 2026-ESH2 Class F, 7.3771% 2/15/2043 (c)(o)	543,414	548,508
Fontainebleau Miami Beach Beach Mortgage Trust Series 2024-FBLU Class F, CME Term SOFR 1 month Index + 4.25%, 7.8771% 12/15/2039 (b)(c)(o)	274,000	276,055
Fontainebleau Miami Beach Beach Mortgage Trust Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.2771% 12/15/2039 (b)(c)(o)	660,000	668,076
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	1,900,000	1,876,312
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K086 Class A2, 3.859% 11/25/2028	2,100,000	2,076,232
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	600,000	534,938
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1692% 3/25/2029 (b)(c)	2,587,675	2,581,262
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (c)	1,300,000	1,295,457
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (c)	900,000	894,631
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (c)	1,200,000	1,197,363
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	1,500,000	1,500,017
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (c)	2,600,000	2,588,941
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1792% 7/25/2030 (b)(c)	1,698,560	1,697,281
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (c)	400,000	398,610
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (c)	900,000	890,284
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.1992% 10/25/2030 (c)	6,696,889	6,685,125
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1892% 10/25/2030 (b)(c)	4,796,944	4,790,309
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1892% 10/25/2030 (b)(c)	1,772,194	1,769,773
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 10/25/2030 (b)(c)	2,398,957	2,395,691
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 11/25/2030 (b)(c)	4,799,494	4,796,585
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1392% 12/25/2030 (b)(c)	3,599,898	3,595,837
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.1492% 12/25/2030 (c)	3,599,812	3,599,807
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K560 Class AS, 4.1592% 2/25/2031 (c)	3,899,958	3,899,953
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K561 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 3/25/2031 (b)(c)	3,600,000	3,599,981
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K562 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 3/25/2031 (b)(c)	7,200,000	7,202,259
FS Commercial Mortgage Trust Series 2023-4SZN Class D, 9.3827% 11/10/2039 (c)(o)	500,000	505,573
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.3887% 8/10/2044 (c)(o)	633,430	615,860
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	92,387	91,611
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	800,000	791,350
GS Mortgage Securities Trust Series 2019-GC38 Class B, 4.309% 2/10/2052	269,000	256,150
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.8336% 9/10/2052 (c)	999,551	828,247
GS Mortgage Securities Trust Series 2020-GC45 Class SWB, 3.3258% 12/13/2039 (c)(o)	445,000	390,281
GS Mortgage Securities Trust Series 2020-GC45 Class SWD, 3.3258% 12/13/2039 (c)(o)	176,000	142,067
GS Mortgage Securities Trust Series 2024-RVR Class D, 6.4576% 8/10/2041 (c)(o)	352,000	353,161
GS Mortgage Securities Trust Series 2025-800D Class A, CME Term SOFR 1 month Index + 2.65%, 6.2751% 11/25/2041 (b)(c)(o)	497,000	497,006
GS Mortgage Securities Trust Series 2025-800D Class B, CME Term SOFR 1 month Index + 3.45%, 7.0751% 11/25/2041 (b)(c)(o)	180,000	179,769
GSAT Trust Series 2025-BMF Class E, CME Term SOFR 1 month Index + 3.3%, 6.9271% 7/15/2040 (b)(c)(o)	180,000	179,803
GSAT Trust Series 2025-BMF Class F, CME Term SOFR 1 month Index + 4.15%, 7.7771% 7/15/2040 (b)(c)(o)	715,000	711,179
GSMS Series 2026-DAWN Class B, 6.3612% 4/10/2043 (c)(o)	144,790	143,756
GSMS Series 2026-DAWN Class C, 7.3218% 4/10/2043 (c)(o)	354,486	352,009
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3271% 10/15/2035 (b)(c)(j)(o)	930,000	927,094
Hilton USA Trust Series 2016-HHV Class E, 4.3333% 11/5/2038 (c)(o)	1,000,000	994,468
Hilton USA Trust Series 2016-HHV Class F, 4.3333% 11/5/2038 (c)(o)	2,000,000	1,977,637
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (c)(o)	2,544,000	2,543,602
Intown Mortgage Trust Series 2025-STAY Class E, CME Term SOFR 1 month Index + 3.85%, 7.477% 3/15/2042 (b)(c)(o)	676,000	677,209
IP Mortgage Trust Series 2025-IP Class F, 7.9693% 6/10/2042 (c)(o)	431,000	435,329
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (o)	476,000	451,000
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (o)	103,000	69,523
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (j)(o)	159,000	94,750
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.2948% 7/5/2033 (c)(o)(r)	2,000,000	43,741
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class D, 5.9904% 10/5/2039 (c)(o)	354,000	352,199
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.9904% 10/5/2039 (c)(o)	400,000	393,828
JPMBB Commercial Mortgage Securities Trust Series 2014-C18 Class C, 4.6585% 2/15/2047 (c)	372,000	362,458
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.6199% 1/15/2048 (c)(o)	575,000	508,438
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class C, 3.5147% 12/15/2049 (c)	120,000	110,981
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A2, 2.8822% 12/15/2049	84,823	84,672
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	13,851	13,827
KNDR Trust Series 2021-KIND Class C, CME Term SOFR 1 month Index + 1.8645%, 5.5% 8/15/2038 (b)(c)(o)	99,185	98,416
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.05% 8/15/2038 (b)(c)(o)	693,306	687,062
KNDR Trust Series 2021-KIND Class E, CME Term SOFR 1 month Index + 3.3645%, 7% 8/15/2038 (b)(c)(o)	372,937	369,485
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 6.6271% 3/15/2042 (b)(c)(o)	257,888	258,169
LBA Trust Series 2024-7IND Class D, CME Term SOFR 1 month Index + 2.641%, 6.2681% 10/15/2041 (b)(c)(o)	390,606	391,460
LCCM Mortgage Trust Series 2017-LC26 Class A3, 3.289% 7/12/2050 (o)	1,206,374	1,194,463
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9223% 5/15/2039 (b)(c)(o)	2,726,000	2,620,368
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.421% 5/15/2039 (b)(c)(o)	1,630,000	1,467,000
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.7202% 5/15/2039 (b)(c)(o)	913,000	785,180
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.169% 5/15/2039 (b)(c)(o)	812,000	637,420
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 4.8415% 3/15/2038 (b)(c)(o)	22,642	22,444
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.1415% 3/15/2038 (b)(c)(o)	206,500	200,733
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.4915% 3/15/2038 (b)(c)(o)	180,600	170,904
LV Trust Series 2024-SHOW Class C, 6.2763% 10/10/2041 (c)(o)	128,000	127,888
MCR Mortgage Trust Series 2024-TWA Class F, 10.382% 6/12/2039 (o)	200,000	201,765
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.4425% 7/15/2038 (b)(c)(j)(o)	200,000	199,875
MHP Commercial Mortgage Trust Series 2021-STOR Class F, CME Term SOFR 1 month Index + 2.3145%, 5.9425% 7/15/2038 (b)(c)(j)(o)	800,000	799,500
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 6.4925% 7/15/2038 (b)(c)(j)(o)	1,500,000	1,499,063
MHP Commercial Mortgage Trust Series 2022-MHIL Class E, CME Term SOFR 1 month Index + 2.6106%, 6.2377% 1/15/2039 (b)(c)(j)(o)	873,600	873,327
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 6.8863% 1/15/2039 (b)(c)(j)(o)	1,069,600	1,069,266
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 7.5846% 1/15/2027 (b)(c)(o)	979,200	980,524
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1271% 9/15/2040 (b)(c)(o)	2,100,000	2,096,063
MHP Series 2025-MHIL2 Class D, CME Term SOFR 1 month Index + 2.65%, 6.2771% 9/15/2040 (b)(c)(o)	357,000	357,502
MHP Series 2025-MHIL2 Class E, CME Term SOFR 1 month Index + 3.5%, 7.1271% 9/15/2040 (b)(c)(o)	495,000	495,696
MHP Series 2025-MHIL2 Class F, CME Term SOFR 1 month Index + 4.25%, 7.8771% 9/15/2040 (b)(c)(o)	1,020,000	1,023,925
Morgan Stanley Bank Amer Trust Series 2025-C35 Class C, 6.349% 8/15/2058	178,000	178,611
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 Class ASB, 3.354% 11/15/2052	314,509	312,462
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.1619% 5/15/2048 (c)	561,000	521,780
Morgan Stanley Capital I Trust Series 2016-BNK2 Class C, 4.0071% 11/15/2049 (c)	436,000	388,559
Morgan Stanley Capital I Trust Series 2016-UB11 Class A4, 2.782% 8/15/2049	1,000,000	995,771
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	489,858	485,618
Morgan Stanley Capital I Trust Series 2017-H1 Class B, 4.075% 6/15/2050	515,000	504,052
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	442,000	423,101
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	471,000	431,303
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	5,485,000	5,416,105
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	359,438	351,330
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (o)	918,904	958,227
Morgan Stanley Capital I Trust Series 2024-BPR2 Class X, 1.057% 5/5/2029 (c)(o)(r)	7,802,761	179,670
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (c)(o)	140,000	134,057
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 4.4434% 9/24/2057 (c)(o)	152,000	143,901
Msbam Series 2025-5C2 Class C, 5.743% 11/15/2058 (c)	400,000	390,573
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.2446% 12/15/2056 (c)	772,000	816,577
NCMF Trust Series 2025-MFS Class F, 8.7182% 6/10/2033 (c)(o)	356,000	357,186
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.9267% 11/5/2041 (c)(o)	1,134,000	1,126,544
NYC Commercial Mortgage Trust Series 2025-77C Class E, 6.4715% 1/10/2036 (c)(o)	1,105,000	1,086,852
PCY Series 2026-FCMT Class E, 7.4155% 4/5/2041 (c)(o)	285,000	283,245
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 3/15/2043 (b)(c)(o)	9,563,000	9,568,977
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.0771% 3/15/2043 (b)(c)(o)	1,226,000	1,226,000
Plym Commercial Mortgage Trust Series 2026-IND Class C, CME Term SOFR 1 month Index + 1.65%, 5.2771% 3/15/2043 (b)(c)(o)	1,361,000	1,359,299
Plym Commercial Mortgage Trust Series 2026-IND Class D, CME Term SOFR 1 month Index + 2.15%, 5.7771% 3/15/2043 (b)(c)(o)	585,000	583,537
Prima Capital CRE Securitization Ltd Series 2019-7A Class D, 4.25% 12/25/2050 (o)	295,000	284,752
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (o)	840,000	720,384
PRM Trust Series 2025-PRM6 Class D, 5.8666% 7/5/2033 (c)(o)	625,000	621,735
PRM Trust Series 2025-PRM6 Class E, 6.8026% 7/5/2033 (c)(o)	192,000	191,873
PRM Trust Series 2025-PRM6 Class F, 7.2938% 7/5/2033 (c)(o)	642,000	639,083
PRM5 Trust Series 2025-PRM5 Class D, 5.6245% 3/10/2033 (c)(o)	164,000	162,585
PRM5 Trust Series 2025-PRM5 Class E, 7.0967% 3/10/2033 (c)(o)	600,000	598,337
Rocket Mortgage Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (o)	737,000	767,825
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 8/15/2042 (b)(c)(o)	1,200,000	1,200,750
SCG Trust Series 2025-FLWR Class E, CME Term SOFR 1 month Index + 2.75%, 6.3771% 8/15/2042 (b)(c)(o)	660,000	655,248
SCG Trust Series 2025-SNIP Class D, CME Term SOFR 1 month Index + 2.6%, 6.2271% 9/15/2042 (b)(c)(o)	530,000	532,650
SCG Trust Series 2025-SNIP Class E, 7.0271% 9/15/2042 (c)(o)	662,000	664,482
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 7.8156% 11/15/2034 (b)(c)(o)	167,300	166,763
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 8.8141% 11/15/2034 (b)(c)(o)	139,300	138,434
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class E, 3.4771% 9/15/2039 (c)(o)	325,000	242,195
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.8518% 3/15/2037 (c)(o)	197,000	178,867
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.9709% 5/5/2039 (c)(o)	4,546,000	4,520,678
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.2271% 10/15/2041 (b)(c)(o)	460,000	459,856
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 8.0771% 10/15/2041 (b)(c)(o)	100,000	100,478
SMRT Trust Series 2022-MINI Class E, CME Term SOFR 1 month Index + 2.7%, 6.328% 1/15/2039 (b)(c)(o)	1,140,000	1,137,506
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 6.978% 1/15/2039 (b)(c)(o)	510,000	499,800
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 7.3576% 10/15/2034 (b)(c)(o)	482,000	482,527
STWD Trust Series 2021-LIH Class E, CME Term SOFR 1 month Index + 3.0175%, 6.645% 11/15/2036 (b)(c)(o)	255,000	254,683
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.293% 11/15/2036 (b)(c)(o)	1,230,000	1,228,471
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 7.942% 11/15/2036 (b)(c)(o)	820,000	818,981
SWCH Commercial Mortgage Trust Series 2025-DATA Class D, CME Term SOFR 1 month Index + 2.6412%, 6.2683% 2/15/2042 (b)(c)(o)	385,000	381,631
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 7.866% 2/15/2042 (b)(c)(o)	1,283,000	1,272,707
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.87% 12/15/2039 (b)(c)(o)	5,010,000	5,013,136
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2195% 12/15/2039 (b)(c)(o)	1,074,000	1,073,999
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.619% 12/15/2039 (b)(c)(o)	2,027,000	2,029,533
TCO Commercial Mortgage Trust Series 2024-DPM Class D, CME Term SOFR 1 month Index + 2.7408%, 6.3679% 12/15/2039 (b)(c)(o)	590,000	590,737
UBS Commercial Mortgage Trust Series 2017-C7 Class ASB, 3.586% 12/15/2050	574,367	571,519
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1149% 12/15/2050 (c)(r)	1,072,289	12,616
VDCM Commercial Mortgage Trust Series 2025-AZ Class C, 6.0329% 7/13/2044 (c)(o)	290,000	290,826
VDCM Commercial Mortgage Trust Series 2025-AZ Class D, 6.4337% 7/13/2044 (c)(o)	195,000	196,239
VDCM Commercial Mortgage Trust Series 2025-AZ Class E, 7.9314% 7/13/2044 (c)(o)	145,000	147,194
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (o)	1,382,000	1,178,935
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (o)	1,276,000	1,048,439
VTR Commercial Mortgage Trust Series 2025-STEM Class C, 6.0567% 10/13/2039 (c)(o)	110,000	108,469
VTR Commercial Mortgage Trust Series 2025-STEM Class D, 6.7089% 10/13/2039 (c)(o)	320,000	313,755
Wells Fargo Commercial Mortgage Trust 2026-5c9 Series 2026-5C9 Class A3, 5.486% 5/15/2059	1,500,000	1,538,791
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class B, 2.967% 8/15/2049	455,000	398,838
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 4.7916% 7/15/2048 (b)(c)(o)	1,400,189	1,400,129
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A4, 3.525% 12/15/2049	691,921	689,805
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.4501% 11/15/2049 (c)	621,000	606,867
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	21,916	21,878
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	120,875	120,405
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.9597% 12/15/2050 (c)(r)	2,924,774	30,171
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 1.0658% 8/15/2051 (c)(r)	2,159,194	27,548
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	324,203	314,851
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.8268% 7/15/2035 (c)(o)	415,000	417,161
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class C, 6.5337% 11/15/2057 (c)	416,000	417,503
Wells Fargo Commercial Mortgage Trust Series 2025-5C7 Class C, 5.798% 12/15/2058	120,000	116,844
Wells Fargo Commercial Mortgage Trust Series 2025-C65 Class C, 6.014% 10/15/2058 (c)	355,000	342,805
Wells Fargo Commercial Mortgage Trust Series 2026-C66 Class C, 6.2509% 4/15/2059 (c)	105,000	104,425
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (c)(o)	3,206,000	3,205,307
WFCM Series 2025-B33RP Class E, CME Term SOFR 1 month Index + 3.5%, 7.1271% 8/15/2042 (b)(c)(o)	660,000	664,936
WHARF Series 2025-DC Class E, 7.7241% 7/15/2040 (c)(o)	842,000	861,230
TOTAL UNITED STATES		416,168,184
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $416,101,819)		416,494,815

Common Stocks - 0.0%
	Shares	Value ($)
BRAZIL - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Azul SA (PN)	23,028	186,527
Azul SA ADR	7,454	67,086

TOTAL BRAZIL		253,613
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (j)	30,465	572,814
Altice France Holding SA rights (j)(o)(p)(t)	802	9,757

TOTAL FRANCE		582,571
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
ModivCare Inc (j)	10,239	57,594
TOTAL COMMON STOCKS (Cost $827,119)		893,778

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030 (o)	663,000	752,173
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 3.125% 3/15/2030	1,464,000	1,180,716
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (c)	180,813	709,691
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	1,638,000	1,570,023
Industrials - 0.0%
Electrical Equipment - 0.0%
Eos Energy Enterprises Inc 1.75% 12/1/2031 (o)	1,027,000	869,869
Fluence Energy Inc 2.25% 6/15/2030	150,000	184,845
TOTAL INDUSTRIALS		1,054,714
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	177,000	389,843
ON Semiconductor Corp 0% 5/1/2027 (q)	176,000	401,808
		791,651
Software - 0.1%
Riot Platforms Inc 0.75% 1/15/2030	896,000	1,786,803
Strategy Inc 0% 12/1/2029 (q)	1,135,000	1,032,510
Terawulf Inc 0% 5/1/2032 (o)(q)	627,000	955,559
		3,774,872
TOTAL INFORMATION TECHNOLOGY		4,566,523
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	1,142,000	1,164,269
TOTAL UNITED STATES		9,065,220
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $8,403,447)		10,998,109

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Whirlpool Corp Series A, 8.5%	10,361	381,802
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (j)(t)	28,293	878,781
Information Technology - 0.0%
Software - 0.0%
Oracle Corp Series D 6.5%	6,775	436,649
TOTAL UNITED STATES		1,697,232
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,517,743)		1,697,232

Fixed-Income Funds - 4.9%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (w) (Cost $396,347,956)	4,065,704	385,306,813

Foreign Government and Government Agency Obligations - 1.1%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Angola Republic 8.25% 5/9/2028 (o)		280,000	287,210
Angola Republic 8.75% 4/14/2032 (o)		200,000	204,750
Angola Republic 9.244% 1/15/2031 (o)		200,000	210,150
Angola Republic 9.375% 5/8/2048 (o)		270,000	264,600
Angola Republic 9.875% 10/15/2035 (o)		200,000	213,350
TOTAL ANGOLA			1,180,060
ARGENTINA - 0.2%
Argentine Republic 0.75% 7/9/2030 (n)		2,952,007	2,571,198
Argentine Republic 1% 7/9/2029		360,672	325,506
Argentine Republic 3.5% 7/9/2041 (n)		815,000	585,080
Argentine Republic 4.125% 7/9/2035 (n)		3,724,989	2,870,104
Argentine Republic 5% 1/9/2038 (n)		1,335,000	1,074,445
Province of Santa Fe 8.1% 12/11/2034 (p)		150,000	147,921
Provincia del Chubut Argentina 9.45% 4/29/2036 (o)		210,000	217,619
TOTAL ARGENTINA			7,791,873
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (o)		230,000	211,170
Republic of Armenia 6.75% 3/12/2035 (o)		320,000	334,202
TOTAL ARMENIA			545,372
AUSTRALIA - 0.0%
Australian Commonwealth 1.75% 11/21/2032 (p)	AUD	160,000	96,642
BAHAMAS (NASSAU) - 0.0%
Commonwealth of the Bahamas 8.25% 6/24/2036 (o)		215,000	240,316
BAHRAIN - 0.0%
Bahrain Kingdom 5.625% 5/18/2034 (o)		190,000	175,513
Bahrain Kingdom 7.1% 2/3/2038 (o)		200,000	197,970
Bahrain Kingdom 7.5% 2/12/2036 (o)		100,000	104,111
TOTAL BAHRAIN			477,594
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (o)		450,000	474,692
Republic of Benin 8.375% 1/23/2041 (o)		100,000	106,375
TOTAL BENIN			581,067
BERMUDA - 0.0%
Republic of Bermuda 3.375% 8/20/2050 (o)		140,000	95,426
Republic of Bermuda 3.717% 1/25/2027 (o)		300,000	298,594
Republic of Bermuda 4.75% 2/15/2029 (o)		280,000	279,661
Republic of Bermuda 5% 7/15/2032 (o)		140,000	140,011
TOTAL BERMUDA			813,692
BRAZIL - 0.0%
Federative Republic of Brazil 3.875% 6/12/2030		345,000	329,544
Federative Republic of Brazil 5.625% 2/21/2047		115,000	97,520
Federative Republic of Brazil 6% 10/20/2033		200,000	201,525
Federative Republic of Brazil 6.25% 5/22/2036		200,000	198,425
Federative Republic of Brazil 6.625% 3/15/2035		200,000	206,425
Federative Republic of Brazil 7.125% 1/20/2037		340,000	369,070
Federative Republic of Brazil 7.250% 1/12/2056		200,000	199,900
Federative Republic of Brazil 8.25% 1/20/2034		605,000	693,693
TOTAL BRAZIL			2,296,102
CANADA - 0.0%
Canadian Government 1.5% 12/1/2031	CAD	450,000	299,936
Canadian Government 2% 6/1/2032	CAD	1,535,000	1,043,316
Canadian Government 2.75% 6/1/2033	CAD	400,000	281,186
Canadian Government 3.25% 12/1/2035	CAD	1,300,000	930,267
TOTAL CANADA			2,554,705
CHILE - 0.0%
Chilean Republic 2.45% 1/31/2031		805,000	731,343
Chilean Republic 2.75% 1/31/2027		200,000	197,900
Chilean Republic 3.1% 1/22/2061		575,000	357,581
Chilean Republic 4.34% 3/7/2042		200,000	176,300
Chilean Republic 5.33% 1/5/2054		240,000	228,936
TOTAL CHILE			1,692,060
COLOMBIA - 0.0%
Colombian Republic 3% 1/30/2030		440,000	396,484
Colombian Republic 3.125% 4/15/2031		240,000	209,280
Colombian Republic 3.25% 4/22/2032		200,000	169,800
Colombian Republic 5% 6/15/2045		170,000	127,772
Colombian Republic 5.2% 5/15/2049		365,000	273,896
Colombian Republic 7.375% 4/25/2030		200,000	208,300
Colombian Republic 7.375% 9/18/2037		100,000	101,793
Colombian Republic 8% 4/20/2033		130,000	138,515
Colombian Republic 8.5% 4/25/2035		200,000	219,380
Colombian Republic 8.75% 11/14/2053		200,000	224,472
TOTAL COLOMBIA			2,069,692
CONGO - 0.0%
Republic of Congo 9.5% 2/17/2035 (p)		200,000	201,571
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Democratic Republic of Congo 8.75% 4/16/2032 (o)		200,000	202,190
Democratic Republic of Congo 9.5% 4/16/2037 (o)		200,000	203,972
TOTAL CONGO DEMOCRATIC REPUBLIC OF			406,162
COSTA RICA - 0.0%
Republic of Costa Rica 5.625% 4/30/2043 (o)		90,000	85,906
Republic of Costa Rica 6.125% 2/19/2031 (o)		80,000	82,619
Republic of Costa Rica 6.55% 4/3/2034 (o)		65,000	69,127
Republic of Costa Rica 7.3% 11/13/2054 (o)		200,000	223,315
TOTAL COSTA RICA			460,967
COTE D'IVOIRE - 0.0%
Cote d'Ivoire 6.125% 6/15/2033 (o)		560,000	557,116
Cote d'Ivoire 6.75% 2/25/2041 (o)		200,000	191,125
Cote d'Ivoire 8.075% 4/1/2036 (o)		200,000	217,625
Cote d'Ivoire 8.25% 1/30/2037 (o)		145,000	159,591
TOTAL COTE D'IVOIRE			1,125,457
DOMINICAN REPUBLIC - 0.2%
Dominican Republic 4.5% 1/30/2030 (o)		1,400,000	1,353,926
Dominican Republic 4.875% 9/23/2032 (o)		705,000	669,412
Dominican Republic 5.75% 3/17/2034 (o)		150,000	147,693
Dominican Republic 5.95% 1/25/2027 (o)		3,260,000	3,284,450
Dominican Republic 6% 7/19/2028 (o)		715,000	727,162
Dominican Republic 6.5% 2/15/2048 (o)		150,000	146,859
Dominican Republic 6.6% 6/1/2036 (o)		135,000	139,664
Dominican Republic 6.85% 1/27/2045 (o)		135,000	136,710
Dominican Republic 7.05% 2/3/2031 (o)		150,000	158,288
Dominican Republic 7.15% 2/24/2055 (o)		210,000	220,443
Dominican Republic 7.45% 4/30/2044 (o)		235,000	252,669
TOTAL DOMINICAN REPUBLIC			7,237,276
ECUADOR - 0.0%
Ecuador Government International Bond 6.9% 7/31/2030 (n)(o)		361,441	361,972
Ecuador Government International Bond 6.9% 7/31/2035 (n)(o)		655,000	601,187
Ecuador Government International Bond 8.75% 1/29/2034 (o)		440,000	446,376
Ecuador Government International Bond 9.25% 1/29/2039 (o)		200,000	205,594
TOTAL ECUADOR			1,615,129
EGYPT - 0.0%
Arab Republic of Egypt 7.5% 1/31/2027 (o)		370,000	375,728
Arab Republic of Egypt 7.5% 2/16/2061 (o)		495,000	415,800
Arab Republic of Egypt 7.6003% 3/1/2029 (o)		245,000	253,085
Arab Republic of Egypt 7.625% 5/20/2034 (o)		200,000	201,002
Arab Republic of Egypt 7.625% 5/29/2032 (o)		135,000	138,419
Arab Republic of Egypt 7.903% 2/21/2048 (o)		200,000	178,520
Arab Republic of Egypt 8.5% 1/31/2047 (o)		360,000	342,223
Arab Republic of Egypt 8.7002% 3/1/2049 (o)		200,000	191,528
TOTAL EGYPT			2,096,305
EL SALVADOR - 0.0%
El Salvador Republic 4% 4/17/2030 (n)(o)		150,000	5,550
El Salvador Republic 7.1246% 1/20/2050 (o)		150,000	136,551
El Salvador Republic 7.65% 6/15/2035 (o)		80,000	82,080
El Salvador Republic 9.25% 4/17/2030 (o)		205,000	219,058
El Salvador Republic 9.65% 11/21/2054 (o)		150,000	168,435
TOTAL EL SALVADOR			611,674
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (o)		115,000	101,224
Gabonese Republic 7% 11/24/2031 (o)		60,000	52,422
TOTAL GABON			153,646
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (o)(q)		8,030	7,167
Ghana Republic 0% 7/3/2026 (o)(q)		3,200	3,184
Ghana Republic 5% 7/3/2029 (n)(o)		115,325	113,587
Ghana Republic 5% 7/3/2035 (n)(o)		144,200	134,960
TOTAL GHANA			258,898
GUATEMALA - 0.0%
Republic of Guatemala 6.125% 6/1/2050 (o)		230,000	227,873
Republic of Guatemala 6.25% 8/15/2036 (o)		255,000	265,284
Republic of Guatemala 6.6% 6/13/2036 (o)		230,000	244,564
Republic of Guatemala 6.875% 8/15/2055 (o)		200,000	215,352
TOTAL GUATEMALA			953,073
HUNGARY - 0.0%
Hungary Government 3.125% 9/21/2051 (o)		405,000	253,125
Hungary Government 5.25% 6/16/2029 (o)		200,000	202,309
Hungary Government 5.5% 6/16/2034 (o)		280,000	283,430
Hungary Government 6.25% 9/22/2032 (o)		140,000	148,400
Hungary Government 6.75% 9/23/2055 (o)		210,000	224,685
Hungary Government 6.75% 9/25/2052 (o)		100,000	107,688
TOTAL HUNGARY			1,219,637
INDONESIA - 0.1%
Indonesia Government 3.2% 9/23/2061		200,000	123,226
Indonesia Government 3.85% 10/15/2030		125,000	120,469
Indonesia Government 4.2% 10/15/2050		2,100,000	1,656,375
Indonesia Government 4.35% 1/11/2048		200,000	164,500
Indonesia Government 5.95% 1/8/2046 (o)		200,000	204,250
Indonesia Government 6.75% 1/15/2044 (o)		260,000	288,925
Indonesia Government 7.75% 1/17/2038 (o)		455,000	541,541
Indonesia Government 8.5% 10/12/2035 (o)		670,000	824,502
TOTAL INDONESIA			3,923,788
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		270,000	179,581
Israel Government 5% 1/13/2036		250,000	244,112
Israel Government 5.75% 3/12/2054		200,000	190,587
Israel Government 5.875% 1/13/2056		255,000	246,754
TOTAL ISRAEL			861,034
JAPAN - 0.1%
Japan Government 0.1% 9/20/2028	JPY	203,400,000	1,239,375
Japan Government Treasury Bills 0% 10/13/2026 (q)	JPY	97,000,000	607,004
Japan Government Treasury Bills 0% 6/22/2026 (q)	JPY	286,550,000	1,798,393
Japan Government Treasury Bills 0% 8/10/2026 (q)	JPY	119,500,000	749,102
TOTAL JAPAN			4,393,874
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (o)		115,000	112,646
Jordan Government 7.75% 1/15/2028 (o)		160,000	165,400
TOTAL JORDAN			278,046
KAZAKHSTAN - 0.0%
Baiterek National Investment Holding JSC 5.2% 5/6/2033 (o)		200,000	198,499
KENYA - 0.0%
Republic of Kenya 8.7% 2/26/2039 (o)		200,000	195,743
Republic of Kenya 9.5% 3/5/2036 (o)		140,000	146,107
Republic of Kenya 9.75% 2/16/2031 (o)		260,000	280,808
TOTAL KENYA			622,658
LEBANON - 0.0%
Lebanon Republic 5.8% (k)(p)		290,000	74,095
Lebanon Republic 6.375% (k)(p)		180,000	45,989
TOTAL LEBANON			120,084
MEXICO - 0.1%
United Mexican States 2.659% 5/24/2031		160,000	141,870
United Mexican States 3.25% 4/16/2030		300,000	280,800
United Mexican States 3.5% 2/12/2034		260,000	221,468
United Mexican States 3.75% 1/11/2028		300,000	295,950
United Mexican States 3.75% 4/19/2071		360,000	206,762
United Mexican States 4.875% 5/19/2033		200,000	190,108
United Mexican States 5.625% 2/9/2034		210,000	206,432
United Mexican States 5.75% 10/12/2110		410,000	334,437
United Mexican States 6% 5/7/2036		340,000	338,343
United Mexican States 6.05% 1/11/2040		455,000	444,535
United Mexican States 6.125% 2/9/2038		200,000	196,388
United Mexican States 6.338% 5/4/2053		200,000	187,378
United Mexican States 6.35% 2/9/2035		300,000	306,600
United Mexican States 6.4% 5/7/2054		120,000	112,608
United Mexican States 6.75% 2/9/2056		200,000	195,625
United Mexican States 6.875% 5/13/2037		200,000	209,325
United Mexican States 7.375% 5/13/2055		350,000	370,860
TOTAL MEXICO			4,239,489
MONGOLIA - 0.0%
Mongolia Government 6.625% 2/25/2030 (o)		245,000	252,963
MONTENEGRO - 0.0%
Republic of Montenegro 7.25% 3/12/2031 (o)		550,000	580,250
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (o)		230,000	244,633
MULTI-NATIONAL - 0.2%
European Union 0.125% 6/10/2035 (p)	EUR	230,000	203,291
European Union 3.25% 7/4/2034 (p)	EUR	540,000	635,742
European Union 3.375% 10/4/2039 (p)	EUR	485,000	551,473
European Union 3.375% 12/12/2035 (p)	EUR	1,565,000	1,844,286
European Union 3.75% 10/12/2045 (p)	EUR	1,545,000	1,767,387
European Union 4% 4/4/2044 (p)	EUR	345,000	410,811
TOTAL MULTI-NATIONAL			5,412,990
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (o)		590,000	595,351
Republic of Nigeria 6.5% 11/28/2027 (o)		205,000	207,212
Republic of Nigeria 7.143% 2/23/2030 (o)		200,000	206,318
Republic of Nigeria 7.696% 2/23/2038 (o)		200,000	206,550
Republic of Nigeria 7.875% 2/16/2032 (o)		200,000	211,050
Republic of Nigeria 9.1297% 1/13/2046 (o)		85,000	94,988
TOTAL NIGERIA			1,521,469
OMAN - 0.0%
Oman Sultanate 5.625% 1/17/2028 (o)		125,000	126,563
Oman Sultanate 6% 8/1/2029 (o)		490,000	506,753
Oman Sultanate 6.25% 1/25/2031 (o)		270,000	285,525
Oman Sultanate 6.5% 3/8/2047 (o)		280,000	297,735
Oman Sultanate 6.75% 1/17/2048 (o)		255,000	277,736
TOTAL OMAN			1,494,312
PAKISTAN - 0.0%
Islamic Republic of Pakistan 6.875% 12/5/2027 (o)		105,000	105,188
Islamic Republic of Pakistan 6.975% 4/24/2029 (o)		200,000	196,250
Islamic Republic of Pakistan 7.375% 4/8/2031 (o)		170,000	167,000
TOTAL PAKISTAN			468,438
PANAMA - 0.0%
Panamanian Republic 3.298% 1/19/2033		165,000	147,060
Panamanian Republic 5.227% 2/23/2034		275,000	272,731
Panamanian Republic 5.662% 2/23/2038		445,000	445,556
Panamanian Republic 7.875% 3/1/2057		250,000	301,268
Panamanian Republic 8% 3/1/2038		200,000	236,106
TOTAL PANAMA			1,402,721
PARAGUAY - 0.0%
Republic of Paraguay 2.739% 1/29/2033 (o)		125,000	111,328
Republic of Paraguay 4.95% 4/28/2031 (o)		138,000	138,587
Republic of Paraguay 5.4% 3/30/2050 (o)		150,000	136,530
Republic of Paraguay 6.65% 3/4/2055 (o)		200,000	211,530
TOTAL PARAGUAY			597,975
PERU - 0.0%
Peruvian Republic 2.783% 1/23/2031		330,000	304,425
Peruvian Republic 3% 1/15/2034		190,000	164,635
Peruvian Republic 3.3% 3/11/2041		205,000	158,834
TOTAL PERU			627,894
PHILIPPINES - 0.0%
Philippine Republic 2.65% 12/10/2045		200,000	126,500
Philippine Republic 5.5% 1/17/2048		125,000	119,375
Philippine Republic 5.6% 5/14/2049		240,000	231,300
Philippine Republic 5.609% 4/13/2033		240,000	248,700
Philippine Republic 5.95% 10/13/2047		250,000	252,088
TOTAL PHILIPPINES			977,963
POLAND - 0.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (o)		75,000	76,308
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (o)		215,000	216,529
Republic of Poland 5.375% 4/14/2036		100,000	100,451
Republic of Poland 5.5% 3/18/2054		115,000	106,535
Republic of Poland 5.5% 4/4/2053		145,000	134,315
Republic of Poland 5.75% 11/16/2032		175,000	184,676
Republic of Poland 6.125% 4/14/2056		100,000	99,673
TOTAL POLAND			918,487
QATAR - 0.0%
State of Qatar 4.4% 4/16/2050 (o)		455,000	391,568
State of Qatar 4.625% 6/2/2046 (o)		480,000	432,770
State of Qatar 4.817% 3/14/2049 (o)		370,000	339,608
State of Qatar 5.103% 4/23/2048 (o)		555,000	531,175
State of Qatar 9.75% 6/15/2030 (o)		135,000	160,819
TOTAL QATAR			1,855,940
ROMANIA - 0.0%
Romanian Republic 2.124% 7/16/2031 (p)	EUR	100,000	103,897
Romanian Republic 3% 2/27/2027 (o)		105,000	103,582
Romanian Republic 3.625% 3/27/2032 (o)		200,000	180,840
Romanian Republic 4% 2/14/2051 (o)		221,000	150,329
Romanian Republic 4.625% 3/4/2033 (o)	EUR	365,000	412,806
Romanian Republic 5.75% 7/4/2036 (o)		300,000	285,600
Romanian Republic 5.75% 9/16/2030 (o)		208,000	210,034
Romanian Republic 5.875% 7/11/2032 (p)	EUR	620,000	756,347
Romanian Republic 6% 5/25/2034 (o)		150,000	149,321
Romanian Republic 6.375% 1/30/2034 (p)		250,000	254,438
Romanian Republic 6.375% 9/18/2033 (p)	EUR	300,000	371,661
Romanian Republic 6.625% 2/17/2028 (o)		90,000	92,398
Romanian Republic 7.125% 1/17/2033 (o)		105,000	111,811
Romanian Republic 7.5% 2/10/2037 (o)		314,000	338,982
TOTAL ROMANIA			3,522,046
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (o)		275,000	259,405
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (o)		305,000	260,013
Kingdom of Saudi Arabia 3.25% 10/22/2030 (o)		595,000	562,174
Kingdom of Saudi Arabia 3.45% 2/2/2061 (o)		450,000	287,550
Kingdom of Saudi Arabia 3.75% 1/21/2055 (o)		315,000	220,500
Kingdom of Saudi Arabia 4.375% 1/12/2031 (o)		200,000	196,861
Kingdom of Saudi Arabia 4.5% 10/26/2046 (o)		410,000	344,400
Kingdom of Saudi Arabia 4.5% 4/22/2060 (o)		590,000	466,100
Kingdom of Saudi Arabia 4.625% 10/4/2047 (o)		300,000	254,250
Kingdom of Saudi Arabia 4.875% 1/12/2036 (o)		200,000	197,500
TOTAL SAUDI ARABIA			2,789,348
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (o)		190,000	99,274
SERBIA - 0.0%
Republic of Serbia 2.125% 12/1/2030 (o)		300,000	262,425
Republic of Serbia 6% 6/12/2034 (o)		110,000	112,723
Republic of Serbia 6.5% 9/26/2033 (o)		200,000	211,650
TOTAL SERBIA			586,798
SOUTH AFRICA - 0.0%
South African Republic 4.85% 9/27/2027		200,000	200,700
South African Republic 5% 10/12/2046		200,000	156,000
South African Republic 5.65% 9/27/2047		220,000	185,075
South African Republic 5.75% 9/30/2049		250,000	210,575
South African Republic 5.875% 4/20/2032		200,000	205,625
South African Republic 6.125% 12/11/2037 (o)		200,000	196,000
South African Republic 7.1% 11/19/2036 (o)		335,000	357,613
South African Republic 7.25% 12/11/2055 (o)		200,000	197,050
TOTAL SOUTH AFRICA			1,708,638
SRI LANKA - 0.0%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (n)(o)		138,250	135,485
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (n)(o)		362,332	332,440
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (n)(o)		199,093	193,867
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (n)(o)		99,504	96,768
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (n)(o)		48,374	38,517
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (o)		75,972	73,047
TOTAL SRI LANKA			870,124
TRINIDAD & TOBAGO - 0.0%
Republic of Trinidad & Tobago 6.5% 1/28/2036 (o)		200,000	205,813
TURKEY - 0.2%
Turkish Republic 4.875% 10/9/2026		430,000	430,538
Turkish Republic 4.875% 4/16/2043		620,000	455,030
Turkish Republic 5.125% 2/17/2028		225,000	223,031
Turkish Republic 5.25% 3/13/2030		85,000	82,450
Turkish Republic 5.75% 5/11/2047		200,000	157,000
Turkish Republic 5.875% 6/26/2031		180,000	175,680
Turkish Republic 6% 1/14/2041		470,000	407,725
Turkish Republic 6.3% 3/14/2033		200,000	194,300
Turkish Republic 6.625% 2/17/2045		200,000	178,200
Turkish Republic 6.8% 11/4/2036		330,000	321,509
Turkish Republic 6.875% 1/14/2038		255,000	246,725
Turkish Republic 7.125% 7/17/2032		250,000	255,000
Turkish Republic 7.625% 5/15/2034		200,000	208,800
Turkish Republic 9.125% 7/13/2030		350,000	385,000
Turkish Republic 9.375% 1/19/2033		335,000	379,555
Turkish Republic 9.375% 3/14/2029		780,000	847,939
Turkish Republic 9.875% 1/15/2028		410,000	437,675
TOTAL TURKEY			5,386,157
UKRAINE - 0.0%
Ukraine Government 0% 2/1/2030 (n)(o)		56,813	39,768
Ukraine Government 0% 2/1/2034 (n)(o)		212,307	112,841
Ukraine Government 0% 2/1/2035 (n)(o)		264,411	152,830
Ukraine Government 0% 2/1/2036 (n)(o)		184,509	106,462
Ukraine Government 4% 2/1/2032 (n)(o)		304,400	249,608
Ukraine Government 4.5% 2/1/2029 (n)(o)		343,290	286,476
Ukraine Government 4.5% 2/1/2034 (n)(o)		422,544	289,443
Ukraine Government 4.5% 2/1/2035 (n)(o)		192,527	129,956
Ukraine Government 4.5% 2/1/2036 (n)(o)		136,722	90,920
TOTAL UKRAINE			1,458,304
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 3% 9/15/2051 (o)		400,000	259,000
Emirate of Abu Dhabi 3.125% 9/30/2049 (o)		1,175,000	796,357
Emirate of Abu Dhabi 3.875% 4/16/2050 (o)		285,000	219,692
Emirate of Abu Dhabi 5.5% 4/30/2054 (o)		200,000	196,500
Emirate of Dubai 3.9% 9/9/2050 (p)		505,000	360,443
Emirate of Dubai 5.25% 1/30/2043 (p)		200,000	190,874
TOTAL UNITED ARAB EMIRATES			2,022,866
URUGUAY - 0.0%
Uruguay Republic 5.1% 6/18/2050		350,000	323,582
Uruguay Republic 5.75% 10/28/2034		140,000	146,960
TOTAL URUGUAY			470,542
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.9% 10/19/2031 (o)		230,000	213,715
VENEZUELA - 0.0%
Venezuela Republic 11.95% (k)(p)		560,000	316,400
Venezuela Republic 12.75% (k)(p)		105,000	59,299
Venezuela Republic 9.25% (k)		1,285,000	664,062
TOTAL VENEZUELA			1,039,761
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (o)		365,000	288,733
Republic of Zambia 5.75% 6/30/2033 (n)(o)		49,494	49,025
TOTAL ZAMBIA			337,758
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $83,925,260)			88,643,026

Non-Convertible Corporate Bonds - 22.7%
		Principal Amount (a)	Value ($)
ARGENTINA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Argentina SA 9.5% 7/18/2031 (o)		110,000	117,700
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tecpetrol SA 7.625% 1/22/2033 (o)		140,000	144,865
Tecpetrol SA 7.625% 11/3/2030 (o)		150,000	153,750
YPF SA 8.25% 1/17/2034 (o)		140,000	145,832
TOTAL ENERGY			444,447
TOTAL ARGENTINA			562,147
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Australia & New Zealand Banking Group Ltd 5.1454% 8/18/2036 (c)(p)	GBP	500,000	663,723
Commonwealth Bank of Australia 3.61% 9/12/2034 (c)(o)		517,000	496,177
Commonwealth Bank of Australia 3.788% 8/26/2037 (c)(p)	EUR	400,000	462,572
Commonwealth Bank of Australia 4.454% 5/21/2037 (c)(p)	EUR	425,000	504,112
National Australia Bank Ltd 3.612% 1/22/2036 (c)(p)	EUR	500,000	577,018
Westpac Banking Corp 4.11% 7/24/2034 (c)		744,000	726,609
			3,430,211
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (p)	EUR	328,000	359,240
Cimic Finance Ltd 6% 4/22/2036 (o)		685,000	678,361
			1,037,601
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (c)(p)	GBP	318,000	405,447
TOTAL FINANCIALS			4,873,259
Materials - 0.0%
Metals & Mining - 0.0%
Mineral Resources Ltd 6% 5/1/2032 (o)		170,000	169,256
Mineral Resources Ltd 6.25% 5/1/2034 (o)		180,000	178,889
Mineral Resources Ltd 7% 4/1/2031 (o)		200,000	207,913
TOTAL MATERIALS			556,058
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	1,020,000	746,241
TOTAL AUSTRALIA			6,175,558
AUSTRIA - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Mondi Finance PLC 3.375% 5/23/2031 (p)	EUR	260,000	298,499
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Supernova Invest GmbH 5% 6/24/2030 (p)	EUR	100,000	118,419
TOTAL AUSTRIA			416,918
BAHRAIN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bapco Energies BSC Closed 7.5% 10/25/2027 (o)		290,000	292,610
Bapco Energies BSC Closed 8.375% 11/7/2028 (o)		140,000	143,655

TOTAL BAHRAIN			436,265
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (o)		645,000	524,063
BELGIUM - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (p)	EUR	600,000	714,006
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Fluxys SA 4% 11/28/2030 (p)	EUR	800,000	945,406
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Shurgard Luxembourg Sarl 4% 5/27/2035 (p)	EUR	500,000	571,165
TOTAL BELGIUM			2,230,577
BRAZIL - 0.1%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc 4.9% 1/15/2033		205,000	199,754
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Minerva Luxembourg SA 4.375% 3/18/2031 (o)		100,000	88,804
Minerva Luxembourg SA 7.5% 4/22/2036 (o)		200,000	192,376
Minerva Luxembourg SA 8.875% 9/13/2033 (o)		225,000	236,616
NBM US Holdings Inc 6.625% 8/6/2029 (o)		330,000	330,406
			848,202
Food Products - 0.0%
Marb Bondco PLC 3.95% 1/29/2031 (o)		420,000	374,535
TOTAL CONSUMER STAPLES			1,222,737
Energy - 0.0%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (o)		165,746	161,602
Yinson Boronia Production BV 8.947% 7/31/2042 (o)		340,010	374,130
			535,732
Oil, Gas & Consumable Fuels - 0.0%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (o)		425,899	405,669
PRIO Luxembourg Holding Sarl 6.75% 10/15/2030 (o)		250,000	249,539
			655,208
TOTAL ENERGY			1,190,940
Industrials - 0.0%
Aerospace & Defense - 0.0%
Embraer Netherlands Finance BV 5.4% 1/9/2038		150,000	144,149
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% (k)(o)		1,586,000	382,892
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (o)		197,340	211,154
Passenger Airlines - 0.0%
Azul Secured Finance LLP 9.875% 2/15/2031 (o)		425,000	396,313
TOTAL INDUSTRIALS			1,134,508
Materials - 0.1%
Chemicals - 0.0%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (o)		150,000	70,687
Braskem Netherlands Finance BV 7.25% 2/13/2033 (o)		430,000	247,250
Braskem Netherlands Finance BV 8.5% 1/12/2031 (o)		235,000	147,322
			465,259
Metals & Mining - 0.1%
CSN Inova Ventures 6.75% 1/28/2028 (o)		275,000	228,937
CSN Resources SA 5.875% 4/8/2032 (o)		165,000	103,538
CSN Resources SA 8.875% 12/5/2030 (o)		200,000	149,750
ERO Copper Corp 6.5% 2/15/2030 (o)		565,000	566,062
Nexa Resources SA 6.6% 4/8/2037 (o)		200,000	207,500
Nexa Resources SA 6.75% 4/9/2034 (o)		60,000	62,973
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(o)		1,631,652	1,643,074
Usiminas International Sarl 7.5% 1/27/2032 (o)		315,000	324,960
Vale Overseas Ltd 6% 2/25/2056 (c)(o)		200,000	200,531
Vale Overseas Ltd 6.4% 6/28/2054		305,000	311,658
			3,798,983
Paper & Forest Products - 0.0%
LD Celulose International GmbH 7.95% 1/26/2032 (o)		265,000	275,689
Suzano Austria GmbH 3.75% 1/15/2031		95,000	88,776
Suzano Austria GmbH 5% 1/15/2030		440,000	433,643
Suzano Netherlands BV 5.5% 1/15/2036		260,000	252,842
			1,050,950
TOTAL MATERIALS			5,315,192
TOTAL BRAZIL			9,063,131
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (o)		685,000	697,837
Golar LNG Ltd 7.75% 9/19/2029 (o)(p)		1,000,000	1,015,440

TOTAL CAMEROON			1,713,277
CANADA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.625% 10/15/2055 (c)		382,000	387,114
TELUS Corp 7% 10/15/2055 (c)		188,000	193,508
			580,622
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 7% 4/15/2055 (c)		184,000	188,245
Rogers Communications Inc 7.125% 4/15/2055 (c)		184,000	190,801
			379,046
TOTAL COMMUNICATION SERVICES			959,668
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (o)		1,195,000	1,203,919
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (o)		464,000	472,415
			1,676,334
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (o)		528,000	522,054
TOTAL CONSUMER DISCRETIONARY			2,198,388
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 3.85% 6/1/2027		2,700,000	2,688,695
Canadian Natural Resources Ltd 5.85% 2/1/2035		525,000	548,001
Cenovus Energy Inc 3.75% 2/15/2052		210,000	151,367
Cenovus Energy Inc 4.65% 3/20/2031		1,294,000	1,283,637
Cenovus Energy Inc 5.25% 6/15/2037		717,000	697,826
Cenovus Energy Inc 5.4% 3/20/2036		996,000	994,371
Cenovus Energy Inc 5.4% 6/15/2047		146,000	135,342
Cenovus Energy Inc 6.75% 11/15/2039		58,000	64,091
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (c)		417,000	445,041
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (c)		63,000	65,838
TOTAL ENERGY			7,074,209
Financials - 0.1%
Banks - 0.1%
Bank of Nova Scotia/The 3.375% 3/5/2033 (c)(p)	EUR	1,200,000	1,392,035
Bank of Nova Scotia/The 4.338% 9/15/2031 (c)		200,000	196,719
Royal Bank of Canada 3.125% 9/27/2031 (c)(p)	EUR	610,000	706,360
Toronto Dominion Bank 3.357% 9/22/2032 (p)	EUR	645,000	741,388
			3,036,502
Insurance - 0.0%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (o)		150,000	149,970
TOTAL FINANCIALS			3,186,472
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bausch Health Cos Inc 11% 9/30/2028 (o)		72,000	75,159
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc 6.75% 6/15/2033 (o)		340,000	354,128
Bombardier Inc 7% 6/1/2032 (o)		1,220,000	1,270,624
			1,624,752
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (o)		365,000	374,785
TOTAL INDUSTRIALS			1,999,537
Materials - 0.0%
Chemicals - 0.0%
Methanex Corp 5.125% 10/15/2027		1,004,000	1,004,049
Methanex Corp 5.25% 12/15/2029		230,000	229,713
Methanex Corp 5.65% 12/1/2044		401,000	364,326
			1,598,088
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (o)		315,000	321,168
Champion Iron Canada Inc 7.875% 7/15/2032 (o)		150,000	157,020
			478,188
TOTAL MATERIALS			2,076,276
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
TransAlta Corp 5.875% 2/1/2034		570,000	563,588
TransAlta Corp 6.5% 3/15/2040		380,000	373,898
TOTAL UTILITIES			937,486
TOTAL CANADA			18,507,195
CHILE - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA 5.75% 4/15/2036 (o)		200,000	198,886
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (o)		200,000	204,758
Empresa Nacional del Petroleo 6.15% 5/10/2033 (o)		85,000	88,128
TOTAL ENERGY			292,886
Materials - 0.0%
Metals & Mining - 0.0%
Antofagasta PLC 2.375% 10/14/2030 (o)		385,000	347,971
Antofagasta PLC 5.625% 9/9/2035 (o)		200,000	201,400
Antofagasta PLC 5.625% 5/13/2032 (o)		110,000	112,447
Corp Nacional del Cobre de Chile 3% 9/30/2029 (o)		50,000	47,142
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (o)		150,000	140,985
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (o)		595,000	410,621
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (o)		115,000	114,138
Corp Nacional del Cobre de Chile 5.529% 1/30/2037 (o)		200,000	196,651
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (o)		150,000	154,520
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (o)		140,000	141,463
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (o)		80,000	85,035
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (o)		200,000	210,800
			2,163,173
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (o)		200,000	200,668
Inversiones CMPC SA 3% 4/6/2031 (o)		235,000	205,390
			406,058
TOTAL MATERIALS			2,569,231
Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (o)		224,826	228,379
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (o)		68,800	70,865
TOTAL UTILITIES			299,244
TOTAL CHILE			3,360,247
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Prosus NV 3.061% 7/13/2031 (o)		200,000	182,200
Prosus NV 3.68% 1/21/2030 (o)		280,000	267,365
Prosus NV 4.027% 8/3/2050 (o)		270,000	189,169
Prosus NV 4.193% 1/19/2032 (o)		140,000	133,614
TOTAL CONSUMER DISCRETIONARY			772,348
Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (o)		270,000	269,425
TOTAL CHINA			1,041,773
COLOMBIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (o)		465,000	437,300
Energy - 0.1%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (o)		195,000	192,502
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% (k)(o)		2,560,000	956,800
Ecopetrol SA 4.625% 11/2/2031		160,000	143,952
Ecopetrol SA 8.375% 1/19/2036		240,000	246,091
Ecopetrol SA 8.875% 1/13/2033		695,000	734,268
Geopark Ltd 5.5% 1/17/2027 (o)		235,000	231,475
Geopark Ltd 8.75% 1/31/2030 (o)		235,000	235,881
Gran Tierra Energy Inc 9.75% 4/15/2031 (o)(v)		695,000	660,467
			3,208,934
TOTAL ENERGY			3,401,436
Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (c)		200,000	210,202
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (o)		325,000	335,969
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (o)		1,218,136	1,128,177
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (o)		200,000	205,650
Termocandelaria Power SA 7.75% 9/17/2031 (o)		225,000	230,996
TOTAL UTILITIES			1,564,823
TOTAL COLOMBIA			5,949,730
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (o)		215,000	216,303
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (o)		195,000	204,968
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 7% 5/28/2030 (o)		350,000	357,368
CZECH REPUBLIC - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Czechoslovak Group AS 6.5% 1/10/2031 (o)		255,000	260,570
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 6% 1/27/2032 (p)	EUR	450,000	512,546
TOTAL CZECH REPUBLIC			773,116
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (p)	EUR	325,000	374,898
Food Products - 0.0%
Arla Foods amba 3.875% 5/22/2033 (p)	EUR	120,000	141,148
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (p)	EUR	250,000	300,027
TOTAL CONSUMER STAPLES			816,073
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (c)(p)	EUR	1,015,000	1,205,582
Jyske Bank A/S 5.125% 5/1/2035 (c)(p)	EUR	468,000	568,674
TOTAL FINANCIALS			1,774,256
TOTAL DENMARK			2,590,329
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (o)		230,000	238,729
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (o)		90,000	88,668
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (p)	EUR	250,000	282,057
Citycon Treasury BV 5.375% 7/8/2031 (p)	EUR	100,000	111,613
TOTAL REAL ESTATE			393,670
TOTAL FINLAND			482,338
FRANCE - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 6.5% 10/15/2031 (o)		651,677	633,814
Altice France SA 6.5% 4/15/2032 (o)		1,699,697	1,654,108
Altice France SA 6.875% 10/15/2030 (o)		216,463	212,576
Altice France SA 6.875% 7/15/2032 (o)		553,354	540,263
Orange SA 4.75% 1/13/2033 (o)		300,000	296,539
Orange SA 5% 1/13/2036 (o)		300,000	294,495
			3,631,795
Media - 0.0%
Publicis Groupe SA 3.375% 6/12/2032 (p)	EUR	300,000	345,758
TOTAL COMMUNICATION SERVICES			3,977,553
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Forvia SE 6.75% 9/15/2033 (o)		360,000	362,323
Valeo SE 4.625% 3/23/2032 (p)	EUR	300,000	347,820
			710,143
Automobiles - 0.0%
RCI Banque SA 4.75% 3/24/2037 (c)(p)	EUR	100,000	117,176
RCI Banque SA 5.5% 10/9/2034 (c)(p)	EUR	500,000	604,954
			722,130
TOTAL CONSUMER DISCRETIONARY			1,432,273
Consumer Staples - 0.0%
Beverages - 0.0%
Pernod Ricard SA 3.75% 2/4/2037 (p)	EUR	500,000	567,117
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (o)		895,000	938,930
Viridien 10% 10/15/2030 (o)		204,000	218,167
TOTAL ENERGY			1,157,097
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 2.159% 9/15/2029 (c)(o)		532,000	503,030
BNP Paribas SA 3.132% 1/20/2033 (c)(o)		650,000	587,227
BNP Paribas SA 3.945% 2/18/2037 (c)(p)	EUR	900,000	1,046,313
BNP Paribas SA 5.786% 1/13/2033 (c)(o)		5,406,000	5,591,315
BPCE SA 5.716% 1/18/2030 (c)(o)		770,000	786,691
Societe Generale SA 5.5% 4/13/2029 (c)(o)		3,692,000	3,742,831
Societe Generale SA 6.691% 1/10/2034 (c)(o)		544,000	583,638
			12,841,045
Financial Services - 0.0%
Iliad Holding SAS 7% 4/15/2032 (o)		360,000	366,192
Iliad Holding SAS 8.5% 4/15/2031 (o)		275,000	291,308
			657,500
TOTAL FINANCIALS			13,498,545
Real Estate - 0.0%
Industrial REITs - 0.0%
ARGAN SA 3.779% 10/30/2029 (p)	EUR	300,000	351,157
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 5.5% 1/25/2035 (p)	GBP	400,000	525,780
Electricite de France SA 6.125% 6/2/2034 (p)	GBP	350,000	482,761
			1,008,541
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (p)	EUR	300,000	351,270
Engie SA 4.25% 9/6/2034 (p)	EUR	500,000	603,851
Veolia Environnement SA 3.324% 6/17/2032 (p)	EUR	700,000	808,929
			1,764,050
TOTAL UTILITIES			2,772,591
TOTAL FRANCE			23,756,333
GEORGIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Silk Road Group Holding LLC 7.5% 9/15/2030 (o)		200,000	202,128
Financials - 0.0%
Banks - 0.0%
Bank of Georgia JSC 6.5% 6/3/2031 (o)		200,000	200,000
Industrials - 0.0%
Ground Transportation - 0.0%
Georgian Railway JSC 4% 6/17/2028 (o)		230,000	221,518
TOTAL GEORGIA			623,646
GERMANY - 0.6%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (p)	EUR	300,000	344,746
Schaeffler AG 5.375% 4/1/2031 (p)	EUR	300,000	362,261
ZF Europe Finance BV 4.75% 1/31/2029 (p)	EUR	300,000	351,635
ZF Europe Finance BV 5.5% 2/17/2032 (p)	EUR	200,000	230,651
ZF Europe Finance BV 7% 6/12/2030 (p)	EUR	200,000	248,101
ZF North America Capital Inc 7.5% 3/24/2031 (o)		235,000	237,352
TOTAL CONSUMER DISCRETIONARY			1,774,746
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 4% 3/5/2030 (p)	EUR	225,000	272,869
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vier Gas Transport GmbH 3.625% 9/8/2033 (p)	EUR	500,000	577,144
Financials - 0.5%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (c)(p)	EUR	300,000	351,310
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main 3.706% 10/15/2035 (c)(p)	EUR	300,000	347,015
Volkswagen Bank GmbH 3.5% 6/19/2031 (p)	EUR	400,000	463,530
			1,161,855
Capital Markets - 0.4%
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (c)		13,000,000	13,065,716
Deutsche Bank AG/New York NY 5.882% 7/8/2031 (c)		5,000,000	5,099,736
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)		980,000	1,011,894
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (c)		2,377,000	2,492,056
			21,669,402
Financial Services - 0.1%
KfW 0% 11/9/2028 (p)	EUR	3,875,000	4,239,005
KfW 1.125% 3/31/2037 (p)	EUR	730,000	689,667
			4,928,672
TOTAL FINANCIALS			27,759,929
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance LLC 6.375% 11/21/2030 (o)		617,000	650,010
Bayer US Finance LLC 6.5% 11/21/2033 (o)		939,000	1,002,086
TOTAL HEALTH CARE			1,652,096
Industrials - 0.0%
Machinery - 0.0%
KION Group AG 4.125% 3/24/2031 (p)	EUR	397,000	467,381
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Infineon Technologies AG 3.5% 2/16/2034 (p)	EUR	500,000	576,822
Real Estate - 0.0%
Diversified REITs - 0.0%
Sirius Real Estate Ltd 4% 1/22/2032 (p)	EUR	400,000	462,121
Real Estate Management & Development - 0.0%
ACCENTRO East Holding GMBH 6% 6/30/2027 pay-in-kind (j)	EUR	100,000	124,086
Accentro Real Estate AG 10% 12/30/2027 pay-in-kind	EUR	203,315	255,374
Accentro Real Estate AG 7% 12/30/2034 pay-in-kind (c)(p)	EUR	555,550	149,039
Aroundtown SA 3.625% 4/10/2031 (p)	GBP	375,000	460,224
LEG Immobilien SE 3.875% 1/20/2035 (p)	EUR	300,000	341,085
			1,329,808
TOTAL REAL ESTATE			1,791,929
Utilities - 0.1%
Electric Utilities - 0.1%
Amprion GmbH 3.125% 8/27/2030 (p)	EUR	300,000	346,868
Amprion GmbH 3.625% 5/21/2031 (p)	EUR	300,000	352,580
Amprion GmbH 3.875% 6/5/2036 (p)	EUR	300,000	348,243
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (c)(p)	EUR	600,000	666,272
EnBW International Finance BV 3.75% 11/20/2035 (p)	EUR	750,000	872,910
EnBW International Finance BV 5.7923% 2/26/2036 (p)	AUD	640,000	445,583
			3,032,456
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.125% 9/18/2035 (o)		890,000	867,944
RWE Finance US LLC 5.875% 4/16/2034 (o)		728,000	754,018
			1,621,962
TOTAL UTILITIES			4,654,418
TOTAL GERMANY			39,527,334
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.5% 3/1/2028 (o)		891,000	867,945
Kosmos Energy Ltd 7.75% 5/1/2027 (o)		380,000	377,712
Kosmos Energy Ltd 8.75% 10/1/2031 (o)		890,000	809,767
Tullow Holdco 2 Ltd 15% 11/15/2028 pay-in-kind (o)		1,303,982	1,330,062

TOTAL GHANA			3,385,486
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (o)		1,301,000	1,329,708
GREECE - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Danaos Corp 6.875% 10/15/2032 (o)		370,000	381,563
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
CT Trust 5.125% 2/3/2032 (o)		350,000	333,319
Millicom International Cellular SA 4.5% 4/27/2031 (o)		165,000	154,140
Millicom International Cellular SA 5.125% 1/15/2028 (o)		927,000	917,730
Millicom International Cellular SA 6.25% 3/25/2029 (o)		1,440,000	1,443,600
Millicom International Cellular SA 7.375% 4/2/2032 (o)		245,000	251,927
TOTAL COMMUNICATION SERVICES			3,100,716
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (o)		195,000	192,075
Utilities - 0.0%
Electric Utilities - 0.0%
Energuate Trust 2 0 6.35% 9/15/2035 (o)		250,000	248,512
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (o)		335,000	334,932
TOTAL UTILITIES			583,444
TOTAL GUATEMALA			3,876,235
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 2.95% 11/3/2033 (c)(p)		690,000	661,237
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (o)		85,000	86,530
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (p)		200,000	209,062
TOTAL HUNGARY			295,592
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 6.625% 4/22/2027 (o)		135,000	136,941
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (o)		140,000	141,085
TOTAL INDIA			278,026
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (o)		325,000	324,860
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (o)		315,000	324,844
Pertamina Persero PT 4.175% 1/21/2050 (o)		185,000	142,380
TOTAL ENERGY			792,084
Materials - 0.0%
Metals & Mining - 0.0%
Freeport Indonesia PT 4.763% 4/14/2027 (o)		125,000	124,875
Freeport Indonesia PT 5.315% 4/14/2032 (o)		265,000	263,707
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (o)		450,000	455,535
TOTAL MATERIALS			844,117
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (o)		90,000	90,225
TOTAL INDONESIA			1,726,426
IRELAND - 0.7%
Financials - 0.5%
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		868,000	861,938
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		3,909,000	3,766,307
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		5,872,000	5,373,067
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029		4,000,000	4,044,981
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028		7,000,000	7,150,368
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		4,752,000	4,830,682
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (c)		377,000	384,212
			26,411,555
Financial Services - 0.1%
GGAM Finance Ltd 5.875% 3/15/2030 (o)		830,000	837,951
GGAM Finance Ltd 6.875% 4/15/2029 (o)		1,545,000	1,586,187
			2,424,138
TOTAL FINANCIALS			28,835,693
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (o)		190,000	183,953
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (o)		4,604,000	4,622,341
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (o)		428,000	430,038
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (o)		2,337,000	2,366,033
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (o)		3,000,000	3,076,369
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (o)		3,000,000	3,066,474
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (o)		5,341,000	5,492,355
TOTAL INDUSTRIALS			19,237,563
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 3.489% 11/24/2031	EUR	100,000	116,062
TOTAL IRELAND			48,189,318
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (o)(p)		230,000	227,083
Energean Israel Finance Ltd 5.875% 3/30/2031 (o)(p)		240,000	229,499
Energean Israel Finance Ltd 8.5% 9/30/2033 (o)(p)		80,000	84,630
Leviathan Bond Ltd 6.5% 6/30/2027 (o)(p)		380,000	381,213
TOTAL ENERGY			922,425
Financials - 0.0%
Banks - 0.0%
Bank Hapoalim BM 5.252% 1/14/2033 (o)(p)		200,000	199,503
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		100,000	99,489
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		120,000	120,016
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		575,000	597,167
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		215,000	231,839
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		380,000	388,637
TOTAL HEALTH CARE			1,437,148
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (o)(p)		260,000	241,014
TOTAL ISRAEL			2,800,090
ITALY - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC Finance BV 4% 10/1/2033 (p)	EUR	445,000	530,343
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 4.198% 6/1/2032 (c)(o)		242,000	228,511
Utilities - 0.0%
Electric Utilities - 0.0%
ENEL Finance International NV 4.375% 9/30/2030 (o)		200,000	196,566
ENEL Finance International NV 5.5% 6/26/2034 (o)		300,000	304,537
			501,103
Gas Utilities - 0.0%
Snam SpA 5.75% 5/28/2035 (o)		345,000	354,958
TOTAL UTILITIES			856,061
TOTAL ITALY			1,614,915
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (o)		230,000	230,577
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (o)		200,000	197,536

TOTAL JAMAICA			428,113
JAPAN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 3.678% 7/16/2033 (p)	EUR	200,000	233,362
NTT Finance Corp 4.567% 7/16/2027 (o)		816,000	817,636
NTT Finance Corp 4.62% 7/16/2028 (o)		826,000	826,627
NTT Finance Corp 4.876% 7/16/2030 (o)		2,115,000	2,122,218
TOTAL COMMUNICATION SERVICES			3,999,843
Financials - 0.0%
Banks - 0.0%
Mitsubishi UFJ Financial Group Inc 3.856% 4/22/2034 (c)(p)	EUR	515,000	604,806
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (c)		990,000	988,213
Mitsubishi UFJ Financial Group Inc 4.847% 4/21/2032 (c)		1,396,000	1,393,921
Sumitomo Mitsui Financial Group Inc 3.961% 4/2/2034 (c)(p)	EUR	515,000	607,989
TOTAL FINANCIALS			3,594,929
TOTAL JAPAN			7,594,772
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (o)		195,000	177,333
KazMunayGas National Co JSC 5.375% 4/24/2030 (o)		30,000	30,412
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (o)		225,000	209,813

TOTAL KAZAKHSTAN			417,558
KOREA (SOUTH) - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
LG Energy Solution Ltd 5.25% 4/2/2031 (o)		200,000	200,645
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.75% 1/17/2028 (o)		240,000	244,266
POSCO 5.875% 1/17/2033 (o)		70,000	73,720
TOTAL MATERIALS			317,986
TOTAL KOREA (SOUTH)			518,631
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
MEGlobal BV 2.625% 4/28/2028 (o)		125,000	118,632
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (o)		1,595,000	1,155,701
Altice Financing SA 9.625% 7/15/2027 (o)		503,000	388,799
			1,544,500
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (o)		869,000	845,137
TOTAL COMMUNICATION SERVICES			2,389,637
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (o)		355,000	377,330
Financials - 0.0%
Financial Services - 0.0%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	1,929,600	326,054
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (o)		1,788,000	1,568,950
Real Estate - 0.1%
Diversified REITs - 0.0%
Stoneweg Ereit Lux Finco Sarl 4.125% 2/22/2033 (p)	EUR	600,000	688,441
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (p)	EUR	370,000	441,818
Real Estate Management & Development - 0.1%
AXA Logistics Europe Master SCA 3.375% 5/13/2031 (p)	EUR	390,000	449,195
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (p)	EUR	197,000	219,533
Blackstone Property Partners Europe Holdings Sarl 1.625% 4/20/2030 (p)	EUR	420,000	453,698
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (p)	EUR	617,000	686,644
CBRE Europe Logistics Partners SCA SICAV-SIF 3.5% 9/22/2032 (p)	EUR	300,000	340,567
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (p)	EUR	499,000	603,348
Logicor Financing Sarl 1.625% 1/17/2030 (p)	EUR	181,000	196,517
Logicor Financing Sarl 2% 1/17/2034 (p)	EUR	428,000	428,727
Logicor Financing Sarl 3.75% 7/14/2032 (p)	EUR	320,000	366,145
Logicor Financing Sarl 4.25% 7/18/2029 (p)	EUR	100,000	119,034
P3 Group Sarl 3.75% 4/2/2033 (p)	EUR	200,000	227,612
P3 Group Sarl 4% 4/19/2032 (p)	EUR	450,000	525,032
			4,616,052
TOTAL REAL ESTATE			5,746,311
TOTAL LUXEMBOURG			10,408,282
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (o)		265,000	239,665
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (o)		235,000	158,320
Petronas Capital Ltd 3.5% 4/21/2030 (o)		120,000	115,798
TOTAL ENERGY			274,118
Industrials - 0.0%
Marine Transportation - 0.0%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (o)		450,000	446,531
TOTAL MALAYSIA			960,314
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (o)		400,000	404,764
MEXICO - 1.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (o)		205,000	178,966
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Esentia Energy Development SAB de CV 6.125% 7/30/2033 (o)		200,000	199,700
Esentia Energy Development SAB de CV 6.5% 7/30/2038 (o)		200,000	198,100
FEL Energy VI SARL 5.75% 12/1/2040 (o)		109,645	106,937
Petroleos Mexicanos 5.95% 1/28/2031		39,520,000	39,012,564
Petroleos Mexicanos 6.35% 2/12/2048		3,548,000	2,875,654
Petroleos Mexicanos 6.5% 6/2/2041		85,000	75,838
Petroleos Mexicanos 6.625% 6/15/2035		1,020,000	983,025
Petroleos Mexicanos 6.7% 2/16/2032		6,577,000	6,623,039
Petroleos Mexicanos 6.75% 9/21/2047		13,445,000	11,319,077
Petroleos Mexicanos 6.95% 1/28/2060		1,224,000	1,015,430
Petroleos Mexicanos 7.69% 1/23/2050		3,865,000	3,538,523
TOTAL ENERGY			65,947,887
Financials - 0.1%
Banks - 0.0%
Banco Nacional de Comercio Exterior SNC/Cayman Islands 6% 5/14/2036 (c)(o)		200,000	198,500
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (o)		215,000	216,909
			415,409
Capital Markets - 0.1%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (o)		565,000	567,825
TOTAL FINANCIALS			983,234
Materials - 0.0%
Chemicals - 0.0%
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (o)		140,000	116,839
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (o)		370,000	371,851
			488,690
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (o)		155,000	119,331
TOTAL MATERIALS			608,021
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV 5.5% 1/30/2033 (o)		200,000	196,180
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (o)		242,878	256,844
COX Asset Mexico SA de CV 7.125% 1/8/2032 (o)		200,000	203,500
Saavi Energia Sarl 8.875% 2/10/2035 (o)		410,000	444,186
TOTAL UTILITIES			904,530
TOTAL MEXICO			68,818,818
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 6.1% 4/30/2030 (o)		200,000	204,648
OCP SA 6.75% 5/2/2034 (o)		255,000	267,676
OCP SA 6.875% 4/25/2044 (o)		160,000	161,624
OCP SA 7.5% 5/2/2054 (o)		195,000	208,900

TOTAL MOROCCO			842,848
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (p)	EUR	200,000	233,528
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (p)	EUR	500,000	613,858
Financials - 0.0%
Banks - 0.0%
Cooperatieve Rabobank UA 5.71% 1/21/2033 (c)(o)		650,000	674,407
ING Groep NV 3% 8/17/2031 (c)(p)	EUR	700,000	803,811
TOTAL FINANCIALS			1,478,218
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		1,841,000	1,828,306
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		5,308,000	5,325,893
TOTAL INFORMATION TECHNOLOGY			7,154,199
TOTAL NETHERLANDS			9,479,803
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (o)		564,000	561,462
IHS Holding Ltd 7.875% 5/29/2030 (o)		225,000	231,678
TOTAL COMMUNICATION SERVICES			793,140
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (o)		158,119	158,119
Materials - 0.0%
Chemicals - 0.0%
Dangote Fertiliser Ltd 7.75% 5/5/2031 (o)		245,000	249,550
TOTAL NIGERIA			1,200,809
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TGS ASA 8.5% 1/15/2030 (o)		178,000	187,165
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 3 month EURIBOR + 0.7%, 3.625% 5/28/2032 (b)(c)(p)	EUR	500,000	588,578
TOTAL NORWAY			775,743
PAKISTAN - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Veon Midco BV 6.95% 6/1/2031 (e)(o)		200,000	200,016
Veon Midco BV 7.45% 6/1/2033 (e)(o)		200,000	200,166

TOTAL PAKISTAN			400,182
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (o)		1,075,000	1,065,585
Media - 0.0%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (o)		460,000	437,000
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (o)		965,000	981,888
TOTAL COMMUNICATION SERVICES			2,484,473
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (o)		105,000	88,042
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Generadora de Gatun SA 6.874% 9/30/2044 (o)		200,000	203,944
TOTAL PANAMA			2,776,459
PERU - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
InRetail Shopping Malls 5.65% 10/16/2032 (o)		205,000	202,490
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (c)(o)		235,000	235,088
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (o)		280,000	287,860
Volcan Cia Minera SAA 8.5% 10/28/2032 (o)		760,000	779,950
TOTAL MATERIALS			1,067,810
Utilities - 0.0%
Electric Utilities - 0.0%
Kallpa Generacion SA 5.5% 9/11/2035 (o)		200,000	196,750
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (o)		345,000	346,208
TOTAL UTILITIES			542,958
TOTAL PERU			2,048,346
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (o)		345,000	357,047
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Finance DAC 6.5% 10/15/2030 (p)	EUR	600,000	601,863
TOTAL POLAND			958,910
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (o)		170,000	155,337
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
QatarEnergy 1.375% 9/12/2026 (o)		350,000	347,186
QatarEnergy 2.25% 7/12/2031 (o)		925,000	826,867
QatarEnergy 3.125% 7/12/2041 (o)		535,000	401,261
QatarEnergy 3.3% 7/12/2051 (o)		815,000	545,455
TOTAL ENERGY			2,120,769
TOTAL QATAR			2,276,106
SAUDI ARABIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (o)		630,445	575,281
Saudi Arabian Oil Co 2.25% 11/24/2030 (o)		445,000	398,860
Saudi Arabian Oil Co 3.25% 11/24/2050 (o)		345,000	224,764
Saudi Arabian Oil Co 3.5% 11/24/2070 (o)		135,000	83,874
Saudi Arabian Oil Co 3.5% 4/16/2029 (o)		710,000	686,393
Saudi Arabian Oil Co 4.25% 4/16/2039 (o)		785,000	692,421
Saudi Arabian Oil Co 4.375% 2/2/2031 (o)		240,000	235,200
Saudi Arabian Oil Co 4.375% 4/16/2049 (o)		120,000	97,250
Saudi Arabian Oil Co 5.875% 7/17/2064 (o)		200,000	187,910
Saudi Arabian Oil Co 6.375% 6/2/2055 (o)		450,000	458,420
TOTAL ENERGY			3,640,373
Financials - 0.0%
Financial Services - 0.0%
Gaci First Investment Co 5% 10/13/2027 (p)		355,000	356,442
Gaci First Investment Co 5.125% 2/14/2053 (p)		200,000	173,850
TOTAL FINANCIALS			530,292
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (o)		570,000	579,901
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (o)		270,000	275,400
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (o)		400,000	411,000
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (o)		120,000	127,110
TOTAL INDUSTRIALS			1,393,411
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 1/29/2036 (o)		200,000	196,500
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (o)		335,000	337,814
TOTAL MATERIALS			534,314
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al-Arkan Sukuk Co Ltd 7.25% 7/2/2030 (p)		210,000	210,878
TOTAL SAUDI ARABIA			6,309,268
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (o)		365,000	365,858
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 10.75% 4/14/2031 (o)		640,000	656,615
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (o)		145,000	145,435
TOTAL COMMUNICATION SERVICES			802,050
Industrials - 0.0%
Ground Transportation - 0.0%
Transnet/South Africa 8.25% 2/6/2028 (o)		130,000	135,200
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		370,000	368,435
Sasol Financing USA LLC 5.5% 3/18/2031		100,000	95,020
Sasol Financing USA LLC 8.75% 4/10/2033 (o)		200,000	211,500
Sasol Financing USA LLC 8.75% 5/3/2029 (o)		260,000	275,067
			950,022
Metals & Mining - 0.0%
Sibanye-Stillwater UK Financing PLC 6.25% 11/15/2031 (o)		200,000	200,098
Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854% 5/13/2032 (o)		200,000	206,320
			406,418
TOTAL MATERIALS			1,356,440
Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings 6.35% 8/10/2028 (o)		350,000	356,402
Eskom Holdings 8.45% 8/10/2028 (o)		220,000	231,693
TOTAL UTILITIES			588,095
TOTAL SOUTH AFRICA			2,881,785
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
CaixaBank SA 4.818% 4/22/2032 (c)(o)		600,000	596,403
CaixaBank SA 6.84% 9/13/2034 (c)(o)		435,000	475,071

TOTAL SPAIN			1,071,474
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Akelius Residential Ab 3.95% 3/25/2031 (p)	EUR	300,000	348,364
Heimstaden Bostad AB 3.875% 11/5/2029 (p)	EUR	635,000	744,215
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (p)	EUR	135,000	152,031

TOTAL SWEDEN			1,244,610
SWITZERLAND - 0.5%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 1.494% 8/10/2027 (c)(o)		1,190,000	1,182,992
UBS Group AG 3.869% 1/12/2029 (c)(o)		1,570,000	1,552,132
UBS Group AG 4.125% 6/9/2033 (c)(p)	EUR	378,000	454,050
UBS Group AG 4.194% 4/1/2031 (c)(o)		9,010,000	8,799,296
UBS Group AG 4.75% 3/17/2032 (c)(p)	EUR	1,093,000	1,346,640
UBS Group AG 5.428% 2/8/2030 (c)(o)		12,000,000	12,206,659
			25,541,769
Insurance - 0.0%
Argentum Netherlands BV for Swiss Re Ltd 5.625% 8/15/2052 (c)(p)		393,000	395,337
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (c)(o)		200,000	199,674
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (c)(p)		374,000	335,620
			930,631
TOTAL FINANCIALS			26,472,400
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (o)		595,000	542,690
VistaJet Malta Finance PLC / Vista Management Holding Inc 8.75% 1/15/2032 (o)(v)		475,000	460,522
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (o)		30,000	29,867
TOTAL INDUSTRIALS			1,033,079
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 12% 2/15/2031 (o)		650,000	683,313
Consolidated Energy Finance SA 5.625% 10/15/2028 (o)		809,000	787,092
			1,470,405
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (p)	EUR	260,000	304,109
TOTAL MATERIALS			1,774,514
TOTAL SWITZERLAND			29,279,993
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (o)		216,000	221,400
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (o)		105,000	71,776
TURKEY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Turk Telekomunikasyon AS 6.95% 10/7/2032 (o)		140,000	138,250
Financials - 0.0%
Banks - 0.0%
Turkiye Garanti Bankasi AS 8.125% 1/8/2036 (c)(o)		215,000	216,902
Turkiye Ihracat Kredi Bankasi AS 6.125% 5/2/2029 (o)		200,000	197,504
Turkiye Ihracat Kredi Bankasi AS 6.375% 1/15/2031 (o)		300,000	291,234
Turkiye Ihracat Kredi Bankasi AS 6.375% 10/3/2030 (o)		265,000	258,582
TOTAL FINANCIALS			964,222
Industrials - 0.0%
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (o)		105,000	107,705
TOTAL TURKEY			1,210,177
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (o)		116,756	96,906
UNITED ARAB EMIRATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (o)		230,000	206,130
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (o)		188,063	167,982
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (o)		790,000	691,558
TOTAL ENERGY			1,065,670
Financials - 0.0%
Financial Services - 0.0%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (o)		265,000	241,481
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (o)		230,000	234,313
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (o)		280,000	265,210
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (o)		120,000	115,446
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (o)		390,000	354,643
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (o)		145,000	149,508
TOTAL FINANCIALS			1,360,601
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (o)		170,000	161,591
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (o)		295,000	273,163
TOTAL INDUSTRIALS			434,754
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC 5.875% 4/14/2056 (c)(o)		280,000	262,564
Aldar Properties PJSC 6.6227% 4/15/2055 (c)(p)		400,000	392,944
Alpha Star Holding IX Ltd 7% 8/26/2028 (p)		200,000	198,524
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (p)		400,000	403,568
Sobha Sukuk Ltd 8.75% 7/17/2028 (p)		200,000	198,750
TOTAL REAL ESTATE			1,456,350
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (o)		235,000	181,305
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (o)		135,000	132,216
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (o)		280,000	265,508
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (o)		85,000	85,163
TOTAL UTILITIES			664,192
TOTAL UNITED ARAB EMIRATES			4,981,567
UNITED KINGDOM - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
BT Finance PLC 3.375% 11/17/2032 (p)	EUR	325,000	373,319
Virgin Media Finance PLC 5% 7/15/2030 (o)		40,000	32,841
			406,160
Media - 0.0%
Pearson Funding PLC 6.375% 4/28/2036 (p)	GBP	280,000	382,499
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (o)		1,085,000	944,137
			1,326,636
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (o)		185,000	162,775
TOTAL COMMUNICATION SERVICES			1,895,571
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (o)		75,000	77,416
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (p)	GBP	304,000	345,183
Marks & Spencer PLC 5.125% 8/18/2032 (p)	GBP	200,000	264,965
			610,148
Hotels, Restaurants & Leisure - 0.0%
A&K Travel Group Holdings Ltd 7.5% 5/15/2033 (o)		365,000	370,004
IHG Finance LLC 3.375% 9/10/2030 (p)	EUR	150,000	173,844
Whitbread Group PLC 2.375% 5/31/2027 (p)	GBP	249,000	326,298
			870,146
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (p)	GBP	913,000	1,046,861
TOTAL CONSUMER DISCRETIONARY			2,604,571
Consumer Staples - 0.4%
Tobacco - 0.4%
BAT Capital Corp 4.7% 4/2/2027		1,252,000	1,255,691
BAT Capital Corp 4.906% 4/2/2030		1,500,000	1,512,677
BAT Capital Corp 5.282% 4/2/2050		1,500,000	1,350,141
BAT Capital Corp 6% 2/20/2034		10,000,000	10,572,996
BAT Capital Corp 6.421% 8/2/2033		1,137,000	1,232,811
BAT International Finance PLC 4.125% 4/12/2032 (p)	EUR	1,017,000	1,210,897
Imperial Brands Finance PLC 3.875% 2/12/2034 (p)	EUR	1,315,000	1,504,235
Imperial Brands Finance PLC 6.125% 7/27/2027 (o)		764,000	777,334
Reynolds American Inc 7.25% 6/15/2037		75,000	85,722
TOTAL CONSUMER STAPLES			19,502,504
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (o)		1,215,000	1,296,411
Financials - 0.5%
Banks - 0.5%
Barclays PLC 3.543% 8/14/2031 (c)(p)	EUR	600,000	700,655
Barclays PLC 5.088% 6/20/2030 (c)		1,421,000	1,425,484
Barclays PLC 5.367% 2/25/2031 (c)		6,000,000	6,098,085
Barclays PLC 5.69% 3/12/2030 (c)		3,094,000	3,169,702
Barclays PLC 6.174% 7/29/2036 (c)(p)	GBP	150,000	204,130
Barclays PLC 6.224% 5/9/2034 (c)		8,576,000	9,049,617
Barclays PLC 6.49% 9/13/2029 (c)		2,400,000	2,491,471
Barclays PLC 6.692% 9/13/2034 (c)		2,000,000	2,165,330
HSBC Holdings PLC 4.787% 3/10/2032 (c)(p)	EUR	547,000	673,321
HSBC Holdings PLC 4.856% 5/23/2033 (c)(p)	EUR	640,000	793,301
HSBC Holdings PLC 8.201% 11/16/2034 (c)(p)	GBP	225,000	327,536
Lloyds Banking Group PLC 4.75% 9/21/2031 (c)(p)	EUR	925,000	1,136,207
NatWest Group PLC 2.105% 11/28/2031 (c)(p)	GBP	638,000	853,169
NatWest Group PLC 3.073% 5/22/2028 (c)		951,000	938,735
NatWest Group PLC 7.416% 6/6/2033 (c)(p)	GBP	791,000	1,104,544
Standard Chartered PLC 3.864% 3/17/2033 (c)(p)	EUR	300,000	352,614
Standard Chartered PLC 3.934% 5/28/2032 (c)(p)	EUR	400,000	472,079
Virgin Money UK PLC 7.625% 8/23/2029 (c)(p)	GBP	456,000	648,330
			32,604,310
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (p)	EUR	550,000	636,080
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (p)	GBP	730,000	1,113,092
TOTAL FINANCIALS			34,353,482
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (p)	EUR	736,000	648,581
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (p)	GBP	720,000	977,016
TOTAL INDUSTRIALS			1,625,597
Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (p)	GBP	300,000	402,853
Real Estate Management & Development - 0.0%
Titanium Ruth Holdco Ltd 0.95% 6/2/2026 (p)	EUR	235,000	274,104
TOTAL REAL ESTATE			676,957
Utilities - 0.1%
Electric Utilities - 0.0%
London Power Networks PLC 3.837% 6/11/2037 (p)	EUR	275,000	316,871
NGG Finance PLC 2.125% 9/5/2082 (c)(p)	EUR	555,000	637,498
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (p)	EUR	475,000	549,241
			1,503,610
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (o)		1,110,000	1,103,564
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (o)		385,000	393,783
			1,497,347
Water Utilities - 0.1%
Anglian Water Osprey Financing PLC 6.375% 8/18/2033 (p)	GBP	300,000	391,597
Anglian Water Services Financing PLC 5.875% 6/20/2031 (p)	GBP	325,000	443,807
Anglian Water Services Financing PLC 6.25% 9/12/2044 (p)	GBP	175,000	220,308
Anglian Water Services Financing PLC 6.293% 7/30/2030 (p)	GBP	305,000	423,369
Northumbrian Water Finance PLC 4.5% 2/14/2031 (p)	GBP	315,000	408,311
Northumbrian Water Finance PLC 5.375% 7/22/2032 (p)	GBP	250,000	332,278
Northumbrian Water Finance PLC 5.625% 4/29/2033 (p)	GBP	400,000	534,113
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (p)	EUR	375,000	434,010
South West Water Finance PLC 5.25% 9/15/2031 (p)	GBP	495,000	659,962
South West Water Finance PLC 5.75% 12/11/2032 (p)	GBP	100,000	135,923
SW Finance I PLC 6.875% 8/7/2032 (p)	GBP	300,000	412,002
SW Finance I PLC 7.375% 12/12/2041 (p)	GBP	346,000	460,835
Wessex Water Services Finance PLC 6.125% 9/19/2034 (p)	GBP	400,000	540,529
Yorkshire Water Finance PLC 5.5% 4/28/2035 (p)	GBP	267,000	341,810
Yorkshire Water Finance PLC 6% 7/22/2033 (p)	GBP	430,000	578,976
			6,317,830
TOTAL UTILITIES			9,318,787
TOTAL UNITED KINGDOM			71,273,880
UNITED STATES - 17.4%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.4%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (o)		620,000	624,919
APLD ComputeCo LLC 9.25% 12/15/2030 (o)		1,620,000	1,748,690
AT&T Inc 3.8% 12/1/2057		4,105,000	2,789,312
AT&T Inc 4.3% 2/15/2030		282,000	279,456
AT&T Inc 4.4% 4/30/2031		277,000	273,706
Black Pearl Compute LLC 6.125% 2/15/2031 (o)		381,000	387,633
Cipher Compute LLC 7.125% 11/15/2030 (o)(v)		375,000	390,919
Comcast Corp 6.45% 3/15/2037		365,000	396,735
Core Scientific Finance I LLC 7.75% 5/15/2031 (o)		1,390,000	1,421,499
Edged Compute LLC 7.5% 4/30/2031 (o)		1,420,000	1,423,666
Flash Compute LLC 7.25% 12/31/2030 (o)(v)		695,000	716,498
HUT 8 DC LLC 6.192% 11/15/2042 (o)		4,592,000	4,646,777
Level 3 Financing Inc 3.75% 7/15/2029 (o)		31,000	29,993
Level 3 Financing Inc 6.875% 6/30/2033 (o)		795,000	818,875
Level 3 Financing Inc 7% 3/31/2034 (o)		600,000	621,892
Level 3 Financing Inc 7.5% 2/15/2037 (o)		540,000	556,577
Level 3 Financing Inc 8.5% 1/15/2036 (o)		1,005,000	1,086,567
Lumen Technologies Inc 4.5% 1/15/2029 (o)		70,000	67,375
Meridian Arc Holdco LLC 6.25% 4/30/2031 (o)		1,350,000	1,356,942
PR RNO Property Owner 1 LLC 6.5% 5/1/2031 (o)		1,945,000	1,947,665
RD Michigan Property Owner I LLC 7.5% 3/30/2045 (o)		1,283,000	1,285,575
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (o)		590,000	582,593
Uniti Services LLC 7.5% 10/15/2033 (o)		390,000	410,436
Verizon Communications Inc 2.55% 3/21/2031		1,065,000	971,151
Verizon Communications Inc 4.75% 1/15/2033		3,562,000	3,528,646
Verizon Communications Inc 4.78% 2/15/2035		1,330,000	1,294,228
WULF Compute LLC 7.75% 10/15/2030 (o)(v)		795,000	835,354
			30,493,679
Entertainment - 0.0%
AP Core Holdings II LLC 11% 5/15/2031 (o)		515,000	539,586
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (o)		605,000	630,922
OAK-Eagle Acquireco Inc 8.75% 7/1/2034 (o)		665,000	702,805
			1,873,313
Interactive Media & Services - 0.1%
Alphabet Inc 3.375% 5/6/2037	EUR	100,000	112,448
Alphabet Inc 3.875% 5/6/2045	EUR	100,000	109,872
Alphabet Inc 4% 5/6/2054	EUR	100,000	107,430
Meta Platforms Inc 4.875% 5/15/2033		5,681,000	5,664,688
Meta Platforms Inc 5.25% 5/15/2036		3,729,000	3,725,846
Snap Inc 6.875% 3/1/2033 (o)		382,000	378,641
Snap Inc 6.875% 3/15/2034 (o)		195,000	191,959
			10,290,884
Media - 1.0%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (o)		485,000	405,109
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (o)		730,000	660,944
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		710,000	622,978
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (o)		425,000	363,449
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (o)		325,000	289,736
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (o)		190,000	185,724
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 2/1/2036 (o)(v)		150,000	146,369
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		5,694,000	4,850,912
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033		5,574,000	5,154,086
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		2,154,000	1,681,074
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		9,941,000	8,019,767
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		2,499,000	1,917,085
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048		5,861,000	4,930,492
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		1,898,000	1,952,832
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		2,039,000	1,884,741
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		16,233,000	16,655,096
Charter Communications Operating LLC / Charter Communications Operating Capital 6.65% 2/1/2034		11,000,000	11,357,480
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (o)		525,000	542,686
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (o)		525,000	550,844
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (o)		436,000	437,534
Clear Channel Outdoor Holdings Inc 7.75% 4/15/2028 (o)		205,000	205,439
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (o)		355,000	369,890
CMG Media Corp 8.875% 6/18/2029 (o)		90,000	72,244
CSC Holdings LLC 3.375% 2/15/2031 (o)		2,615,000	1,454,864
CSC Holdings LLC 4.125% 12/1/2030 (o)		115,000	65,549
CSC Holdings LLC 4.5% 11/15/2031 (o)		425,000	241,188
CSC Holdings LLC 4.625% 12/1/2030 (o)		550,000	129,250
EW Scripps Co/The 9.875% 8/15/2030 (o)		391,000	373,303
Lamar Media Corp 5.375% 11/1/2033 (o)		185,000	182,217
Nexstar Media Inc 6.5% 9/15/2033 (o)		380,000	383,028
Time Warner Cable LLC 4.5% 9/15/2042		167,000	126,297
Time Warner Cable LLC 6.75% 6/15/2039		378,000	375,363
Time Warner Cable LLC 7.3% 7/1/2038		2,420,000	2,522,059
Univision Communications Inc 8.5% 7/31/2031 (o)(v)		905,000	911,090
Univision Communications Inc 8.875% 4/15/2033 (o)		360,000	358,627
Univision Communications Inc 9.375% 8/1/2032 (o)		295,000	302,079
			70,681,425
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 3.75% 4/15/2027		1,250,000	1,245,083
T-Mobile USA Inc 3.875% 4/15/2030		2,100,000	2,043,496
T-Mobile USA Inc 4.5% 4/15/2050		528,000	430,619
T-Mobile USA Inc 5.05% 7/15/2033		13,000,000	13,084,989
			16,804,187
TOTAL COMMUNICATION SERVICES			130,143,488
Consumer Discretionary - 0.5%
Automobile Components - 0.0%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (o)		280,000	281,042
American Axle & Manufacturing Inc 7.75% 10/15/2033 (o)		530,000	531,464
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (o)		535,000	548,027
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (o)		185,000	191,244
Cooper-Standard Automotive Inc 9.25% 3/1/2031 (o)(v)		477,000	482,366
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.125% 4/15/2031 (o)		593,000	593,204
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.375% 4/15/2034 (o)		595,000	593,785
			3,221,132
Automobiles - 0.1%
Ford Motor Co 3.25% 2/12/2032		4,000,000	3,549,400
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (o)		995,000	980,986
Stellantis Finance US Inc 5.75% 3/18/2030 (o)		570,000	572,578
			5,102,964
Broadline Retail - 0.0%
Amazon.com Inc 3.7% 3/16/2035	EUR	550,000	644,400
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (o)		256,551	209,380
Saks Global Enterprises LLC 11% (k)(o)		1	0
Saks Global Enterprises LLC 11% (j)(k)(o)		196,459	0
Wayfair LLC 6.75% 11/15/2032 (o)(v)		660,000	670,441
Wayfair LLC 7.125% 5/31/2034 (o)		135,000	137,557
Wayfair LLC 7.25% 10/31/2029 (o)		950,000	977,459
Wayfair LLC 7.75% 9/15/2030 (o)		1,224,000	1,274,194
			3,913,431
Diversified Consumer Services - 0.0%
Sotheby's 8.25% 4/15/2031 (o)		1,040,000	1,023,836
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (o)		205,000	194,983
StoneMor Inc 8.5% 5/15/2029 (o)		1,216,000	1,192,646
TKC Holdings Inc 12% 2/15/2031 (o)		185,000	192,597
TKC Holdings Inc 8.5% 8/15/2030 (o)		565,000	577,735
			3,181,797
Hotels, Restaurants & Leisure - 0.2%
Acushnet Co 5.625% 12/1/2033 (o)		185,000	183,554
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (o)(v)		690,000	627,906
Carnival Corp Ltd 5.75% 8/1/2032 (o)		80,000	80,815
Carnival Corp Ltd 5.875% 6/15/2031 (o)		655,000	665,132
Carnival Corp Ltd 6.125% 2/15/2033 (o)		1,555,000	1,574,885
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (o)		1,195,000	1,165,902
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (o)		1,110,000	1,018,946
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (o)		185,000	184,156
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (o)		645,000	648,737
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (o)		345,000	348,055
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (o)		315,000	318,570
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (o)		50,000	50,845
Life Time Inc 6% 11/15/2031 (o)		190,000	192,752
Light & Wonder International Inc 6.25% 10/1/2033 (o)(v)		395,000	390,627
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (o)		902,000	764,669
McDonald's Corp 3.5% 5/21/2032 (p)	EUR	425,000	495,170
McDonald's Corp 3.5% 7/1/2027		353,000	350,564
NCL Corp Ltd 6.25% 9/15/2033 (o)		400,000	383,505
NCL Corp Ltd 6.75% 2/1/2032 (o)		365,000	361,697
Royal Caribbean Cruises Ltd 6% 2/1/2033 (o)		432,000	437,952
Viking Cruises Ltd 5.875% 10/15/2033 (o)		1,685,000	1,688,373
			11,932,812
Household Durables - 0.1%
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (o)		195,000	191,173
Century Communities Inc 6.625% 9/15/2033 (o)(v)		355,000	352,032
Dream Finders Homes Inc 6.875% 9/15/2030 (o)		435,000	429,327
LGI Homes Inc 7% 11/15/2032 (o)		1,555,000	1,500,090
Risewell Homes Inc 8.5% 11/1/2030 (o)		390,000	393,772
Whirlpool Corp 5.75% 3/1/2034 (v)		120,000	99,387
Whirlpool Corp 6.5% 6/15/2033		1,610,000	1,461,216
			4,426,997
Specialty Retail - 0.1%
Advance Auto Parts Inc 3.5% 3/15/2032 (v)		225,000	197,345
Advance Auto Parts Inc 3.9% 4/15/2030		205,000	191,432
Advance Auto Parts Inc 7% 8/1/2030 (o)(v)		375,000	385,306
Advance Auto Parts Inc 7.375% 8/1/2033 (o)(v)		920,000	957,039
AutoNation Inc 4.75% 6/1/2030		156,000	155,358
AutoZone Inc 4% 4/15/2030		1,110,000	1,084,743
Carvana Co 9% 6/1/2030 pay-in-kind (c)(o)		681,250	706,560
Champions Financing Inc 8.75% 2/15/2029 (o)(v)		828,000	800,283
LBM Acquisition LLC 6.25% 1/15/2029 (o)		625,000	385,018
Lowe's Cos Inc 3.35% 4/1/2027		149,000	148,086
Lowe's Cos Inc 3.75% 4/1/2032		459,000	435,136
Michaels Cos Inc/The 11% 3/15/2034 (o)		635,000	600,383
Michaels Cos Inc/The 8.5% 3/15/2033 (o)		620,000	605,302
O'Reilly Automotive Inc 4.2% 4/1/2030		246,000	242,343
Staples Inc 10.75% 9/1/2029 (o)		700,000	665,967
Staples Inc 12.75% 1/15/2030 (o)		578,275	442,636
			8,002,937
TOTAL CONSUMER DISCRETIONARY			39,782,070
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (o)		445,000	428,694
Albertsons Cos Inc 5.625% 3/31/2032 (o)		380,000	371,001
C&S Group Enterprises LLC 5% 12/15/2028 (o)		400,000	376,409
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7.125% 4/30/2033 (o)		140,000	141,869
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (o)		700,000	731,078
Kroger Co/The 5% 9/15/2034		2,680,000	2,653,426
Mars Inc 4.8% 3/1/2030 (o)		4,050,000	4,079,018
Mars Inc 5% 3/1/2032 (o)		3,041,000	3,072,873
Performance Food Group Inc 5.625% 3/1/2034 (o)		440,000	429,964
Performance Food Group Inc 6.125% 9/15/2032 (o)		185,000	187,036
Sysco Corp 5.95% 4/1/2030		471,000	489,352
Sysco Corp 6.6% 4/1/2050		710,000	756,748
US Foods Inc 5.75% 4/15/2033 (o)		220,000	219,686
US Foods Inc 7.25% 1/15/2032 (o)(v)		180,000	187,060
			14,124,214
Food Products - 0.0%
B&G Foods Inc 5.25% 9/15/2027		7,000	6,806
J&F Luxembourg Finance SARL 8% 4/23/2033 (o)		200,000	197,024
Lamb Weston Holdings Inc 4.375% 1/31/2032 (o)(v)		1,215,000	1,136,814
Post Holdings Inc 6.25% 10/15/2034 (o)		255,000	252,719
Post Holdings Inc 6.375% 3/1/2033 (o)		535,000	533,458
Post Holdings Inc 6.5% 3/15/2036 (o)		185,000	183,544
			2,310,365
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (o)		180,000	180,964
Tobacco - 0.0%
Philip Morris International Inc 3.25% 6/6/2032	EUR	900,000	1,034,720
TOTAL CONSUMER STAPLES			17,650,263
Energy - 2.0%
Energy Equipment & Services - 0.0%
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (o)		750,000	750,288
Kodiak Gas Services LLC 6.5% 10/1/2033 (o)		250,000	254,422
Kodiak Gas Services LLC 6.75% 10/1/2035 (o)		285,000	292,907
Star Holding LLC 8.75% 8/1/2031 (o)		270,000	274,534
Transocean International Ltd 7.875% 10/15/2032 (o)		100,000	106,692
Transocean International Ltd 8.25% 5/15/2029 (o)		710,000	737,366
Transocean International Ltd 8.5% 5/15/2031 (o)		835,000	882,006
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (o)		365,000	366,388
WBI Operating LLC 6.5% 10/15/2033 (o)		190,000	192,424
			3,857,027
Oil, Gas & Consumable Fuels - 2.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (o)		180,000	178,109
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 7/1/2034 (o)		560,000	553,275
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (o)		210,000	215,188
California Resources Corp 7% 1/15/2034 (o)		410,000	413,309
California Resources Corp 8.25% 6/15/2029 (o)		663,000	691,721
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 2/15/2031 (o)		340,000	359,979
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (o)		711,000	726,976
Cheniere Energy Inc 5.2% 7/30/2036 (o)		951,000	936,871
Cheniere Energy Inc 6% 7/30/2056 (o)		950,000	948,469
Cheniere Energy Partners LP 5.35% 11/30/2036 (e)(o)		2,272,000	2,272,182
CNX Midstream Partners LP 4.75% 4/15/2030 (o)		955,000	921,999
CNX Resources Corp 5.875% 3/1/2034 (o)		405,000	398,678
CNX Resources Corp 7.25% 3/1/2032 (o)		235,000	242,882
Columbia Pipeline Group Inc 5.8% 6/1/2045		10,000	9,935
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (o)		290,000	302,128
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (o)		5,781,000	6,106,731
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (o)		233,000	248,341
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (o)		420,000	447,079
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (o)		252,000	274,685
Comstock Resources Inc 5.875% 1/15/2030 (o)		530,000	500,913
Comstock Resources Inc 6.75% 3/1/2029 (o)		425,000	417,579
CVR Energy Inc 7.5% 2/15/2031 (o)		380,000	384,270
CVR Energy Inc 7.875% 2/15/2034 (o)		190,000	190,629
DBR Land Holdings LLC 6.25% 12/1/2030 (o)		185,000	187,877
DCP Midstream Operating LP 5.125% 5/15/2029		659,000	668,496
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (o)		30,000	30,976
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (o)		162,000	168,651
Energy Transfer LP 3.75% 5/15/2030		481,000	464,711
Energy Transfer LP 4.95% 6/15/2028		494,000	497,957
Energy Transfer LP 5% 5/15/2050		839,000	714,477
Energy Transfer LP 5.25% 4/15/2029		350,000	356,123
Energy Transfer LP 5.75% 2/15/2033		4,000,000	4,164,470
Energy Transfer LP 5.8% 6/15/2038		275,000	280,727
Energy Transfer LP 6.5% 2/15/2056 (c)		189,000	190,559
Energy Transfer LP 6.55% 12/1/2033		14,000,000	15,218,614
Energy Transfer LP 6.75% 2/15/2056 (c)		39,000	39,733
Energy Transfer LP 7.375% 2/1/2031 (o)		185,000	191,719
Exxon Mobil Corp 3.482% 3/19/2030		3,150,000	3,057,001
Genesis Energy LP / Genesis Energy Finance Corp 6.75% 3/15/2034		190,000	190,733
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		560,000	587,369
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		250,000	252,465
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (o)(v)		160,000	162,677
Harvest Midstream I LP 6.75% 5/15/2034 (o)		455,000	467,135
Harvest Midstream I LP 7.5% 5/15/2032 (o)		385,000	400,028
Hess Corp 5.8% 4/1/2047		874,000	893,441
Hess Corp 7.125% 3/15/2033		201,000	227,994
Hess Corp 7.3% 8/15/2031		2,102,000	2,358,950
Hess Midstream Operations LP 5.125% 6/15/2028 (o)		540,000	539,022
Hess Midstream Operations LP 5.875% 3/1/2028 (o)		370,000	373,708
Hess Midstream Operations LP 6.5% 6/1/2029 (o)		490,000	502,554
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (o)		195,000	197,294
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (o)		355,000	366,951
Kinder Morgan Energy Partners LP 6.55% 9/15/2040		1,365,000	1,469,331
Kinder Morgan Inc 5.55% 6/1/2045		415,000	401,325
Kinetik Holdings LP 5.875% 6/15/2030 (o)		465,000	467,329
Kinetik Holdings LP 6.625% 12/15/2028 (o)		480,000	490,156
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (o)		585,000	595,190
MPLX LP 4.8% 2/15/2029		175,000	176,034
MPLX LP 4.95% 9/1/2032		5,199,000	5,182,646
MPLX LP 5% 3/1/2033		2,000,000	1,996,373
MPLX LP 5.5% 2/15/2049		525,000	484,037
Occidental Petroleum Corp 6.2% 3/15/2040		700,000	735,466
Occidental Petroleum Corp 6.45% 9/15/2036		3,600,000	3,909,442
Occidental Petroleum Corp 6.6% 3/15/2046		807,000	865,229
Occidental Petroleum Corp 6.625% 9/1/2030		5,689,000	6,067,040
Occidental Petroleum Corp 7.5% 5/1/2031		5,927,000	6,607,900
Occidental Petroleum Corp 7.875% 9/15/2031		4,000,000	4,554,472
ONEOK Inc 4.25% 9/24/2027		1,249,000	1,246,260
ONEOK Inc 4.4% 10/15/2029		1,306,000	1,297,188
ONEOK Inc 4.75% 10/15/2031		2,540,000	2,524,846
Ovintiv Inc 5.15% 11/15/2041		1,916,000	1,653,666
Ovintiv Inc 6.625% 8/15/2037		350,000	376,252
Ovintiv Inc 7.375% 11/1/2031		435,000	483,121
Ovintiv Inc 8.125% 9/15/2030		1,083,000	1,214,932
Par Petroleum LLC 7.375% 6/1/2034 (o)		435,000	445,228
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		466,000	466,178
PBF Holding Co LLC / PBF Finance Corp 7.25% 6/1/2034 (o)		585,000	582,386
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (o)		660,000	675,901
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (o)		570,000	609,400
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		4,767,000	4,604,344
Prairie Acquiror LP 9% 8/1/2029 (o)		320,000	333,552
Rockies Express Pipeline LLC 4.8% 5/15/2030 (o)		490,000	480,116
Rockies Express Pipeline LLC 4.95% 7/15/2029 (o)		230,000	227,899
Rockies Express Pipeline LLC 6.75% 3/15/2033 (o)(v)		450,000	467,913
Rockies Express Pipeline LLC 6.875% 4/15/2040 (o)		110,000	112,489
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		1,622,000	1,611,739
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		160,000	156,800
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		150,000	150,359
Sunoco LP 4.625% 5/1/2030 (o)		300,000	291,090
Sunoco LP 5.375% 7/15/2031 (o)		380,000	378,149
Sunoco LP 5.625% 7/15/2034 (o)		380,000	374,271
Sunoco LP 5.875% 3/15/2034 (o)		165,000	164,014
Sunoco LP 6.25% 7/1/2033 (o)		405,000	411,857
Sunoco LP 6.625% 8/15/2032 (o)		1,180,000	1,204,787
Sunoco LP 7% 5/1/2029 (o)		60,000	61,941
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (o)		320,000	319,970
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (o)		1,860,000	1,871,500
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (o)		175,000	178,811
Targa Resources Corp 4.35% 1/15/2029		1,656,000	1,649,478
Targa Resources Corp 4.35% 4/15/2031		1,951,000	1,911,157
Targa Resources Corp 4.9% 9/15/2030		2,167,000	2,181,387
Targa Resources Corp 5.65% 2/15/2036		5,217,000	5,327,274
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		207,000	196,545
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (o)		385,000	395,456
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (o)		645,000	674,351
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (o)(v)		235,000	245,250
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (o)		720,000	763,652
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (o)		370,000	408,329
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (o)		380,000	426,500
Western Gas Partners LP 4.05% 2/1/2030 (n)		11,000,000	10,696,832
Western Gas Partners LP 4.5% 3/1/2028		200,000	199,759
Western Gas Partners LP 4.75% 8/15/2028		168,000	168,172
Williams Cos Inc/The 3.5% 11/15/2030		1,727,000	1,643,556
Williams Cos Inc/The 4.65% 8/15/2032		3,526,000	3,486,908
Williams Cos Inc/The 5.65% 3/15/2033		4,000,000	4,135,154
Williams Cos Inc/The 5.75% 6/24/2044		35,000	34,664
			145,017,693
TOTAL ENERGY			148,874,720
Financials - 7.0%
Banks - 3.9%
Bank of America Corp 2.299% 7/21/2032 (c)		1,880,000	1,663,557
Bank of America Corp 2.592% 4/29/2031 (c)		10,000,000	9,250,016
Bank of America Corp 3.705% 4/24/2028 (c)		528,000	524,913
Bank of America Corp 4.376% 4/27/2028 (c)		10,000,000	9,996,695
Bank of America Corp 4.571% 4/27/2033 (c)		6,000,000	5,894,234
Bank of America Corp 5.015% 7/22/2033 (c)		19,317,000	19,419,395
Bank of America Corp 5.288% 4/25/2034 (c)		11,000,000	11,176,108
Bank of America Corp 5.872% 9/15/2034 (c)		9,000,000	9,433,787
Citigroup Inc 3.07% 2/24/2028 (c)		2,000,000	1,981,324
Citigroup Inc 4.296% 7/23/2036 (c)	EUR	200,000	234,131
Citigroup Inc 4.3% 11/20/2026		6,314,000	6,320,250
Citigroup Inc 4.412% 3/31/2031 (c)		9,221,000	9,118,919
Citigroup Inc 4.45% 9/29/2027		4,372,000	4,371,940
Citigroup Inc 4.91% 5/24/2033 (c)		20,224,000	20,143,991
Citigroup Inc 6.27% 11/17/2033 (c)		2,000,000	2,139,024
First-Citizens Bank & Trust Co 6.125% 3/9/2028		183,000	187,256
JPMorgan Chase & Co 2.956% 5/13/2031 (c)		880,000	823,239
JPMorgan Chase & Co 3.761% 3/21/2034 (c)(p)	EUR	251,000	294,842
JPMorgan Chase & Co 3.882% 7/24/2038 (c)		1,000,000	883,565
JPMorgan Chase & Co 4.452% 12/5/2029 (c)		5,500,000	5,481,755
JPMorgan Chase & Co 4.493% 3/24/2031 (c)		11,000,000	10,946,857
JPMorgan Chase & Co 4.586% 4/26/2033 (c)		10,682,000	10,533,481
JPMorgan Chase & Co 4.898% 1/22/2037 (c)		1,528,000	1,488,999
JPMorgan Chase & Co 4.912% 7/25/2033 (c)		16,234,000	16,264,990
JPMorgan Chase & Co 5.103% 4/22/2031 (c)		4,288,000	4,359,266
JPMorgan Chase & Co 5.299% 7/24/2029 (c)		6,500,000	6,597,767
JPMorgan Chase & Co 5.336% 1/23/2035 (c)		5,000,000	5,075,047
JPMorgan Chase & Co 5.35% 6/1/2034 (c)		14,000,000	14,283,261
JPMorgan Chase & Co 5.572% 4/22/2036 (c)		5,093,000	5,241,095
JPMorgan Chase & Co 5.581% 4/22/2030 (c)		15,000,000	15,382,849
JPMorgan Chase & Co 5.717% 9/14/2033 (c)		1,529,000	1,580,644
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (c)		7,590,000	7,567,807
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (c)		7,586,000	7,470,649
Synchrony Bank 5.625% 8/23/2027		1,253,000	1,266,358
Wells Fargo & Co 2.879% 10/30/2030 (c)		5,000,000	4,719,906
Wells Fargo & Co 3.526% 3/24/2028 (c)		2,047,000	2,032,843
Wells Fargo & Co 4.478% 4/4/2031 (c)		15,026,000	14,901,113
Wells Fargo & Co 4.897% 7/25/2033 (c)		15,711,000	15,642,224
Wells Fargo & Co 5.15% 4/23/2031 (c)		5,839,000	5,925,763
Wells Fargo & Co 5.389% 4/24/2034 (c)		7,133,000	7,262,383
Wells Fargo & Co 5.499% 1/23/2035 (c)		686,000	700,619
Wells Fargo & Co 5.557% 7/25/2034 (c)		2,000,000	2,057,459
Wells Fargo & Co 5.574% 7/25/2029 (c)		6,500,000	6,627,912
Wells Fargo & Co 5.605% 4/23/2036 (c)		5,157,000	5,290,609
Wells Fargo & Co 6.303% 10/23/2029 (c)		2,000,000	2,076,843
Western Alliance Bancorp 3% 6/15/2031 (c)		105,000	101,714
			294,737,399
Capital Markets - 1.9%
Athene Global Funding 5.339% 1/15/2027 (o)		4,562,000	4,581,823
Athene Global Funding 5.583% 1/9/2029 (o)		12,293,000	12,468,748
Athene Global Funding U.S. SOFR Index + 0.95%, 4.5799% 4/19/2027 (b)(c)(o)		7,660,000	7,674,292
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (c)		23,922,000	21,152,545
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (c)		13,272,000	12,034,274
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (c)		4,660,000	4,627,663
Goldman Sachs Group Inc/The 3.8% 3/15/2030		3,630,000	3,521,978
Goldman Sachs Group Inc/The 3.814% 4/23/2029 (c)		6,025,000	5,939,034
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (c)		2,500,000	2,481,876
Goldman Sachs Group Inc/The 6.75% 10/1/2037		278,000	304,007
Hightower Holding LLC 9.125% 1/31/2030 (o)		320,000	329,516
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (o)		740,000	741,855
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (o)		820,000	843,281
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (o)		729,000	704,616
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (o)(v)		360,000	354,971
Moody's Corp 3.25% 1/15/2028		10,000	9,845
Morgan Stanley 2.699% 1/22/2031 (c)		12,000,000	11,171,172
Morgan Stanley 3.622% 4/1/2031 (c)		2,099,000	2,015,162
Morgan Stanley 3.955% 3/21/2035 (c)	EUR	270,000	317,946
Morgan Stanley 4.099% 5/22/2036 (c)	EUR	400,000	472,451
Morgan Stanley 4.431% 1/23/2030 (c)		2,242,000	2,229,359
Morgan Stanley 4.809% 4/16/2032 (c)		1,829,000	1,821,224
Morgan Stanley 4.889% 7/20/2033 (c)		14,947,000	14,893,594
Morgan Stanley 5.164% 4/20/2029 (c)		6,000,000	6,061,792
Morgan Stanley 5.192% 4/17/2031 (c)		3,887,000	3,944,441
Morgan Stanley 5.424% 7/21/2034 (c)		7,000,000	7,134,488
Morgan Stanley 5.449% 7/20/2029 (c)		1,318,000	1,341,218
Morgan Stanley 5.664% 4/17/2036 (c)		3,082,000	3,171,882
Morgan Stanley 5.831% 4/19/2035 (c)		6,000,000	6,242,238
MSCI Inc 5.15% 3/15/2036		1,323,000	1,286,203
MSCI Inc 5.25% 9/1/2035		4,879,000	4,806,970
			144,680,464
Consumer Finance - 0.6%
Ally Financial Inc 4.75% 6/9/2027		2,500,000	2,508,190
Ally Financial Inc 6.646% 1/17/2040 (c)		956,000	947,212
Ally Financial Inc 7.1% 11/15/2027		2,060,000	2,128,476
Capital One Financial Corp 3.273% 3/1/2030 (c)		1,358,000	1,308,999
Capital One Financial Corp 3.65% 5/11/2027		2,746,000	2,730,512
Capital One Financial Corp 4.1% 2/9/2027		284,000	283,820
Capital One Financial Corp 4.927% 5/10/2028 (c)		2,786,000	2,797,557
Capital One Financial Corp 5.247% 7/26/2030 (c)		2,210,000	2,242,333
Capital One Financial Corp 6.312% 6/8/2029 (c)		5,000,000	5,158,873
Capital One Financial Corp 7.624% 10/30/2031 (c)		7,238,000	7,974,653
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	352,000	419,509
Ford Motor Credit Co LLC 4.97% 4/6/2029		1,306,000	1,297,659
Ford Motor Credit Co LLC 5.875% 11/7/2029		200,000	203,118
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	140,000	191,566
Ford Motor Credit Co LLC 6.8% 5/12/2028		2,000,000	2,061,968
Ford Motor Credit Co LLC 7.122% 11/7/2033		4,000,000	4,288,672
LFS Topco LLC 8.75% 7/15/2030 (o)(v)		585,000	582,376
Navient Corp 4.875% 3/15/2028 (v)		240,000	235,216
Navient Corp 5% 3/15/2027 (v)		549,000	545,735
Navient Corp 5.5% 3/15/2029		195,000	187,212
Navient Corp 5.625% 8/1/2033 (v)		400,000	325,588
Navient Corp 7.875% 6/15/2032 (v)		435,000	404,630
Navient Corp 9.375% 10/15/2031		195,000	194,059
OneMain Finance Corp 6.125% 5/15/2030		194,000	193,216
OneMain Finance Corp 6.5% 3/15/2033		180,000	175,785
OneMain Finance Corp 6.75% 3/15/2032 (v)		185,000	183,964
OneMain Finance Corp 6.75% 9/15/2033		75,000	73,486
OneMain Finance Corp 7.125% 11/15/2031 (v)		850,000	860,673
OneMain Finance Corp 7.125% 9/15/2032		375,000	377,900
OneMain Finance Corp 7.5% 5/15/2031		235,000	242,263
SLM Corp 6.495% 5/15/2032 (c)		465,000	465,400
SLM Corp 6.5% 1/31/2030		335,000	339,331
Stellantis Financial Services US Corp 5.4% 9/15/2030 (o)		597,000	590,010
Synchrony Financial 3.95% 12/1/2027		2,458,000	2,434,060
			44,954,021
Financial Services - 0.3%
Block Inc 5.625% 8/15/2030 (o)		330,000	331,358
Block Inc 6% 8/15/2033 (o)		260,000	260,065
Block Inc 6.5% 5/15/2032		1,685,000	1,716,988
Burford Capital Global Finance LLC 7.5% 7/15/2033 (o)(v)		560,000	478,800
Corebridge Financial Inc 3.65% 4/5/2027		1,551,000	1,543,138
Corebridge Financial Inc 3.85% 4/5/2029		623,000	608,923
Corebridge Financial Inc 3.9% 4/5/2032		9,241,000	8,696,817
Corebridge Financial Inc 4.35% 4/5/2042		169,000	142,401
Equitable Holdings Inc 4.572% 2/15/2029 (o)		2,265,000	2,243,163
HA Sustainable Infrastructure Capital Inc 6% 3/15/2036		621,000	614,060
HA Sustainable Infrastructure Capital Inc 7.125% 11/15/2056 (c)		383,000	387,050
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (c)		554,000	591,428
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (o)		265,000	265,285
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		2,286,000	2,261,223
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		120,000	114,168
Jackson Financial Inc 3.125% 11/23/2031		2,194,000	1,973,130
Jackson Financial Inc 5.17% 6/8/2027		682,000	685,440
Jackson Financial Inc 5.67% 6/8/2032		734,000	742,428
Pine Street Trust II 5.568% 2/15/2049 (o)		1,000,000	929,295
Walker & Dunlop Inc 6.625% 4/1/2033 (o)		365,000	368,980
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (o)		620,000	654,109
			25,608,249
Insurance - 0.3%
American International Group Inc 5.125% 3/27/2033		1,500,000	1,516,936
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (o)		620,000	622,325
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (o)		1,090,000	1,136,639
Asurion LLC/ Asurion Co-Issuer Inc 8.375% 2/1/2034 (o)		875,000	855,178
Five Corners Funding Trust II 2.85% 5/15/2030 (o)		6,287,000	5,855,347
Grand River Funding Trust I 6.311% 2/15/2036 (o)		5,162,000	5,168,513
Liberty Mutual Group Inc 4.569% 2/1/2029 (o)		2,000,000	1,995,824
Liberty Mutual Group Inc 5.25% 5/1/2036 (o)		2,975,000	2,939,316
Marsh & McLennan Cos Inc 4.375% 3/15/2029		678,000	677,466
Pacific LifeCorp 5.125% 1/30/2043 (o)		950,000	884,981
Unum Group 4% 6/15/2029		852,000	836,936
			22,489,461
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (o)		370,000	369,530
Rithm Capital Corp 8% 4/1/2029 (o)		200,000	200,548
Rithm Capital Corp 8% 7/15/2030 (o)(v)		420,000	416,876
Rithm Capital Corp 8.5% 6/1/2031 (o)		155,000	154,722
Starwood Property Trust Inc 3.625% 7/15/2026 (o)(v)		65,000	64,862
Starwood Property Trust Inc 5.25% 10/15/2028 (o)		185,000	184,519
Starwood Property Trust Inc 5.75% 1/15/2031 (o)		295,000	294,934
Starwood Property Trust Inc 6% 4/15/2030 (o)		1,290,000	1,301,159
Starwood Property Trust Inc 6.125% 6/1/2031 (o)		130,000	131,439
Starwood Property Trust Inc 6.5% 10/15/2030 (o)		35,000	35,868
Starwood Property Trust Inc 6.5% 7/1/2030 (o)		380,000	388,969
			3,543,426
TOTAL FINANCIALS			536,013,020
Health Care - 1.2%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (o)		1,335,000	1,213,736
Health Care Equipment & Supplies - 0.0%
DENTSPLY SIRONA Inc 8.375% 9/12/2055 (c)		56,000	56,448
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (o)		857,000	879,574
			936,022
Health Care Providers & Services - 1.2%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (o)(v)		575,000	589,851
Accendra Health Inc 6.625% 4/1/2030 (o)		1,485,000	896,121
Centene Corp 2.45% 7/15/2028		1,670,000	1,583,158
Centene Corp 2.625% 8/1/2031		4,800,000	4,168,077
Centene Corp 3% 10/15/2030		3,000,000	2,703,626
Centene Corp 3.375% 2/15/2030		4,230,000	3,930,783
Centene Corp 4.25% 12/15/2027		476,000	474,543
Centene Corp 4.625% 12/15/2029		4,460,000	4,343,896
CHS/Community Health Systems Inc 4.75% 2/15/2031 (o)		937,000	861,527
CHS/Community Health Systems Inc 5.25% 5/15/2030 (o)		1,165,000	1,097,835
CHS/Community Health Systems Inc 6.125% 4/1/2030 (o)		740,000	672,953
CHS/Community Health Systems Inc 9.75% 1/15/2034 (o)		350,000	367,121
Cigna Group/The 3.05% 10/15/2027		500,000	491,191
Cigna Group/The 4.8% 8/15/2038		550,000	521,421
CVS Health Corp 3% 8/15/2026		125,000	124,688
CVS Health Corp 3.625% 4/1/2027		375,000	373,173
CVS Health Corp 4.78% 3/25/2038		2,092,000	1,953,504
CVS Health Corp 5% 1/30/2029		801,000	810,289
CVS Health Corp 5.125% 2/21/2030		4,000,000	4,057,998
CVS Health Corp 5.25% 1/30/2031		5,329,000	5,437,997
CVS Health Corp 5.55% 6/1/2031		6,000,000	6,185,548
CVS Health Corp 6.75% 12/10/2054 (c)(v)		1,124,000	1,171,916
CVS Health Corp 7% 3/10/2055 (c)		750,000	781,436
DaVita Inc 4.625% 6/1/2030 (o)		290,000	281,788
DaVita Inc 6.75% 7/15/2033 (o)		470,000	485,714
DaVita Inc 6.875% 9/1/2032 (o)(v)		1,180,000	1,221,953
Global Medical Response Inc 7.375% 10/1/2032 (o)		179,000	185,986
HCA Inc 3.5% 9/1/2030		8,709,000	8,275,240
HCA Inc 3.625% 3/15/2032		195,000	181,455
HCA Inc 5.45% 9/15/2034		7,000,000	7,068,758
HCA Inc 5.5% 6/1/2033		2,000,000	2,042,705
HCA Inc 5.625% 9/1/2028		1,054,000	1,073,589
HCA Inc 5.875% 2/1/2029		981,000	1,007,066
Humana Inc 5.375% 4/15/2031		5,071,000	5,150,491
Humana Inc 6.625% 9/15/2056 (c)		1,419,000	1,406,517
LifePoint Health Inc 10% 6/1/2032 (o)		370,000	378,817
Molina Healthcare Inc 6.25% 1/15/2033 (o)(v)		1,245,000	1,244,890
Molina Healthcare Inc 6.5% 2/15/2031 (o)		515,000	522,232
National Mentor Holdings Inc 10.5% 12/15/2030 (o)		500,000	526,339
Pediatrix Medical Group Inc 5.375% 2/15/2030 (o)		365,000	361,211
Sabra Health Care LP 3.2% 12/1/2031		9,971,000	9,056,286
Surgery Center Holdings Inc 7.25% 4/15/2032 (o)		365,000	365,854
TEAM Services Holding Inc 9% 2/15/2033 (o)(v)		770,000	775,814
Tenet Healthcare Corp 5.125% 11/1/2027		1,555,000	1,556,389
Tenet Healthcare Corp 5.5% 11/15/2032 (o)		555,000	552,756
Tenet Healthcare Corp 6% 11/15/2033 (o)		300,000	302,927
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		319,000	320,490
US Acute Care Solutions LLC 9.75% 5/15/2029 (o)		1,000,000	958,009
			88,901,928
Health Care Technology - 0.0%
IQVIA Inc 6.25% 6/1/2032 (o)		755,000	771,308
Pharmaceuticals - 0.0%
1261229 BC Ltd 10% 4/15/2032 (o)		1,936,000	1,982,111
Elanco Animal Health Inc 6.65% 8/28/2028 (c)		194,000	199,055
Mylan Inc 4.55% 4/15/2028		450,000	447,945
Utah Acquisition Sub Inc 3.95% 6/15/2026		826,000	825,881
			3,454,992
TOTAL HEALTH CARE			95,277,986
Industrials - 1.0%
Aerospace & Defense - 0.5%
Axon Enterprise Inc 6.125% 3/15/2030 (o)		375,000	382,228
Axon Enterprise Inc 6.25% 3/15/2033 (o)		425,000	435,647
Boeing Co 3.5% 3/1/2039		3,000,000	2,442,287
Boeing Co 5.15% 5/1/2030		6,303,000	6,403,149
Boeing Co 5.705% 5/1/2040		720,000	734,034
Boeing Co 5.805% 5/1/2050		1,130,000	1,118,685
Boeing Co 5.93% 5/1/2060		720,000	712,642
Boeing Co 6.259% 5/1/2027		766,000	778,246
Boeing Co 6.298% 5/1/2029		983,000	1,028,384
Boeing Co 6.388% 5/1/2031		5,744,000	6,127,631
Boeing Co 6.528% 5/1/2034		4,796,000	5,235,612
Boeing Co 6.858% 5/1/2054		1,199,000	1,352,674
Boeing Co 7.008% 5/1/2064		1,132,000	1,293,587
BWX Technologies Inc 4.125% 6/30/2028 (o)		380,000	373,013
Carpenter Technology Corp 5.625% 3/1/2034 (o)		505,000	501,722
TransDigm Inc 6% 1/15/2033 (o)		2,261,000	2,286,850
TransDigm Inc 6.125% 7/31/2034 (o)(v)		520,000	517,850
TransDigm Inc 6.25% 1/31/2034 (o)(v)		130,000	133,056
TransDigm Inc 6.375% 5/31/2033 (o)		185,000	186,776
TransDigm Inc 6.75% 1/31/2034 (o)		600,000	614,910
			32,658,983
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (o)		395,000	407,036
Building Products - 0.1%
Ameritex Holdco Intermediate LLC 7.625% 8/15/2033 (o)		345,000	359,235
Builders FirstSource Inc 4.25% 2/1/2032 (o)		705,000	648,626
Builders FirstSource Inc 6.75% 5/15/2035 (o)		840,000	848,367
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (o)		265,000	161,514
Carrier Global Corp 5.9% 3/15/2034		223,000	235,333
Cornerstone Building Brands Inc 9.5% 8/15/2029 (o)		165,000	99,932
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (o)		470,000	480,506
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (o)		735,000	759,460
JH North America Holdings Inc 6.125% 7/31/2032 (o)		110,000	110,259
Standard Building Solutions Inc 5.875% 3/15/2034 (o)		370,000	360,751
Standard Building Solutions Inc 6.25% 8/1/2033 (o)		730,000	731,105
Standard Building Solutions Inc 6.5% 8/15/2032 (o)		315,000	319,709
			5,114,797
Commercial Services & Supplies - 0.1%
ADT Security Corp/The 5.875% 10/15/2033 (o)		370,000	361,597
Artera Services LLC 8.5% 2/15/2031 (o)		2,450,000	2,237,361
Brand Industrial Services Inc 10.375% 8/1/2030 (o)		335,000	296,076
CoreCivic Inc 4.75% 10/15/2027		1,480,000	1,471,631
CoreCivic Inc 8.25% 4/15/2029		175,000	182,429
GEO Group Inc/The 10.25% 4/15/2031		440,000	476,814
GEO Group Inc/The 8.625% 4/15/2029		750,000	782,061
GFL Environmental Holdings US Inc 5.5% 2/1/2034 (o)		190,000	185,569
GFL Environmental Inc 3.5% 9/1/2028 (o)		265,000	257,893
GFL Environmental Inc 6.75% 1/15/2031 (o)		960,000	991,228
Neptune Bidco US Inc 9.5% 2/15/2033 (o)		465,000	475,673
OT Midco Inc 10% 2/15/2030 (o)		570,000	219,775
Reworld Holding Corp 4.875% 12/1/2029 (o)		195,000	185,007
Williams Scotsman Inc 6.625% 4/15/2030 (o)(v)		230,000	236,584
Williams Scotsman Inc 6.625% 6/15/2029 (o)		315,000	322,931
			8,682,629
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (o)		700,000	701,086
Amsted Industries Inc 6.375% 3/15/2033 (o)		190,000	193,135
Granite Construction Inc 6.375% 6/15/2034 (e)(o)		260,000	265,333
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (o)		820,000	822,163
			1,981,717
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (o)		31,000	30,243
WESCO Distribution Inc 5.25% 4/15/2031 (o)		380,000	376,395
WESCO Distribution Inc 5.5% 4/15/2034 (o)		570,000	565,855
WESCO Distribution Inc 6.375% 3/15/2033 (o)(v)		180,000	184,954
			1,157,447
Ground Transportation - 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8% 2/15/2031 (o)		115,000	115,805
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (o)		285,000	291,018
Genesee & Wyoming Inc 6.25% 4/15/2032 (o)		395,000	400,951
Uber Technologies Inc 4.15% 1/15/2031		2,993,000	2,927,385
Uber Technologies Inc 4.8% 9/15/2035		2,361,000	2,298,931
			6,034,090
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.25% 2/1/2027 (o)		405,000	401,598
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (o)		265,000	274,458
			676,056
Machinery - 0.0%
Allison Transmission Inc 5.875% 12/1/2033 (o)		380,000	381,064
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (c)(o)		727,293	804,274
Columbus McKinnon Corp/NY 7.125% 2/1/2033 (o)(v)		380,000	385,092
Enpro Inc 6.125% 6/1/2033 (o)		186,000	189,366
			1,759,796
Passenger Airlines - 0.0%
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (o)		618,000	568,462
United Airlines Holdings Inc 4.875% 3/1/2029		570,000	562,458
United Airlines Holdings Inc 5.375% 3/1/2031		380,000	375,826
			1,506,746
Professional Services - 0.0%
CACI International Inc 6.375% 6/15/2033 (o)		550,000	562,497
Paychex Inc 5.1% 4/15/2030		525,000	531,018
Paychex Inc 5.35% 4/15/2032		731,000	740,543
Paychex Inc 5.6% 4/15/2035		571,000	576,771
Verisk Analytics Inc 4.45% 3/15/2031		881,000	866,516
			3,277,345
Trading Companies & Distributors - 0.2%
FTAI Aviation Investors LLC 7% 6/15/2032 (o)		220,000	227,296
FTAI Aviation Investors LLC 7.875% 12/1/2030 (o)		245,000	257,003
Herc Holdings Inc 5.75% 3/15/2031 (o)		245,000	244,974
Herc Holdings Inc 6% 3/15/2034 (o)		225,000	223,589
Herc Holdings Inc 7% 6/15/2030 (o)		655,000	680,593
Herc Holdings Inc 7.25% 6/15/2033 (o)		445,000	464,196
QXO Building Products Inc 6.75% 4/30/2032 (o)(v)		1,155,000	1,176,893
Sumisho Air Lease Corp 4.4% 3/24/2028 (o)		2,500,000	2,487,485
Sumisho Air Lease Corp 4.5% 3/24/2029 (o)		2,475,000	2,459,947
Sumisho Air Lease Corp 4.85% 3/24/2031 (o)		3,104,000	3,075,593
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (o)		175,000	183,346
United Rentals North America Inc 5.375% 11/15/2033 (o)		1,475,000	1,456,553
			12,937,468
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (o)		175,000	181,099
TOTAL INDUSTRIALS			76,375,209
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Technologies Holding GmbH 3.625% 3/30/2031	EUR	270,000	318,223
Coherent Corp 5% 12/15/2029 (o)		285,000	282,093
Dell International LLC / EMC Corp 4.15% 2/15/2029		3,072,000	3,048,769
Dell International LLC / EMC Corp 4.5% 2/15/2031		6,078,000	6,025,035
Dell International LLC / EMC Corp 4.75% 10/6/2032		7,051,000	7,002,970
Dell International LLC / EMC Corp 5.1% 2/15/2036		7,420,000	7,390,013
Dell International LLC / EMC Corp 6.2% 7/15/2030		418,000	441,018
Sensata Technologies Inc 3.75% 2/15/2031 (o)		635,000	595,552
Sensata Technologies Inc 6.625% 7/15/2032 (o)(v)		370,000	383,198
			25,486,871
IT Services - 0.1%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (o)		1,292,000	1,288,496
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (o)(v)		470,000	469,460
CoreWeave Inc 9% 2/1/2031 (o)(v)		2,034,000	2,062,313
CoreWeave Inc 9.25% 6/1/2030 (o)		595,000	607,035
CoreWeave Inc 9.75% 10/1/2031 (o)		1,000,000	1,031,474
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (o)		200,000	188,222
			5,647,000
Semiconductors & Semiconductor Equipment - 0.3%
Amkor Technology Inc 5.875% 10/1/2033 (o)(v)		180,000	180,826
Broadcom Inc 1.95% 2/15/2028		351,000	337,921
Broadcom Inc 2.45% 2/15/2031		8,421,000	7,647,813
Broadcom Inc 2.6% 2/15/2033		17,032,000	14,844,960
Broadcom Inc 3.187% 11/15/2036 (o)		813,000	680,113
Broadcom Inc 3.419% 4/15/2033		269,000	245,818
Entegris Inc 3.625% 5/1/2029 (o)(v)		1,475,000	1,408,971
Entegris Inc 4.375% 4/15/2028 (o)		55,000	54,231
Entegris Inc 4.75% 4/15/2029 (o)		80,000	79,474
Entegris Inc 5.95% 6/15/2030 (o)		185,000	186,909
ON Semiconductor Corp 3.875% 9/1/2028 (o)		270,000	263,427
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (c)		556,922	499,155
			26,429,618
Software - 0.3%
Cloud Software Group Inc 9% 9/30/2029 (o)		1,020,000	1,007,883
Fiserv Funding ULC 3.5% 6/15/2032	EUR	353,000	400,691
Oracle Corp 3.6% 4/1/2040		2,693,000	1,996,871
Oracle Corp 4.45% 9/26/2030		2,312,000	2,241,624
Oracle Corp 4.55% 2/4/2029		190,000	188,102
Oracle Corp 4.8% 9/26/2032		3,856,000	3,705,272
Oracle Corp 4.95% 2/4/2031 (v)		379,000	372,688
Oracle Corp 5.2% 9/26/2035		3,510,000	3,342,885
Oracle Corp 5.35% 5/4/2033		390,000	383,870
Oracle Corp 5.7% 2/4/2036		189,000	185,688
Oracle Corp 5.875% 9/26/2045		2,165,000	1,936,236
Oracle Corp 5.95% 9/26/2055		2,714,000	2,373,249
Oracle Corp 6.1% 9/26/2065		2,793,000	2,410,922
Oracle Corp 6.55% 2/4/2046		264,000	254,547
Oracle Corp 6.7% 2/4/2056		189,000	182,028
Oracle Corp 6.85% 2/4/2066		38,000	36,400
Oracle Corp U.S. SOFR Averages Index + 1.11%, 4.6986% 2/4/2029 (b)(c)		190,000	189,692
			21,208,648
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (o)		310,000	315,307
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (o)		70,000	71,334
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (o)		2,145,000	2,235,367
			2,622,008
TOTAL INFORMATION TECHNOLOGY			81,394,145
Materials - 0.4%
Chemicals - 0.3%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (c)(o)		883,570	706,856
Celanese US Holdings LLC 6.75% 4/15/2033 (v)		820,000	845,977
Celanese US Holdings LLC 7% 2/15/2031		395,000	409,390
Celanese US Holdings LLC 7.35% 11/15/2028 (c)		639,000	666,360
Celanese US Holdings LLC 7.375% 2/15/2034		1,180,000	1,232,447
Celanese US Holdings LLC 7.379% 7/15/2032 (c)(v)		6,365,000	6,689,495
Celanese US Holdings LLC 7.55% 11/15/2030 (c)(v)		1,333,000	1,417,884
Celanese US Holdings LLC 7.7% 11/15/2033 (c)(v)		857,000	920,340
Chemours Co/The 4.625% 11/15/2029 (o)(v)		940,000	902,114
Chemours Co/The 5.75% 11/15/2028 (o)		242,000	241,567
Chemours Co/The 7.875% 3/15/2034 (o)		510,000	517,315
Chemours Co/The 8% 1/15/2033 (o)		450,000	459,755
CompoSecure Holdings LLC 5.625% 2/1/2033 (o)(v)		750,000	728,055
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (o)		353,838	239,725
Mativ Holdings Inc 8% 10/1/2029 (o)		812,000	808,796
Methanex US Operations Inc 6.25% 3/15/2032 (o)(v)		735,000	756,868
Olin Corp 5% 2/1/2030		1,180,000	1,145,073
Olin Corp 6.625% 4/1/2033 (o)		705,000	699,827
Olympus Water US Holding Corp 6.75% 8/1/2032 (o)		300,000	292,897
Olympus Water US Holding Corp 7.25% 2/15/2033 (o)(v)		920,000	909,561
Perimeter Holdings LLC 6.25% 1/15/2034 (o)		375,000	373,210
Tronox Inc 4.625% 3/15/2029 (o)(v)		1,055,000	840,305
WR Grace Holdings LLC 5.625% 8/15/2029 (o)		1,210,000	1,158,838
WR Grace Holdings LLC 6.625% 8/15/2032 (o)		520,000	515,987
WR Grace Holdings LLC 7% 8/1/2033 (o)		255,000	252,952
WR Grace Holdings LLC 7.375% 3/1/2031 (o)		65,000	65,386
			23,796,980
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (o)		1,120,000	1,140,456
Quikrete Holdings Inc 6.75% 3/1/2033 (o)		435,000	441,252
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (o)		445,000	446,203
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (o)		300,000	316,247
			2,344,158
Containers & Packaging - 0.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (o)		470,000	445,795
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (o)		270,000	272,082
Canpack Group Inc / CANPACK SA 6% 5/15/2031 (o)		200,000	200,982
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (o)		470,000	451,765
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (o)(v)		405,000	389,141
Crown Americas LLC 5.875% 6/1/2033		450,000	452,560
Graphic Packaging International LLC 3.75% 2/1/2030 (o)(v)		430,000	403,293
Graphic Packaging International LLC 6.375% 7/15/2032 (o)		250,000	252,090
			2,867,708
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (o)		835,000	871,555
Alumina Pty Ltd 6.375% 9/15/2032 (o)		705,000	723,350
Cleveland-Cliffs Inc 7% 3/15/2032 (o)		285,000	288,123
Cleveland-Cliffs Inc 7.375% 5/1/2033 (o)		195,000	200,280
Commercial Metals Co 3.875% 2/15/2031		380,000	354,787
Commercial Metals Co 5.75% 11/15/2033 (o)		495,000	495,373
Commercial Metals Co 6% 12/15/2035 (o)		495,000	495,924
Kaiser Aluminum Corp 5.875% 3/1/2034 (o)		370,000	368,244
Novelis Corp 3.875% 8/15/2031 (o)(v)		750,000	682,151
Novelis Corp 6.375% 8/15/2033 (o)		195,000	196,901
Novelis Corp 6.875% 1/30/2030 (o)(v)		680,000	698,711
			5,375,399
TOTAL MATERIALS			34,384,245
Real Estate - 1.3%
Diversified REITs - 0.2%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		411,000	409,750
Piedmont Operating Partnership LP 2.75% 4/1/2032		297,000	252,490
Safehold GL Holdings LLC 6.1% 4/1/2034		145,000	152,110
Store Capital LLC 2.75% 11/18/2030		424,000	382,519
Store Capital LLC 4.625% 3/15/2029		315,000	312,158
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (o)		880,000	854,951
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (o)		1,085,000	1,071,815
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (o)		630,000	660,458
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (o)		300,000	314,504
VICI Properties LP 4.75% 2/15/2028		1,390,000	1,391,895
VICI Properties LP 4.75% 4/1/2028		983,000	982,960
VICI Properties LP 4.95% 2/15/2030		4,092,000	4,092,765
VICI Properties LP 5.125% 5/15/2032		6,485,000	6,435,706
Vornado Realty LP 2.15% 6/1/2026		374,000	374,000
WP Carey Inc 3.85% 7/15/2029		246,000	240,661
WP Carey Inc 4.25% 7/23/2032	EUR	100,000	119,093
			18,047,835
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030		857,000	858,203
Healthcare Realty Holdings LP 3.1% 2/15/2030		260,000	244,931
Healthpeak OP LLC 3.25% 7/15/2026		113,000	112,846
Healthpeak OP LLC 3.5% 7/15/2029		129,000	124,668
MPT Operating Partnership LP / MPT Finance Corp 0.993% 10/15/2026	EUR	155,000	175,471
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		540,000	386,889
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		245,000	200,302
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		1,850,000	1,805,845
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (o)		455,000	473,746
Omega Healthcare Investors Inc 3.25% 4/15/2033		9,753,000	8,644,954
Omega Healthcare Investors Inc 3.375% 2/1/2031		4,892,000	4,543,894
Omega Healthcare Investors Inc 3.625% 10/1/2029		2,155,000	2,070,998
Omega Healthcare Investors Inc 4.75% 1/15/2028		3,349,000	3,353,928
Ventas Realty LP 3% 1/15/2030		1,531,000	1,444,511
Ventas Realty LP 4% 3/1/2028		218,000	216,150
Ventas Realty LP 4.75% 11/15/2030		2,100,000	2,104,341
			26,761,677
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (o)		335,000	332,346
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (o)(v)		380,000	390,875
			723,221
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		387,000	352,862
Prologis Euro Finance LLC 3.25% 9/22/2032	EUR	245,000	279,733
			632,595
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031		792,000	735,663
Boston Properties LP 4.5% 12/1/2028		605,000	603,320
Boston Properties LP 6.75% 12/1/2027		1,120,000	1,153,820
COPT Defense Properties LP 2% 1/15/2029		1,000,000	935,903
COPT Defense Properties LP 2.75% 4/15/2031		4,235,000	3,842,530
COPT Defense Properties LP 2.9% 12/1/2033		5,000,000	4,262,507
COPT Defense Properties LP 4.5% 10/15/2030		616,000	605,157
Hudson Pacific Properties LP 4.65% 4/1/2029		1,473,000	1,383,734
			13,522,634
Real Estate Management & Development - 0.2%
Americold Realty Operating Partnership LP 5.409% 9/12/2034		200,000	194,880
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (o)		70,000	70,603
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (o)		395,000	389,771
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (o)		415,000	447,063
Brandywine Operating Partnership LP 3.95% 11/15/2027		421,000	410,818
Brandywine Operating Partnership LP 4.55% 10/1/2029		260,000	243,856
Brandywine Operating Partnership LP 8.3% 3/15/2028		1,521,000	1,578,044
CBRE Services Inc 2.5% 4/1/2031		1,070,000	963,389
Essex Portfolio LP 5.5% 4/1/2034		5,601,000	5,708,378
Extra Space Storage LP 5.4% 2/1/2034		260,000	263,021
Forestar Group Inc 6.5% 3/15/2033 (o)		540,000	542,116
Howard Hughes Corp/The 4.375% 2/1/2031 (o)		535,000	502,857
Kennedy-Wilson Inc 4.75% 2/1/2030		360,000	362,997
Kennedy-Wilson Inc 7% 6/1/2031 (o)		1,090,000	1,115,442
Kennedy-Wilson Inc 7.25% 6/1/2033 (o)		1,180,000	1,199,577
Tanger Properties LP 2.75% 9/1/2031		897,000	801,537
Tanger Properties LP 3.125% 9/1/2026		2,775,000	2,767,353
			17,561,702
Residential REITs - 0.2%
American Homes 4 Rent LP 2.375% 7/15/2031		153,000	135,356
American Homes 4 Rent LP 3.625% 4/15/2032		3,681,000	3,426,074
American Homes 4 Rent LP 5.5% 2/1/2034		387,000	392,941
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		3,126,000	2,973,638
Sun Communities Operating LP 2.3% 11/1/2028		341,000	323,610
Sun Communities Operating LP 2.7% 7/15/2031		880,000	792,507
Sun Communities Operating LP 4.2% 4/15/2032		6,100,000	5,853,019
			13,897,145
Retail REITs - 0.1%
Brixmor Operating Partnership LP 4.05% 7/1/2030		1,055,000	1,027,059
Brixmor Operating Partnership LP 4.125% 5/15/2029		2,000,000	1,973,568
Brixmor Operating Partnership LP 5.5% 2/15/2034		3,000,000	3,060,677
Kite Realty Group Trust 4.75% 9/15/2030		79,000	79,083
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033		1,813,000	1,777,451
Realty Income Corp 2.2% 6/15/2028		172,000	164,888
Realty Income Corp 2.85% 12/15/2032		211,000	187,252
Realty Income Corp 3.25% 1/15/2031		213,000	200,417
Realty Income Corp 3.375% 6/20/2031	EUR	300,000	346,082
Realty Income Corp 3.4% 1/15/2028		320,000	315,278
Simon Property Group LP 2.45% 9/13/2029		333,000	312,117
			9,443,872
Specialized REITs - 0.0%
American Tower Corp 3.625% 5/30/2032	EUR	400,000	467,957
American Tower Corp 5.45% 2/15/2034		160,000	163,235
Iron Mountain Inc 6.25% 1/15/2033 (o)		175,000	177,720
Millrose Properties Inc 6.25% 9/15/2032 (o)		200,000	200,903
Millrose Properties Inc 6.375% 8/1/2030 (o)		241,000	244,318
			1,254,133
TOTAL REAL ESTATE			101,844,814
Utilities - 1.1%
Electric Utilities - 0.8%
AEP Texas Inc 5.2% 4/15/2036		1,318,000	1,296,987
Alabama Power Co 3.05% 3/15/2032		1,447,000	1,330,162
Clearway Energy Operating LLC 3.75% 2/15/2031 (o)		640,000	596,419
Clearway Energy Operating LLC 4.75% 3/15/2028 (o)		95,000	94,310
Clearway Energy Operating LLC 5.75% 1/15/2034 (o)		340,000	337,660
Cleco Corporate Holdings LLC 3.375% 9/15/2029		2,173,000	2,054,571
Duke Energy Corp 2.45% 6/1/2030		565,000	521,357
Duke Energy Corp 3.85% 6/15/2034	EUR	349,000	406,406
Duke Energy Corp 4.5% 8/15/2032		7,000,000	6,900,766
Duquesne Light Holdings Inc 2.532% 10/1/2030 (o)		276,000	248,268
Duquesne Light Holdings Inc 2.775% 1/7/2032 (o)		1,435,000	1,265,437
Edison International 4.8% 3/15/2031		381,000	371,028
Edison International 6.25% 3/15/2030		194,000	200,013
Edison International 7.875% 6/15/2054 (c)		369,000	377,505
Edison International 8.125% 6/15/2053 (c)		305,000	311,472
Exelon Corp 3.35% 3/15/2032		389,000	360,431
Exelon Corp 4.05% 4/15/2030		7,865,000	7,694,410
Hawaiian Electric Co Inc 6% 10/1/2033 (o)		290,000	287,830
NRG Energy Inc 5.25% 6/15/2029 (o)		1,215,000	1,208,838
NRG Energy Inc 5.75% 1/15/2028		810,000	811,084
NRG Energy Inc 5.75% 1/15/2034 (o)		555,000	548,968
NRG Energy Inc 5.875% 5/15/2034 (o)(v)		210,000	208,679
NRG Energy Inc 6% 1/15/2036 (o)		555,000	551,294
NRG Energy Inc 6% 2/1/2033 (o)		345,000	347,609
NRG Energy Inc 6.125% 5/15/2036 (o)		225,000	224,512
NRG Energy Inc 6.25% 11/1/2034 (o)		290,000	292,475
Pacific Gas and Electric Co 5.2% 5/1/2036		100,000	97,528
Pacific Gas and Electric Co 6% 5/1/2056		180,000	172,956
PacifiCorp 7.375% 9/15/2055 (c)		461,000	469,527
PG&E Corp 5% 7/1/2028		675,000	671,694
PG&E Corp 5.25% 7/1/2030		1,565,000	1,548,383
PG&E Corp 6.85% 9/15/2056 (c)		633,000	630,753
PG&E Corp 7.375% 3/15/2055 (c)		669,000	681,298
Sierra Pacific Power Co 6.375% 9/15/2056 (c)		761,000	759,964
Southern Co/The 1.875% 9/15/2081 (c)	EUR	437,000	497,647
Southern Co/The 4.85% 3/15/2035		5,000,000	4,883,563
Southwestern Electric Power Co 5.2% 4/1/2036		2,130,000	2,103,708
Southwestern Electric Power Co 5.3% 4/1/2033		2,575,000	2,613,171
Vistra Operations Co LLC 4.55% 10/30/2028 (o)		950,000	946,055
Vistra Operations Co LLC 5% 4/30/2031 (o)		2,334,000	2,322,401
Vistra Operations Co LLC 5% 7/31/2027 (o)		1,440,000	1,439,098
Vistra Operations Co LLC 5.25% 4/30/2033 (o)		2,475,000	2,459,140
Vistra Operations Co LLC 5.55% 4/30/2036 (o)		4,472,000	4,453,423
Vistra Operations Co LLC 7.75% 10/15/2031 (o)		315,000	330,196
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (o)(v)		250,000	260,384
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (o)		800,000	844,762
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (o)		470,000	503,859
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (o)		575,000	617,851
			58,155,852
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 2.45% 1/15/2031		5,111,000	4,580,232
AES Corp/The 3.95% 7/15/2030 (o)		8,288,000	7,959,072
AES Corp/The 6.95% 7/15/2055 (c)		375,000	369,774
Alpha Generation LLC 6.25% 1/15/2034 (o)		370,000	366,800
Alpha Generation LLC 6.75% 10/15/2032 (o)		186,000	190,322
Sunnova Energy Corp 5.875% (j)(k)(o)		860,000	2,150
Talen Energy Supply LLC 6.25% 2/1/2034 (o)		555,000	552,958
Talen Energy Supply LLC 6.5% 2/1/2036 (o)		555,000	558,130
			14,579,438
Multi-Utilities - 0.1%
NiSource Inc 2.95% 9/1/2029		1,708,000	1,624,165
NiSource Inc 3.6% 5/1/2030		4,000,000	3,851,936
NiSource Inc 5.35% 4/1/2034		3,000,000	3,062,565
Puget Energy Inc 4.1% 6/15/2030		683,000	662,311
Puget Energy Inc 4.224% 3/15/2032		1,329,000	1,276,337
			10,477,314
TOTAL UTILITIES			83,212,604
TOTAL UNITED STATES			1,344,952,564
UZBEKISTAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (o)		260,000	267,413
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (o)		270,000	280,506
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (o)		200,000	211,775
Navoiyuran State Enterprise 6.7% 7/2/2030 (o)		200,000	202,750

TOTAL UZBEKISTAN			962,444
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 12.75% (k)(o)		51,667	27,187
Petroleos de Venezuela SA 5.375% (k)(p)		200,000	76,100
Petroleos de Venezuela SA 5.5% (k)(p)		15,000	5,716
Petroleos de Venezuela SA 6% (k)(o)		480,000	188,280
Petroleos de Venezuela SA 6% (k)(o)		385,000	152,152
Petroleos de Venezuela SA 9.75% (k)(o)		50,000	23,600

TOTAL VENEZUELA			473,035
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (o)		171,421	169,121
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.375% 2/15/2036 (o)		365,000	360,266
First Quantum Minerals Ltd 7.25% 2/15/2034 (o)		425,000	435,982
First Quantum Minerals Ltd 8% 3/1/2033 (o)		340,000	354,994
First Quantum Minerals Ltd 8.625% 6/1/2031 (o)		255,000	265,394

TOTAL ZAMBIA			1,416,636
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,744,792,906)			1,760,701,525

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 11.5% (n) (Cost $356,259)	3,815	377,571

Preferred Securities - 0.3%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (p)(u)		360,000	357,589
CHILE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco de Credito e Inversiones SA 7.5% (c)(o)(u)		250,000	270,065
Banco de Credito e Inversiones SA 8.75% (c)(o)(u)		115,000	126,564
Banco del Estado de Chile 7.95% (c)(o)(u)		105,000	112,343

TOTAL CHILE			508,972
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (c)(p)(u)	EUR	231,000	253,634
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (c)(p)(u)	EUR	208,000	217,864
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.2% (c)(o)(u)		575,000	581,608
BNP Paribas SA 7.45% (c)(o)(u)		375,000	398,937

TOTAL FRANCE			980,545
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (c)(p)(u)	EUR	600,000	717,054
HONG KONG - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd 4% (c)(p)(u)		275,000	278,513
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (c)(o)(u)		105,000	105,101
MEXICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (c)(o)(u)		535,000	543,475
Banco Mercantil del Norte SA/Grand Cayman 8.375% (c)(o)(u)		200,000	207,546
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (c)(o)		110,000	109,730
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (c)(o)		220,000	246,704
TOTAL FINANCIALS			1,107,455
Materials - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV 5.125% (c)(o)(u)		835,000	841,845
Cemex SAB de CV 7.2% (c)(o)(u)		555,000	580,330
TOTAL MATERIALS			1,422,175
TOTAL MEXICO			2,529,630
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 6.7405% (c)(o)(u)		240,000	239,738
OCP SA 7.3682% (c)(o)(u)		200,000	199,619

TOTAL MOROCCO			439,357
SAUDI ARABIA - 0.0%
Financials - 0.0%
Banks - 0.0%
NCB Tier 1 Sukuk Ltd 3.5% (c)(p)(u)		200,000	201,086
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(c)(k)(p)(u)	EUR	310,000	249,516
UNITED ARAB EMIRATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Emirates NBD Bank PJSC 6.25% (c)(p)(u)		215,000	222,193
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 8.875% (c)(p)(u)	GBP	270,000	382,012
HSBC Holdings PLC 6.75% (c)(u)		310,000	317,630
HSBC Holdings PLC 7% (c)(u)		200,000	206,697
TOTAL FINANCIALS			906,339
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 7.853% (c)(p)(u)	GBP	202,000	162,032
TOTAL UNITED KINGDOM			1,068,371
UNITED STATES - 0.3%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 6.625% (c)(u)		1,968,000	2,028,280
Energy Transfer LP Series G, 7.125% (c)(u)		40,000	41,426
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0227% (b)(c)(u)		988,000	993,225
Sunoco LP 7.875% (c)(o)(u)		660,000	699,888
TOTAL ENERGY			3,762,819
Financials - 0.2%
Banks - 0.2%
Bank of America Corp 6.25% (c)(u)		365,000	372,691
BW Real Estate Inc 9.5% (c)(o)(u)		1,133,000	1,160,711
Citigroup Inc 6.5% (c)(u)(v)		190,000	192,555
Citigroup Inc 6.625% (c)(u)		555,000	565,120
JPMorgan Chase & Co 6.1% (c)(u)		960,000	971,632
Truist Financial Corp 6.25% (c)(u)		460,000	461,059
Wells Fargo & Co 6.125% (c)(u)		570,000	581,705
			4,305,473
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (c)(u)(v)		1,078,000	1,051,237
Ally Financial Inc 5 year U.S. Treasury Index + 0%, 7.1% (b)(c)(u)		515,000	521,553
			1,572,790
Insurance - 0.0%
Alliant Holdings LP 10.5% (c)(j)(u)		169,668	168,197
TOTAL FINANCIALS			6,046,460
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aircastle Ltd 5.25% (c)(o)(u)		556,000	561,563
Sumisho Air Lease Corp 4.125% (c)(u)		1,256,000	1,247,964
Sumisho Air Lease Corp 4.65% (c)(u)		466,000	470,134
TOTAL INDUSTRIALS			2,279,661
TOTAL UNITED STATES			12,088,940
TOTAL PREFERRED SECURITIES (Cost $19,269,947)			20,218,365

U.S. Government Agency - Mortgage Securities - 18.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 18.5%
Fannie Mae 2% 11/1/2051	3,058,720	2,474,911
Fannie Mae 2% 2/1/2052	714,963	584,533
Fannie Mae 2% 3/1/2052	3,009,790	2,431,558
Fannie Mae 2.5% 4/1/2052	772,431	658,662
Fannie Mae 2.5% 5/1/2052	3,604,307	3,062,177
Fannie Mae 2.5% 6/1/2052	2,725,013	2,330,467
Fannie Mae 3% 12/1/2051	11,312,332	9,988,932
Fannie Mae 3% 6/1/2052	1,507,872	1,343,722
Fannie Mae 3.5% 12/1/2036	13,667	13,236
Fannie Mae 3.5% 5/1/2036	10,307	10,012
Fannie Mae 5.5% 2/1/2055	2,423,216	2,461,827
Fannie Mae 7% 8/1/2054	24,225	25,932
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.365%, 6.095% 10/1/2035 (b)(c)	2,422	2,477
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 5.57% 4/1/2037 (b)(c)	556	571
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 5.96% 1/1/2035 (b)(c)	852	875
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (b)(c)	162	166
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (b)(c)	624	642
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.69% 3/1/2037 (b)(c)	4,678	4,816
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 5.705% 4/1/2044 (b)(c)	695	720
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 5.848% 1/1/2044 (b)(c)	917	950
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6095%, 6.335% 5/1/2035 (b)(c)	695	714
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.315% 9/1/2036 (b)(c)	135	139
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6342%, 5.877% 4/1/2044 (b)(c)	1,164	1,208
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.099% 11/1/2036 (b)(c)	1,105	1,138
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.053% 3/1/2033 (b)(c)	1,993	2,040
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6792%, 6.103% 7/1/2043 (b)(c)	7,164	7,453
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6834%, 6.076% 5/1/2036 (b)(c)	993	1,024
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6916%, 5.974% 2/1/2037 (b)(c)	10,349	10,695
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.127% 6/1/2042 (b)(c)	3,981	4,144
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7394%, 6.079% 3/1/2040 (b)(c)	4,044	4,208
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.095% 7/1/2035 (b)(c)	1,795	1,848
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 8/1/2041 (b)(c)	1,935	2,020
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.07% 1/1/2042 (b)(c)	19,755	20,629
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (b)(c)	1,310	1,369
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.806%, 6.392% 12/1/2040 (b)(c)	20,650	21,595
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.06% 12/1/2039 (b)(c)	392	409
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 5.963% 2/1/2042 (b)(c)	9,185	9,593
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.508% 7/1/2041 (b)(c)	2,670	2,793
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (b)(c)	2,190	2,289
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (b)(c)	787	823
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.854%, 6.003% 4/1/2036 (b)(c)	7,967	8,242
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.89%, 5.714% 8/1/2035 (b)(c)	4,563	4,673
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (b)(c)	1,655	1,724
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.1343%, 6.147% 7/1/2036 (b)(c)	680	697
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 5.708% 3/1/2035 (b)(c)	375	386
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.218% 6/1/2036 (b)(c)	798	823
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.377% 10/1/2033 (b)(c)	508	522
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.381% 7/1/2034 (b)(c)	249	256
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	539,376	486,453
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	593,545	502,040
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	1,306,382	1,001,089
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	197,202	177,853
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	188,184	169,719
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	11,155	10,061
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	46,967	39,788
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	1,077,148	903,435
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	202,977	183,061
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	11,577	10,441
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	320,065	289,361
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	2,231,440	1,888,860
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	50,292	42,505
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	1,059,426	811,845
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	51,333	43,356
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	2,361,230	2,114,794
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	25,165	22,775
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	764,510	690,932
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	3,491,646	2,823,024
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	98,076	80,000
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	969,146	838,340
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	392,781	340,230
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	863,838	699,770
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	241,483	198,335
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	36,983	30,167
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	607,668	497,761
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	207,970	169,576
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	89,853	73,292
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	22,396	18,086
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	1,927,005	1,683,062
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	425,670	368,723
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	342,555	296,669
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	205,539	167,272
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	194,641	159,011
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	191,881	156,217
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	123,757	100,832
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	18,452	14,907
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	383,259	353,390
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	19,958	18,334
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	1,661,351	1,448,811
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	293,363	256,052
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	87,159	76,308
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	227,098	184,037
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	149,149	119,516
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	18,968	15,365
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	764,001	611,971
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	237,369	193,101
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	166,847	136,409
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	164,126	133,621
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	133,007	131,013
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	26,888	24,851
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	24,480	22,488
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	18,432	17,036
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	17,881	16,526
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	9,267	8,580
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	14,733	12,834
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	5,187,336	4,479,864
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	43,393	35,396
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	31,820	25,956
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	15,389	12,480
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	534,926	436,337
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	282,512	228,237
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	23,390	21,494
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	619,541	505,357
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	210,696	171,864
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	182,448	148,822
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	136,207	111,444
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	42,345	34,541
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	33,124	27,019
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	27,643	22,548
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	16,134	13,085
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	5,763,811	4,687,106
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,271,116	2,668,235
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,037,066	2,474,473
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,372,781	1,942,140
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,696,378	1,381,608
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	765,189	626,313
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	483,795	395,990
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	482,526	389,824
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	417,724	341,519
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	94,372	76,772
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	399,407	347,652
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	87,511	76,509
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	801,128	641,710
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	75,974	60,856
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	3,973,520	3,212,623
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	27,138	25,082
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	3,203,346	2,791,949
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	647,714	518,824
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	94,551	77,125
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	3,053,049	2,821,783
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	31,209	28,816
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	62,735	54,838
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	16,170	14,045
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	344,605	279,155
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	281,944	244,869
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	9,132,387	7,397,877
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	184,288	150,208
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	107,468	87,661
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,264,068	1,834,055
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	90,464	73,282
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	34,728	28,317
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	31,456	25,482
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	20,817	16,863
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2040	7,258,985	6,350,227
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	4,183,771	3,617,767
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	26,281	21,289
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	126,455	102,121
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	18,205	14,702
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	237,530	191,896
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	94,497	90,830
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	5,631	5,380
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	43,377	38,251
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	12,718	11,181
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	1,529,724	1,313,977
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	279,879	237,695
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	8,242,163	7,002,444
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	989,241	843,230
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	254,783	218,053
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	100,478	85,333
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2054	1,600,008	1,354,848
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	94,350	90,864
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	13,454	12,964
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	3,595	3,464
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	276,458	246,965
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	663,474	567,826
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	382,829	325,247
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	43,167	42,259
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	59,641	57,436
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	4,173	4,018
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	78,267	74,860
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	20,164	19,287
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	233,184	209,858
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	141,196	125,942
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	47,970	42,900
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,824,553	1,546,697
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,408,022	1,205,039
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,012,397	863,917
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	723,535	614,706
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	548,678	466,151
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	167,342	160,849
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	141,903	135,722
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	3,069	2,934
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	1,448,123	1,390,311
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	1,362,694	1,158,580
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	675,082	573,541
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	250,913	214,114
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	50,248	48,390
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	34,325	32,518
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	143,101	128,374
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	25,304	22,259
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	18,817	15,981
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	3,938,323	3,392,720
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	552,071	523,019
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	480,765	455,465
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	45,201	40,794
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	79,025	71,421
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	3,905,965	3,320,902
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	699,352	598,532
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	3,287,048	2,816,262
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,186,068	1,011,005
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	601,090	580,452
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	90,071	86,621
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	296,471	273,641
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	135,321	121,290
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	3,051,826	2,716,329
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	18,950	16,681
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	6,678,449	5,698,975
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	3,065,740	2,616,113
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	2,507,393	2,149,056
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,730,059	1,481,732
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,265,728	1,075,347
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	289,461	247,189
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	762,943	736,742
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	730,701	704,828
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	657,791	634,858
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	651,645	628,569
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	646,362	623,485
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	539,715	521,156
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	13,067	12,627
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	32,536	29,342
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	93,423	83,769
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	80,243	71,855
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	70,280	63,343
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	40,511	36,237
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	15,895	14,198
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,818,494	2,410,413
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,488,856	2,116,058
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,433,059	2,080,784
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,434,035	1,216,547
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	20,560	17,442
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	6,833,607	5,842,055
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	2,634,364	2,246,356
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	189,526	161,611
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	942,400	909,042
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	601,534	579,921
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	572,866	552,892
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	1,252,060	1,070,778
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	258,549	232,814
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	293,432	262,243
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	94,841	84,907
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	74,092	66,494
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	4,359,553	3,747,420
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	2,556,878	2,189,072
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	863,164	739,808
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	32,939	31,774
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	18,773	18,117
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2033	4,268	4,067
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	468,483	418,759
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,938,366	1,643,178
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,550,585	1,314,451
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,493,636	1,266,175
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	33,562	32,322
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2042	7,315,803	6,653,809
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	10,742	10,347
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	63,866	58,522
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	13,613	12,448
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,060	8,324
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,513	6,862
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,145	6,549
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	6,542	5,983
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	3,752	3,457
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	76,827	69,999
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	359,140	316,789
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	30,570	26,831
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	16,948	15,423
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	5,823	5,318
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	579,611	520,498
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	25,230	22,601
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	2,454,297	2,173,311
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	1,003,194	884,579
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	4,311	4,166
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	62,091	60,564
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2039	23,215	21,725
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	31,888	29,254
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	31,406	28,619
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	724,938	650,777
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	702,410	630,554
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	34,090	31,094
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	70,841	62,488
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	4,911,531	4,375,315
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	677,235	599,912
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	437,632	387,802
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	262,323	232,045
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	18,919	16,830
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	15,476	13,767
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	174,235	169,507
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	52,703	51,256
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	26,062	25,030
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	17,479	16,042
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,794	8,919
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,441	6,803
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,278	3,915
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	2,781	2,535
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	655,746	578,417
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,108,741	977,646
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	189,149	167,553
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	150,357	133,002
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	103,970	101,976
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	43,350	42,349
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	48,163	43,983
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	34,978	31,943
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	26,707	24,443
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	20,956	19,161
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	16,619	15,182
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,061	8,277
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,009	8,256
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	7,859	7,165
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	4,972	4,565
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	190,053	173,040
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	183,425	166,816
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	27,127	24,698
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	297,742	264,585
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	489,222	431,683
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	431,723	380,947
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	39,624	34,840
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	6,979	6,764
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	14,547	13,327
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	253,642	227,694
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	8,681,517	7,779,833
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	351,606	310,307
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	76,763	68,215
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,994,421	1,772,941
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,456,542	1,280,683
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,445,779	1,275,737
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	59,397	54,088
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	9,468	8,652
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	44,317	39,933
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	51,654	46,939
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	258,074	235,152
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	236,758	216,072
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	203,288	180,459
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	37,831	33,405
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	3,920,499	3,465,525
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,693,667	1,508,761
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	977,282	865,396
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	85,060	77,490
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	46,880	42,761
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	38,291	34,993
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	5,839	5,333
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	6,248	5,638
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	234,189	210,968
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	72,460	64,390
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	37,032	33,825
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	1,942,357	1,721,196
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	123,396	120,729
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2040	50,232	47,009
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	9,084	8,339
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	79,020	71,921
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	385,833	345,880
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	114,644	104,289
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,372,643	2,106,196
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	484,613	430,191
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	92,807	89,902
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	64,015	58,264
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	22,319	20,339
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	11,189	10,184
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	12,768	11,506
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	11,074	9,983
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	4,372	3,922
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	168,426	150,880
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	6,944,886	6,162,805
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	260,608	230,935
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	10,167	9,852
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	8,576	8,307
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	272,900	265,493
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	30,303	27,698
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	399,718	358,077
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	139,884	125,311
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	111,824	101,897
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	20,326	18,037
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	7,971	7,493
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	24,722	23,193
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	202,628	187,958
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	975,330	906,546
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	113,409	104,525
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	6,187,829	5,797,547
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	331,927	303,644
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	136,545	125,251
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	60,638	56,887
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	20,365	19,106
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	14,020	13,224
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	5,721	5,367
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	3,461	3,248
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	25,960	24,126
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	888,816	826,134
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	66,760	61,530
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	10,587,596	9,860,778
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	6,503	6,093
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	3,513	3,286
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	9,241,672	8,580,745
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	1,215,480	1,129,000
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	217,386	201,493
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	37,831	34,631
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	4,257	4,002
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,855,102	1,737,145
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	67,409	62,529
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	32,655	30,291
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	55,630	51,463
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	45,533	41,653
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	112,835	109,100
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	11,706	10,935
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	244,338	223,747
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	11,848	11,096
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	11,840	11,059
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	231,563	211,615
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	4,097	3,847
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	28,938	27,075
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	22,531	21,067
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	47,421	43,978
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	2,713,649	2,554,449
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2051	434,162	397,981
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	6,968	6,710
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	37,635	35,199
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	24,567	22,985
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	188,434	174,711
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	27,160	24,744
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	194,498	178,290
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	14,840	13,604
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	29,647	27,844
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	24,349	22,782
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	262,799	243,444
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	109,811	101,998
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	65,460	60,802
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,583,657	1,485,627
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	538,330	495,823
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	168,352	163,146
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	21,246	19,939
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	8,465	7,965
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	29,855	28,048
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	4,792	4,497
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	33,188	30,827
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	2,232,806	2,053,014
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	13,859	12,995
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	12,986	12,184
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	6,856	6,427
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	231,611	215,278
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	589,476	547,904
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	22,502	20,626
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	44,667	43,181
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,473	4,320
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	1,824	1,762
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	64,677	62,497
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	4,925	4,749
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	9,749	9,405
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	118,499	112,910
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	10,872	10,520
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	6,190	5,971
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	2,219	2,151
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	2,123	2,053
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	55,009	53,106
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	37,909	36,593
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	2,334	2,250
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	15,758	15,216
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	6,311	6,051
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	49,423	47,185
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	66,964	64,746
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	12,466	12,064
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	8,957	8,681
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	8,144	7,863
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	7,619	7,352
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	7,188	6,945
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,942	6,719
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,155	5,951
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,923	5,711
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,343	5,159
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,236	5,066
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,071	4,894
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,651	4,498
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,556	3,429
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,439	3,316
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,018	2,925
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,934	2,837
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,407	2,321
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,008	1,953
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	34,018	32,849
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	19,304	18,634
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	15,741	15,187
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	23,977	22,899
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	154,972	147,663
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	20,244	19,290
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	18,531	17,899
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	5,951	5,737
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	5,420	5,229
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	2,248	2,171
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	3,673	3,517
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	9,406	8,970
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	88,488	84,314
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	36,443	35,236
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	5,416	5,236
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	44,612	43,029
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	3,028	2,927
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	909	884
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	38,667	36,888
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	12,200	11,636
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	21,007	19,990
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	78,512	74,809
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	1,221	1,192
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	6,422	6,254
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,053	1,982
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	1,204	1,163
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	18,482	17,808
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	6,038	5,787
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	74,117	71,017
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	16,033	15,470
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	11,407	11,008
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	5,361	5,172
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	3,228	3,112
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	1,859	1,792
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	6,411	6,158
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	9,706,828	9,291,916
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	5,670	5,420
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	14,976	14,272
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	69,770	66,480
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	563,399	533,130
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	21,422	20,407
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	71,928	68,536
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	6,379	6,164
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	12,838	12,279
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	79,127	75,494
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	1,190,484	1,126,152
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	69,491	66,387
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	65,114	62,002
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	39,214	37,340
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	21,449	20,432
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	3,405	3,270
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	13,310	12,711
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	8,172	7,828
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	8,075	7,701
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	174,608	166,209
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	40,118	39,066
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	7,520	7,323
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	2,174	2,099
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,599	2,508
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	4,364,179	4,181,174
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	83,586	79,801
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	112,197	106,906
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	10,421	9,929
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	198,504	189,095
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	6,178,513	5,839,710
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	18,845	18,390
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	2,095	2,038
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	1,349	1,333
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	53,702	52,824
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	7,676	7,490
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	694	686
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	5,607	5,536
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	141,151	139,360
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	3,946	3,890
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	7,245	7,142
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	1,263	1,240
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	13,271	13,099
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	2,580	2,522
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	10,761	10,637
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	2,244	2,215
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	2,206	2,180
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	12,040	11,868
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	5,762	5,645
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	12,474	12,271
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	75,353	74,408
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	12,437	12,117
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	9,756	9,505
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	5,961	5,795
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	18,314	18,163
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	4,065	4,038
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	63,199	62,421
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	5,296	5,198
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	6,030	5,893
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	10,871	10,591
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	69,692	69,220
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	19,251	19,125
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	12,485	12,405
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	4,531	4,489
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	7,068	6,908
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	7,395	7,205
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	400,205	397,036
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	9,483	9,405
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	19,040	18,905
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	19,905	19,581
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	86,823	84,969
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	186	185
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	14,093	13,929
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,922	1,901
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	73,222	71,658
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	12,480	12,197
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,584	2,568
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,419	1,410
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,260	1,253
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	952	946
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	852	847
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	432	430
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	216	215
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	24,748	24,544
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,038	3,019
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,430	1,421
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,372	1,363
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,115	1,108
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	517	514
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	460	457
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	7,359	7,306
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	3,016	2,996
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	30,483	30,098
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	1,920	1,902
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	13,384	13,061
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	13,987	14,088
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	466,262	464,800
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	148,598	148,364
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	19,517	19,642
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	367,508	367,389
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	313,316	312,823
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	195,028	194,417
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	196,116	195,685
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	60,546	60,935
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	10,741	10,814
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	52,179	52,511
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	22,266	22,407
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	2,320	2,333
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	22,440	22,594
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	11,354,938	11,393,838
Fannie Mae Mortgage pass-thru certificates 5.309% 8/1/2041 (c)	18,238	18,280
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	896,640	911,432
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	4,121,751	4,200,049
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	975,473	996,138
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	1,582,329	1,615,355
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2038	7,479,841	7,685,069
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	73,044	74,112
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	490,943	501,650
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	476,646	487,488
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	562,804	571,912
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	1,111,341	1,130,369
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	501,845	510,437
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	307,751	314,078
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	450,695	458,411
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	2,999,995	3,046,671
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,044,040	1,065,178
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	1,226,471	1,252,835
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	661,095	672,001
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 5.755% 1/1/2035 (b)(c)	152	156
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 5.76% 2/1/2033 (b)(c)	64	65
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.704% 12/1/2034 (b)(c)	304	311
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 5.558% 9/1/2033 (b)(c)	8,725	8,905
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 5.96% 9/1/2035 (b)(c)	148	154
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2034	6,701	6,897
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	13,119	13,557
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	298	308
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	5,498	5,705
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	5,405	5,614
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	1,593,052	1,653,475
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	3,967	4,087
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	2,201	2,272
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	5,163	5,351
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	567,574	590,165
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2034	9,342	9,643
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	9,448	9,732
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,693	1,749
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	754	778
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	98	101
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,465,139	1,507,652
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	473,470	491,724
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	185,387	192,766
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	63,356	65,917
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	2,274	2,367
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	2,587	2,660
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2053	3,840,366	3,983,326
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	4,747,186	4,922,420
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,687,747	1,758,618
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	2,555	2,628
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	2,866	2,950
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	1,895	1,969
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	1,835,220	1,899,838
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	1,218,027	1,264,986
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	18,025	18,578
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	1,691,039	1,735,890
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	6,505	6,754
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	1,249,457	1,281,717
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	1,818,067	1,885,746
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	1,000	1,031
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	29,015	29,950
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	3,342	3,457
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (f)	535,124	554,877
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	984	1,016
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	336	347
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	893	929
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	12,418	12,896
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	404,178	419,097
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,952,222	2,012,694
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	7,528,011	7,827,655
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	7,019,153	7,205,369
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2034	11,907	12,276
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	587	607
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	74	76
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	14,250	14,660
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	272	278
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	3,048	3,151
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	407	423
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	441,545	455,671
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	408,153	424,782
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	2,126,847	2,244,341
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	2,942,872	3,109,123
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	768,728	800,577
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	3,253	3,379
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	31,341	32,556
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2054	54,476	57,164
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	62,042	65,438
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	59,081	62,165
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	45,241	47,726
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	332,870	346,552
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	767,229	809,614
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	338,553	352,627
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	624,531	659,032
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	76,664	81,019
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	9,388	9,752
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	1,863	1,936
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	3,930	4,082
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	143,267	150,564
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	2,323,872	2,464,777
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	1,802,674	1,901,132
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	622,258	648,126
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	223,180	235,369
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	2,504,469	2,649,085
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	242	253
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	28,960	30,083
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	22,650	23,528
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	5,209	5,411
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	815,389	858,905
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2054	60,542	63,565
Fannie Mae Mortgage pass-thru certificates 6.777% 2/1/2039 (c)	4,337	4,476
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	4	4
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	236,649	252,870
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	18	19
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	7	7
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	6	6
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	3	2
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	3	2
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	50	53
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	481,224	515,338
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	18,532	19,754
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	95,779	101,942
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	31,421	33,550
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	21	22
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	9	9
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	4	5
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	43	46
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	359,713	384,961
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	328	347
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	178	188
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	435	460
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	80	85
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	52	55
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	311	329
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	116	122
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	86	90
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	22	23
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2054	19,474	20,955
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	16	16
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	11	11
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	20,626	22,239
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	4	4
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	23	24
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	129	136
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	291,518	311,500
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	224,799	241,227
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	558	567
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	28	29
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	1	0
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	25	26
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	37	39
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	32	32
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	26	26
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	16	17
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	1	0
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	357	362
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	32	33
Freddie Mac Gold Pool 1.5% 1/1/2036	361,894	326,386
Freddie Mac Gold Pool 1.5% 1/1/2051	1,290,937	989,254
Freddie Mac Gold Pool 1.5% 10/1/2035	1,144,871	1,034,686
Freddie Mac Gold Pool 1.5% 11/1/2035	298,959	269,625
Freddie Mac Gold Pool 1.5% 11/1/2035	139,467	125,783
Freddie Mac Gold Pool 1.5% 11/1/2035	19,880	17,930
Freddie Mac Gold Pool 1.5% 12/1/2035	189,515	170,920
Freddie Mac Gold Pool 1.5% 12/1/2040	30,057	25,442
Freddie Mac Gold Pool 1.5% 2/1/2041	2,302,701	1,946,007
Freddie Mac Gold Pool 1.5% 2/1/2051	1,315,687	1,008,220
Freddie Mac Gold Pool 1.5% 3/1/2041	51,398	43,403
Freddie Mac Gold Pool 1.5% 3/1/2051	1,038,934	796,142
Freddie Mac Gold Pool 1.5% 4/1/2041	1,216,016	1,026,127
Freddie Mac Gold Pool 1.5% 4/1/2041	796,730	673,000
Freddie Mac Gold Pool 1.5% 4/1/2051	3,689,867	2,824,110
Freddie Mac Gold Pool 1.5% 8/1/2035	243,021	219,632
Freddie Mac Gold Pool 2% 1/1/2051	431,661	350,081
Freddie Mac Gold Pool 2% 1/1/2052	285,073	233,067
Freddie Mac Gold Pool 2% 1/1/2052	189,635	152,906
Freddie Mac Gold Pool 2% 10/1/2041	16,748	14,499
Freddie Mac Gold Pool 2% 10/1/2050	453,150	367,084
Freddie Mac Gold Pool 2% 10/1/2050	19,604	15,881
Freddie Mac Gold Pool 2% 10/1/2051	826,552	672,924
Freddie Mac Gold Pool 2% 10/1/2051	45,502	37,073
Freddie Mac Gold Pool 2% 11/1/2041	143,708	124,348
Freddie Mac Gold Pool 2% 11/1/2050	6,876,194	5,638,964
Freddie Mac Gold Pool 2% 11/1/2050	6,438,975	5,209,987
Freddie Mac Gold Pool 2% 11/1/2050	37,903	30,669
Freddie Mac Gold Pool 2% 11/1/2050	26,427	21,383
Freddie Mac Gold Pool 2% 11/1/2051	1,449,359	1,179,971
Freddie Mac Gold Pool 2% 11/1/2051	651,281	530,637
Freddie Mac Gold Pool 2% 11/1/2051	622,983	505,829
Freddie Mac Gold Pool 2% 11/1/2051	64,174	52,287
Freddie Mac Gold Pool 2% 11/1/2051	37,858	30,846
Freddie Mac Gold Pool 2% 12/1/2051	708,228	578,141
Freddie Mac Gold Pool 2% 12/1/2051	232,174	189,020
Freddie Mac Gold Pool 2% 2/1/2036	35,681	32,822
Freddie Mac Gold Pool 2% 2/1/2036	25,272	23,358
Freddie Mac Gold Pool 2% 2/1/2036	21,651	19,991
Freddie Mac Gold Pool 2% 2/1/2041	178,698	155,660
Freddie Mac Gold Pool 2% 2/1/2051	3,980,630	3,218,372
Freddie Mac Gold Pool 2% 2/1/2051	320,088	256,393
Freddie Mac Gold Pool 2% 2/1/2051	21,033	17,038
Freddie Mac Gold Pool 2% 2/1/2052	1,355,423	1,100,530
Freddie Mac Gold Pool 2% 2/1/2052	587,118	477,626
Freddie Mac Gold Pool 2% 3/1/2036	19,614	18,110
Freddie Mac Gold Pool 2% 3/1/2041	202,228	176,869
Freddie Mac Gold Pool 2% 3/1/2051	5,513,030	4,457,329
Freddie Mac Gold Pool 2% 3/1/2051	2,635,581	2,135,007
Freddie Mac Gold Pool 2% 3/1/2051	409,272	333,842
Freddie Mac Gold Pool 2% 3/1/2051	325,128	265,205
Freddie Mac Gold Pool 2% 3/1/2051	45,590	37,188
Freddie Mac Gold Pool 2% 3/1/2051	27,584	22,500
Freddie Mac Gold Pool 2% 3/1/2052	869,092	696,150
Freddie Mac Gold Pool 2% 4/1/2051	275,110	222,257
Freddie Mac Gold Pool 2% 4/1/2052	3,830,964	3,112,928
Freddie Mac Gold Pool 2% 4/1/2052	53,953	43,993
Freddie Mac Gold Pool 2% 5/1/2036	33,622	31,044
Freddie Mac Gold Pool 2% 5/1/2041	160,099	139,137
Freddie Mac Gold Pool 2% 5/1/2051	6,426,188	5,235,788
Freddie Mac Gold Pool 2% 5/1/2051	3,361,444	2,715,654
Freddie Mac Gold Pool 2% 5/1/2051	2,615,276	2,140,625
Freddie Mac Gold Pool 2% 5/1/2051	76,596	62,072
Freddie Mac Gold Pool 2% 5/1/2051	72,149	58,852
Freddie Mac Gold Pool 2% 6/1/2041	271,502	235,788
Freddie Mac Gold Pool 2% 6/1/2050	22,169,798	17,959,099
Freddie Mac Gold Pool 2% 6/1/2050	582,740	475,338
Freddie Mac Gold Pool 2% 6/1/2051	17,825	14,400
Freddie Mac Gold Pool 2% 6/1/2052	333,644	269,441
Freddie Mac Gold Pool 2% 7/1/2041	1,031,624	896,880
Freddie Mac Gold Pool 2% 7/1/2041	16,073	13,948
Freddie Mac Gold Pool 2% 7/1/2050	166,748	136,016
Freddie Mac Gold Pool 2% 7/1/2050	51,033	41,340
Freddie Mac Gold Pool 2% 7/1/2050	20,087	16,272
Freddie Mac Gold Pool 2% 7/1/2051	683,156	561,731
Freddie Mac Gold Pool 2% 7/1/2051	42,851	34,940
Freddie Mac Gold Pool 2% 8/1/2050	2,827,724	2,290,655
Freddie Mac Gold Pool 2% 8/1/2050	15,058	12,283
Freddie Mac Gold Pool 2% 8/1/2051	425,741	344,880
Freddie Mac Gold Pool 2% 9/1/2050	12,771,703	10,345,980
Freddie Mac Gold Pool 2% 9/1/2050	305,042	248,631
Freddie Mac Gold Pool 2% 9/1/2050	84,055	68,090
Freddie Mac Gold Pool 2% 9/1/2050	14,660	11,876
Freddie Mac Gold Pool 2% 9/1/2051	315,725	257,437
Freddie Mac Gold Pool 2% 9/1/2051	315,253	257,052
Freddie Mac Gold Pool 2% 9/1/2051	54,011	44,039
Freddie Mac Gold Pool 2.5% 1/1/2031	3,156	3,053
Freddie Mac Gold Pool 2.5% 1/1/2041	432,660	388,310
Freddie Mac Gold Pool 2.5% 1/1/2042	223,052	198,697
Freddie Mac Gold Pool 2.5% 1/1/2052	1,126,611	960,324
Freddie Mac Gold Pool 2.5% 1/1/2052	50,637	43,273
Freddie Mac Gold Pool 2.5% 10/1/2031	17,678	17,073
Freddie Mac Gold Pool 2.5% 10/1/2041	110,152	98,256
Freddie Mac Gold Pool 2.5% 10/1/2051	2,912,302	2,485,178
Freddie Mac Gold Pool 2.5% 11/1/2031	77,457	74,592
Freddie Mac Gold Pool 2.5% 11/1/2032	3,721	3,559
Freddie Mac Gold Pool 2.5% 11/1/2041	1,289,960	1,151,922
Freddie Mac Gold Pool 2.5% 11/1/2041	65,445	58,525
Freddie Mac Gold Pool 2.5% 11/1/2041	62,405	55,875
Freddie Mac Gold Pool 2.5% 11/1/2050	3,003,218	2,576,838
Freddie Mac Gold Pool 2.5% 11/1/2050	818,553	700,549
Freddie Mac Gold Pool 2.5% 12/1/2050	342,621	293,977
Freddie Mac Gold Pool 2.5% 12/1/2051	519,021	440,954
Freddie Mac Gold Pool 2.5% 2/1/2042	240,677	216,019
Freddie Mac Gold Pool 2.5% 2/1/2050	615,083	522,952
Freddie Mac Gold Pool 2.5% 2/1/2051	7,997,786	6,857,307
Freddie Mac Gold Pool 2.5% 2/1/2051	13,815	11,732
Freddie Mac Gold Pool 2.5% 3/1/2032	1,034,306	993,607
Freddie Mac Gold Pool 2.5% 3/1/2051	2,109,871	1,791,862
Freddie Mac Gold Pool 2.5% 4/1/2033	23,663	22,608
Freddie Mac Gold Pool 2.5% 4/1/2042	3,396,290	3,021,576
Freddie Mac Gold Pool 2.5% 4/1/2042	45,627	40,667
Freddie Mac Gold Pool 2.5% 4/1/2052	2,261,625	1,928,517
Freddie Mac Gold Pool 2.5% 4/1/2052 (f)	821,091	701,951
Freddie Mac Gold Pool 2.5% 5/1/2041	507,944	458,477
Freddie Mac Gold Pool 2.5% 5/1/2051	339,781	290,798
Freddie Mac Gold Pool 2.5% 6/1/2031	10,624	10,279
Freddie Mac Gold Pool 2.5% 6/1/2031	10,642	10,277
Freddie Mac Gold Pool 2.5% 6/1/2040	39,402	35,629
Freddie Mac Gold Pool 2.5% 6/1/2041	53,781	48,077
Freddie Mac Gold Pool 2.5% 7/1/2031	18,184	17,571
Freddie Mac Gold Pool 2.5% 7/1/2032	329,105	315,640
Freddie Mac Gold Pool 2.5% 7/1/2033	41,680	39,735
Freddie Mac Gold Pool 2.5% 7/1/2050	678,819	581,171
Freddie Mac Gold Pool 2.5% 7/1/2050	80,106	68,808
Freddie Mac Gold Pool 2.5% 7/1/2051	1,305,022	1,118,927
Freddie Mac Gold Pool 2.5% 7/1/2051	501,989	428,366
Freddie Mac Gold Pool 2.5% 8/1/2031	31,252	30,181
Freddie Mac Gold Pool 2.5% 8/1/2041	50,785	45,422
Freddie Mac Gold Pool 2.5% 8/1/2050	1,121,527	961,247
Freddie Mac Gold Pool 2.5% 9/1/2041	110,577	99,250
Freddie Mac Gold Pool 3% 1/1/2043	5,795	5,273
Freddie Mac Gold Pool 3% 1/1/2052	1,260,195	1,111,587
Freddie Mac Gold Pool 3% 1/1/2052	789,508	694,185
Freddie Mac Gold Pool 3% 10/1/2049	2,036,778	1,800,410
Freddie Mac Gold Pool 3% 11/1/2050	48,044	42,379
Freddie Mac Gold Pool 3% 11/1/2051	305,049	268,695
Freddie Mac Gold Pool 3% 12/1/2030	33,076	32,279
Freddie Mac Gold Pool 3% 12/1/2032	28,929	28,144
Freddie Mac Gold Pool 3% 12/1/2032	3,145	3,049
Freddie Mac Gold Pool 3% 12/1/2042	81,923	75,083
Freddie Mac Gold Pool 3% 12/1/2042	7,332	6,721
Freddie Mac Gold Pool 3% 12/1/2042	2,685	2,454
Freddie Mac Gold Pool 3% 12/1/2046	175,828	157,704
Freddie Mac Gold Pool 3% 12/1/2050	395,614	348,961
Freddie Mac Gold Pool 3% 2/1/2033	31,112	30,409
Freddie Mac Gold Pool 3% 2/1/2033	12,086	11,681
Freddie Mac Gold Pool 3% 2/1/2037	23,440	22,231
Freddie Mac Gold Pool 3% 2/1/2043	5,617	5,166
Freddie Mac Gold Pool 3% 2/1/2050	450,908	400,694
Freddie Mac Gold Pool 3% 3/1/2050	3,676,593	3,249,924
Freddie Mac Gold Pool 3% 3/1/2052	699,565	615,101
Freddie Mac Gold Pool 3% 3/1/2052	401,192	352,753
Freddie Mac Gold Pool 3% 4/1/2034	28,858	27,844
Freddie Mac Gold Pool 3% 4/1/2046	8,384	7,532
Freddie Mac Gold Pool 3% 4/1/2046	7,604	6,844
Freddie Mac Gold Pool 3% 4/1/2050	3,708,705	3,278,310
Freddie Mac Gold Pool 3% 4/1/2050	154,018	136,722
Freddie Mac Gold Pool 3% 5/1/2045	3,964	3,580
Freddie Mac Gold Pool 3% 5/1/2046	131,492	118,226
Freddie Mac Gold Pool 3% 5/1/2046	20,618	18,530
Freddie Mac Gold Pool 3% 5/1/2051	292,351	257,785
Freddie Mac Gold Pool 3% 6/1/2031	9,985	9,737
Freddie Mac Gold Pool 3% 6/1/2031	3,822	3,729
Freddie Mac Gold Pool 3% 6/1/2046	132,233	118,686
Freddie Mac Gold Pool 3% 6/1/2050	72,909	64,858
Freddie Mac Gold Pool 3% 6/1/2052	1,282,160	1,127,355
Freddie Mac Gold Pool 3% 6/1/2052	1,176,295	1,041,624
Freddie Mac Gold Pool 3% 7/1/2045	8,374	7,574
Freddie Mac Gold Pool 3% 9/1/2049	10,505	9,381
Freddie Mac Gold Pool 3% 9/1/2051	271,523	239,419
Freddie Mac Gold Pool 3.5% 1/1/2046	16,473	15,287
Freddie Mac Gold Pool 3.5% 1/1/2046	5,467	5,084
Freddie Mac Gold Pool 3.5% 1/1/2048	857,031	789,895
Freddie Mac Gold Pool 3.5% 1/1/2048	7,291	6,777
Freddie Mac Gold Pool 3.5% 10/1/2040	6,534	6,154
Freddie Mac Gold Pool 3.5% 10/1/2047	28,343	26,344
Freddie Mac Gold Pool 3.5% 10/1/2051	188,161	172,833
Freddie Mac Gold Pool 3.5% 11/1/2033	48,977	47,451
Freddie Mac Gold Pool 3.5% 11/1/2040	13,581	12,823
Freddie Mac Gold Pool 3.5% 11/1/2047	206,272	191,725
Freddie Mac Gold Pool 3.5% 11/1/2047	23,294	21,664
Freddie Mac Gold Pool 3.5% 11/1/2047	8,725	8,052
Freddie Mac Gold Pool 3.5% 12/1/2033	19,382	18,903
Freddie Mac Gold Pool 3.5% 12/1/2040	13,029	12,298
Freddie Mac Gold Pool 3.5% 12/1/2046	31,015	28,805
Freddie Mac Gold Pool 3.5% 12/1/2047	47,929	44,549
Freddie Mac Gold Pool 3.5% 12/1/2047	34,981	32,281
Freddie Mac Gold Pool 3.5% 2/1/2034	203,344	198,382
Freddie Mac Gold Pool 3.5% 2/1/2043	807,478	757,705
Freddie Mac Gold Pool 3.5% 2/1/2043	17,456	16,425
Freddie Mac Gold Pool 3.5% 2/1/2043	6,540	6,173
Freddie Mac Gold Pool 3.5% 2/1/2048	107,278	98,963
Freddie Mac Gold Pool 3.5% 2/1/2048	18,350	16,933
Freddie Mac Gold Pool 3.5% 2/1/2052	257,436	236,063
Freddie Mac Gold Pool 3.5% 2/1/2052	63,881	58,378
Freddie Mac Gold Pool 3.5% 3/1/2032	117,238	114,948
Freddie Mac Gold Pool 3.5% 3/1/2045	42,141	39,294
Freddie Mac Gold Pool 3.5% 3/1/2045	11,482	10,721
Freddie Mac Gold Pool 3.5% 3/1/2045	9,119	8,513
Freddie Mac Gold Pool 3.5% 3/1/2046	166,748	155,456
Freddie Mac Gold Pool 3.5% 3/1/2048	41,844	38,601
Freddie Mac Gold Pool 3.5% 3/1/2052	214,837	197,034
Freddie Mac Gold Pool 3.5% 3/1/2052	96,493	88,451
Freddie Mac Gold Pool 3.5% 4/1/2040	16,111	15,227
Freddie Mac Gold Pool 3.5% 4/1/2042	145,399	137,315
Freddie Mac Gold Pool 3.5% 4/1/2043	20,732	19,446
Freddie Mac Gold Pool 3.5% 4/1/2043	8,533	8,016
Freddie Mac Gold Pool 3.5% 4/1/2046	38,755	35,954
Freddie Mac Gold Pool 3.5% 4/1/2046	32,248	29,970
Freddie Mac Gold Pool 3.5% 4/1/2047	15,365	14,175
Freddie Mac Gold Pool 3.5% 4/1/2052	230,547	212,487
Freddie Mac Gold Pool 3.5% 5/1/2034	22,717	22,114
Freddie Mac Gold Pool 3.5% 5/1/2040	29,884	28,256
Freddie Mac Gold Pool 3.5% 5/1/2040	5,463	5,164
Freddie Mac Gold Pool 3.5% 5/1/2045	76,106	70,858
Freddie Mac Gold Pool 3.5% 5/1/2046	321,041	298,846
Freddie Mac Gold Pool 3.5% 6/1/2032	84,589	82,866
Freddie Mac Gold Pool 3.5% 6/1/2040	27,146	25,708
Freddie Mac Gold Pool 3.5% 6/1/2045	161,352	150,567
Freddie Mac Gold Pool 3.5% 6/1/2045	90,507	84,329
Freddie Mac Gold Pool 3.5% 6/1/2045	14,580	13,611
Freddie Mac Gold Pool 3.5% 6/1/2045	8,741	8,164
Freddie Mac Gold Pool 3.5% 6/1/2046	23,429	21,623
Freddie Mac Gold Pool 3.5% 6/1/2047	123,980	114,307
Freddie Mac Gold Pool 3.5% 7/1/2032	121,888	119,442
Freddie Mac Gold Pool 3.5% 7/1/2040	2,597	2,451
Freddie Mac Gold Pool 3.5% 7/1/2042	494,239	464,101
Freddie Mac Gold Pool 3.5% 7/1/2047	493,137	458,822
Freddie Mac Gold Pool 3.5% 7/1/2048	1,909,922	1,760,308
Freddie Mac Gold Pool 3.5% 8/1/2034	38,769	37,720
Freddie Mac Gold Pool 3.5% 8/1/2040	17,406	16,455
Freddie Mac Gold Pool 3.5% 8/1/2047	767,677	714,257
Freddie Mac Gold Pool 3.5% 8/1/2047	91,765	85,293
Freddie Mac Gold Pool 3.5% 8/1/2047	57,861	53,835
Freddie Mac Gold Pool 3.5% 8/1/2049	9,035,023	8,338,553
Freddie Mac Gold Pool 3.5% 8/1/2051	255,315	234,597
Freddie Mac Gold Pool 3.5% 9/1/2040	11,824	11,203
Freddie Mac Gold Pool 3.5% 9/1/2042	1,135,467	1,065,261
Freddie Mac Gold Pool 3.5% 9/1/2042	612,263	574,291
Freddie Mac Gold Pool 3.5% 9/1/2046	403,117	375,277
Freddie Mac Gold Pool 3.5% 9/1/2046	43,466	40,423
Freddie Mac Gold Pool 3.5% 9/1/2047	15,113	14,048
Freddie Mac Gold Pool 3.5% 9/1/2047	12,519	11,636
Freddie Mac Gold Pool 4% 1/1/2036	68,551	67,409
Freddie Mac Gold Pool 4% 1/1/2039	8,025	7,824
Freddie Mac Gold Pool 4% 1/1/2041	5,467	5,292
Freddie Mac Gold Pool 4% 1/1/2041	2,621	2,544
Freddie Mac Gold Pool 4% 1/1/2044	4,276	4,098
Freddie Mac Gold Pool 4% 10/1/2041	43,593	42,131
Freddie Mac Gold Pool 4% 10/1/2041	5,144	4,974
Freddie Mac Gold Pool 4% 10/1/2041	4,080	3,945
Freddie Mac Gold Pool 4% 10/1/2042	2,173	2,094
Freddie Mac Gold Pool 4% 10/1/2043	10,677	10,250
Freddie Mac Gold Pool 4% 10/1/2044	7,556	7,233
Freddie Mac Gold Pool 4% 10/1/2045	2,802	2,690
Freddie Mac Gold Pool 4% 10/1/2052	598,099	567,133
Freddie Mac Gold Pool 4% 11/1/2041	7,227	6,976
Freddie Mac Gold Pool 4% 11/1/2042	92,176	89,137
Freddie Mac Gold Pool 4% 11/1/2042	74,223	71,716
Freddie Mac Gold Pool 4% 11/1/2042	9,336	9,009
Freddie Mac Gold Pool 4% 11/1/2042	8,156	7,849
Freddie Mac Gold Pool 4% 11/1/2047	58,302	55,547
Freddie Mac Gold Pool 4% 11/1/2051	33,702	32,112
Freddie Mac Gold Pool 4% 12/1/2042	1,797	1,737
Freddie Mac Gold Pool 4% 12/1/2047	91,741	87,407
Freddie Mac Gold Pool 4% 2/1/2041	14,141	13,695
Freddie Mac Gold Pool 4% 2/1/2042	19,293	18,623
Freddie Mac Gold Pool 4% 2/1/2043	7,612	7,325
Freddie Mac Gold Pool 4% 2/1/2043	5,822	5,596
Freddie Mac Gold Pool 4% 2/1/2043	4,584	4,402
Freddie Mac Gold Pool 4% 2/1/2043	2,524	2,424
Freddie Mac Gold Pool 4% 2/1/2045	61,314	58,971
Freddie Mac Gold Pool 4% 2/1/2046	21,488	20,607
Freddie Mac Gold Pool 4% 2/1/2048	58,732	55,957
Freddie Mac Gold Pool 4% 2/1/2052	18,048	17,168
Freddie Mac Gold Pool 4% 2/1/2052	14,312	13,637
Freddie Mac Gold Pool 4% 2/1/2053	6,333,922	5,994,119
Freddie Mac Gold Pool 4% 2/1/2053	1,668,661	1,579,140
Freddie Mac Gold Pool 4% 3/1/2042	3,408	3,288
Freddie Mac Gold Pool 4% 3/1/2042	3,324	3,212
Freddie Mac Gold Pool 4% 4/1/2042	50,379	48,606
Freddie Mac Gold Pool 4% 4/1/2042	38,729	37,424
Freddie Mac Gold Pool 4% 4/1/2043	72,841	70,252
Freddie Mac Gold Pool 4% 4/1/2043	4,065	3,916
Freddie Mac Gold Pool 4% 4/1/2046	21,917	20,958
Freddie Mac Gold Pool 4% 4/1/2048	20,818	19,828
Freddie Mac Gold Pool 4% 4/1/2048	16,435	15,653
Freddie Mac Gold Pool 4% 4/1/2048	9,659	9,199
Freddie Mac Gold Pool 4% 4/1/2048	3,600	3,429
Freddie Mac Gold Pool 4% 4/1/2048	1,068	1,018
Freddie Mac Gold Pool 4% 4/1/2052	33,869	32,212
Freddie Mac Gold Pool 4% 4/1/2052	24,904	23,685
Freddie Mac Gold Pool 4% 5/1/2038	97,326	95,035
Freddie Mac Gold Pool 4% 5/1/2042	6,098	5,903
Freddie Mac Gold Pool 4% 5/1/2043	4,429	4,256
Freddie Mac Gold Pool 4% 5/1/2045	29,960	28,962
Freddie Mac Gold Pool 4% 5/1/2045	8,027	7,672
Freddie Mac Gold Pool 4% 5/1/2048	122,927	117,080
Freddie Mac Gold Pool 4% 6/1/2038	4,155	4,057
Freddie Mac Gold Pool 4% 6/1/2038	3,068	2,996
Freddie Mac Gold Pool 4% 6/1/2041	1,989	1,921
Freddie Mac Gold Pool 4% 6/1/2045	5,270	5,062
Freddie Mac Gold Pool 4% 6/1/2047	353,033	336,794
Freddie Mac Gold Pool 4% 6/1/2047	24,576	23,453
Freddie Mac Gold Pool 4% 6/1/2052	18,550	17,671
Freddie Mac Gold Pool 4% 7/1/2042	75,441	72,661
Freddie Mac Gold Pool 4% 7/1/2043	9,818	9,435
Freddie Mac Gold Pool 4% 7/1/2043	8,083	7,783
Freddie Mac Gold Pool 4% 7/1/2043	4,469	4,303
Freddie Mac Gold Pool 4% 7/1/2043	2,497	2,395
Freddie Mac Gold Pool 4% 7/1/2045	13,035	12,514
Freddie Mac Gold Pool 4% 7/1/2052	30,664	29,210
Freddie Mac Gold Pool 4% 8/1/2038	20,918	20,426
Freddie Mac Gold Pool 4% 8/1/2038	15,597	15,230
Freddie Mac Gold Pool 4% 8/1/2043	4,735	4,546
Freddie Mac Gold Pool 4% 8/1/2052	19,187	18,278
Freddie Mac Gold Pool 4% 9/1/2041	5,615	5,429
Freddie Mac Gold Pool 4% 9/1/2041	2,054	1,986
Freddie Mac Gold Pool 4% 9/1/2041	1,497	1,453
Freddie Mac Gold Pool 4% 9/1/2042	31,323	30,232
Freddie Mac Gold Pool 4% 9/1/2042	5,883	5,695
Freddie Mac Gold Pool 4% 9/1/2043	7,599	7,310
Freddie Mac Gold Pool 4% 9/1/2043	7,120	6,844
Freddie Mac Gold Pool 4% 9/1/2043	6,805	6,546
Freddie Mac Gold Pool 4% 9/1/2043	6,009	5,769
Freddie Mac Gold Pool 4% 9/1/2043	4,800	4,605
Freddie Mac Gold Pool 4% 9/1/2044	4,318	4,145
Freddie Mac Gold Pool 4% 9/1/2051	35,701	34,018
Freddie Mac Gold Pool 4.5% 1/1/2040	1,721	1,704
Freddie Mac Gold Pool 4.5% 1/1/2041	1,060	1,049
Freddie Mac Gold Pool 4.5% 1/1/2042	53,582	52,974
Freddie Mac Gold Pool 4.5% 1/1/2047	4,172	4,092
Freddie Mac Gold Pool 4.5% 10/1/2039	10,438	10,329
Freddie Mac Gold Pool 4.5% 10/1/2039	2,580	2,551
Freddie Mac Gold Pool 4.5% 10/1/2039	998	988
Freddie Mac Gold Pool 4.5% 10/1/2040	5,147	5,087
Freddie Mac Gold Pool 4.5% 10/1/2040	2,570	2,539
Freddie Mac Gold Pool 4.5% 10/1/2041	13,496	13,333
Freddie Mac Gold Pool 4.5% 10/1/2048	71,297	69,860
Freddie Mac Gold Pool 4.5% 10/1/2048	11,498	11,198
Freddie Mac Gold Pool 4.5% 11/1/2040	1,191	1,178
Freddie Mac Gold Pool 4.5% 12/1/2040	1,947	1,924
Freddie Mac Gold Pool 4.5% 12/1/2040	1,691	1,670
Freddie Mac Gold Pool 4.5% 12/1/2044	3,633	3,574
Freddie Mac Gold Pool 4.5% 12/1/2045	9,622	9,524
Freddie Mac Gold Pool 4.5% 12/1/2046	4,234	4,153
Freddie Mac Gold Pool 4.5% 2/1/2041	7,826	7,740
Freddie Mac Gold Pool 4.5% 2/1/2041	2,235	2,207
Freddie Mac Gold Pool 4.5% 2/1/2041	2,224	2,196
Freddie Mac Gold Pool 4.5% 2/1/2041	2,077	2,053
Freddie Mac Gold Pool 4.5% 2/1/2041	1,348	1,334
Freddie Mac Gold Pool 4.5% 2/1/2041	955	943
Freddie Mac Gold Pool 4.5% 2/1/2047	16,001	15,694
Freddie Mac Gold Pool 4.5% 3/1/2041	20,293	20,058
Freddie Mac Gold Pool 4.5% 3/1/2041	8,498	8,400
Freddie Mac Gold Pool 4.5% 3/1/2041	2,175	2,151
Freddie Mac Gold Pool 4.5% 3/1/2041	1,903	1,880
Freddie Mac Gold Pool 4.5% 4/1/2041	26,207	25,906
Freddie Mac Gold Pool 4.5% 4/1/2041	3,021	2,983
Freddie Mac Gold Pool 4.5% 4/1/2041	2,938	2,903
Freddie Mac Gold Pool 4.5% 5/1/2035	878	873
Freddie Mac Gold Pool 4.5% 5/1/2039	6,758	6,698
Freddie Mac Gold Pool 4.5% 5/1/2041	3,156	3,116
Freddie Mac Gold Pool 4.5% 5/1/2041	2,104	2,079
Freddie Mac Gold Pool 4.5% 5/1/2045	17,061	16,792
Freddie Mac Gold Pool 4.5% 5/1/2047	48,405	47,430
Freddie Mac Gold Pool 4.5% 5/1/2047	35,636	34,918
Freddie Mac Gold Pool 4.5% 5/1/2047	16,688	16,352
Freddie Mac Gold Pool 4.5% 6/1/2038	1,059	1,052
Freddie Mac Gold Pool 4.5% 6/1/2041	2,886	2,856
Freddie Mac Gold Pool 4.5% 6/1/2041	2,414	2,385
Freddie Mac Gold Pool 4.5% 6/1/2041	2,034	2,012
Freddie Mac Gold Pool 4.5% 6/1/2041	958	949
Freddie Mac Gold Pool 4.5% 6/1/2047	69,403	68,004
Freddie Mac Gold Pool 4.5% 6/1/2047	18,995	18,624
Freddie Mac Gold Pool 4.5% 7/1/2040	3,824	3,783
Freddie Mac Gold Pool 4.5% 7/1/2040	1,778	1,758
Freddie Mac Gold Pool 4.5% 7/1/2040	1,506	1,490
Freddie Mac Gold Pool 4.5% 7/1/2047	33,401	32,759
Freddie Mac Gold Pool 4.5% 7/1/2047	29,430	28,837
Freddie Mac Gold Pool 4.5% 7/1/2047	15,228	14,930
Freddie Mac Gold Pool 4.5% 8/1/2033	392	390
Freddie Mac Gold Pool 4.5% 8/1/2040	1,344	1,329
Freddie Mac Gold Pool 4.5% 8/1/2041	9,097	8,993
Freddie Mac Gold Pool 4.5% 8/1/2041	1,425	1,408
Freddie Mac Gold Pool 4.5% 8/1/2041	1,052	1,041
Freddie Mac Gold Pool 4.5% 8/1/2052	44,375	43,011
Freddie Mac Gold Pool 4.5% 9/1/2039	5,053	5,013
Freddie Mac Gold Pool 4.5% 9/1/2040	2,464	2,436
Freddie Mac Gold Pool 4.5% 9/1/2041	22,535	22,293
Freddie Mac Gold Pool 4.5% 9/1/2041	12,468	12,326
Freddie Mac Gold Pool 4.5% 9/1/2041	10,048	9,931
Freddie Mac Gold Pool 5% 1/1/2035	9,137	9,208
Freddie Mac Gold Pool 5% 1/1/2037	415	419
Freddie Mac Gold Pool 5% 1/1/2040	4,024	4,059
Freddie Mac Gold Pool 5% 1/1/2053	335,811	334,758
Freddie Mac Gold Pool 5% 10/1/2033	1,090	1,098
Freddie Mac Gold Pool 5% 10/1/2033	781	787
Freddie Mac Gold Pool 5% 10/1/2052	143,095	142,869
Freddie Mac Gold Pool 5% 11/1/2035	647	653
Freddie Mac Gold Pool 5% 11/1/2052	676,749	675,684
Freddie Mac Gold Pool 5% 11/1/2052	235,459	235,383
Freddie Mac Gold Pool 5% 12/1/2033	450	454
Freddie Mac Gold Pool 5% 12/1/2035	1,718	1,733
Freddie Mac Gold Pool 5% 12/1/2052	514,612	513,802
Freddie Mac Gold Pool 5% 12/1/2052	381,517	380,678
Freddie Mac Gold Pool 5% 12/1/2052	350,776	349,456
Freddie Mac Gold Pool 5% 12/1/2052	100,048	99,671
Freddie Mac Gold Pool 5% 12/1/2054	2,537,787	2,522,689
Freddie Mac Gold Pool 5% 4/1/2034	367	370
Freddie Mac Gold Pool 5% 4/1/2035	2,494	2,514
Freddie Mac Gold Pool 5% 4/1/2035	967	975
Freddie Mac Gold Pool 5% 4/1/2035	664	670
Freddie Mac Gold Pool 5% 4/1/2036	5,597	5,645
Freddie Mac Gold Pool 5% 4/1/2040	6,289	6,343
Freddie Mac Gold Pool 5% 5/1/2034	434	438
Freddie Mac Gold Pool 5% 5/1/2034	213	215
Freddie Mac Gold Pool 5% 5/1/2035	2,427	2,447
Freddie Mac Gold Pool 5% 6/1/2035	452	456
Freddie Mac Gold Pool 5% 6/1/2035	203	205
Freddie Mac Gold Pool 5% 6/1/2040	3,731	3,763
Freddie Mac Gold Pool 5% 6/1/2040	3,179	3,206
Freddie Mac Gold Pool 5% 6/1/2041	92,116	92,907
Freddie Mac Gold Pool 5% 6/1/2052	1,854,385	1,856,101
Freddie Mac Gold Pool 5% 7/1/2035	15,776	15,905
Freddie Mac Gold Pool 5% 7/1/2035	2,167	2,185
Freddie Mac Gold Pool 5% 7/1/2041	1,840	1,856
Freddie Mac Gold Pool 5% 7/1/2041	1,509	1,522
Freddie Mac Gold Pool 5% 7/1/2041	679	684
Freddie Mac Gold Pool 5% 8/1/2033	263	265
Freddie Mac Gold Pool 5% 8/1/2034	3,850	3,880
Freddie Mac Gold Pool 5% 8/1/2035	284	287
Freddie Mac Gold Pool 5% 8/1/2040	3,134	3,162
Freddie Mac Gold Pool 5% 9/1/2033	884	891
Freddie Mac Gold Pool 5% 9/1/2035	1,594	1,607
Freddie Mac Gold Pool 5% 9/1/2052	141,953	141,863
Freddie Mac Gold Pool 5.5% 1/1/2055	1,735,790	1,765,509
Freddie Mac Gold Pool 5.5% 11/1/2052	793,808	810,872
Freddie Mac Gold Pool 5.5% 2/1/2054	200,150	202,139
Freddie Mac Gold Pool 5.5% 3/1/2053 (f)(g)	1,090,506	1,114,289
Freddie Mac Gold Pool 5.5% 4/1/2053	187,351	191,320
Freddie Mac Gold Pool 5.5% 5/1/2039	4,823,934	4,956,290
Freddie Mac Gold Pool 5.5% 5/1/2053	525,803	534,312
Freddie Mac Gold Pool 5.5% 9/1/2053	3,415,054	3,481,123
Freddie Mac Gold Pool 5.5% 9/1/2054	1,594,205	1,624,489
Freddie Mac Gold Pool 6% 1/1/2032	219	224
Freddie Mac Gold Pool 6% 1/1/2032	134	138
Freddie Mac Gold Pool 6% 10/1/2032	107	110
Freddie Mac Gold Pool 6% 10/1/2054	1,222,063	1,270,705
Freddie Mac Gold Pool 6% 11/1/2031	143	146
Freddie Mac Gold Pool 6% 11/1/2032	1,203	1,235
Freddie Mac Gold Pool 6% 11/1/2053	265,643	274,141
Freddie Mac Gold Pool 6% 12/1/2032	56	58
Freddie Mac Gold Pool 6% 12/1/2037	3,312	3,448
Freddie Mac Gold Pool 6% 12/1/2037	903	938
Freddie Mac Gold Pool 6% 12/1/2052	252,500	261,899
Freddie Mac Gold Pool 6% 3/1/2053	977,165	1,016,060
Freddie Mac Gold Pool 6% 4/1/2031	111	113
Freddie Mac Gold Pool 6% 4/1/2033	375	385
Freddie Mac Gold Pool 6% 4/1/2039	990,861	1,024,510
Freddie Mac Gold Pool 6% 4/1/2054 (h)	15,344,701	15,941,093
Freddie Mac Gold Pool 6% 5/1/2033	2,575	2,635
Freddie Mac Gold Pool 6% 5/1/2054	1,763,633	1,835,486
Freddie Mac Gold Pool 6% 6/1/2031	39	39
Freddie Mac Gold Pool 6% 7/1/2032	287	294
Freddie Mac Gold Pool 6% 7/1/2033	374	385
Freddie Mac Gold Pool 6% 7/1/2039	2,275,905	2,344,660
Freddie Mac Gold Pool 6% 8/1/2037	2,912	3,021
Freddie Mac Gold Pool 6% 8/1/2055	1,166,026	1,211,709
Freddie Mac Gold Pool 6% 9/1/2033	2,222	2,284
Freddie Mac Gold Pool 6% 9/1/2039	613,319	633,074
Freddie Mac Gold Pool 6% 9/1/2054	890,119	926,384
Freddie Mac Gold Pool 6% 9/1/2054	235,881	244,367
Freddie Mac Gold Pool 6.5% 1/1/2032	898	933
Freddie Mac Gold Pool 6.5% 1/1/2054	1,040,701	1,095,916
Freddie Mac Gold Pool 6.5% 10/1/2032	684	711
Freddie Mac Gold Pool 6.5% 10/1/2053	243,365	256,353
Freddie Mac Gold Pool 6.5% 12/1/2054	1,986,976	2,106,833
Freddie Mac Gold Pool 6.5% 3/1/2036	7,515	7,806
Freddie Mac Gold Pool 6.5% 4/1/2032	81	85
Freddie Mac Gold Pool 6.5% 6/1/2054	5,843,766	6,164,767
Freddie Mac Gold Pool 6.5% 6/1/2054	2,246,617	2,375,641
Freddie Mac Gold Pool 6.5% 7/1/2032	22	21
Freddie Mac Gold Pool 6.5% 7/1/2054	28,237	29,923
Freddie Mac Gold Pool 6.5% 7/1/2055	2,931,082	3,097,584
Freddie Mac Gold Pool 6.5% 7/1/2055	592,135	623,921
Freddie Mac Gold Pool 6.5% 8/1/2032	312	325
Freddie Mac Gold Pool 6.5% 8/1/2032	221	229
Freddie Mac Gold Pool 6.5% 8/1/2032	212	220
Freddie Mac Gold Pool 6.5% 9/1/2039	11,456	12,055
Freddie Mac Gold Pool 6.5% 9/1/2053	282,033	297,525
Freddie Mac Gold Pool 6.5% 9/1/2054	2,684,540	2,837,875
Freddie Mac Gold Pool 6.5% 9/1/2054	1,600,144	1,695,666
Freddie Mac Gold Pool 7% 1/1/2036	443	468
Freddie Mac Gold Pool 7% 1/1/2054	748,787	800,113
Freddie Mac Gold Pool 7% 1/1/2054	500,418	535,697
Freddie Mac Gold Pool 7% 1/1/2054	274,513	293,415
Freddie Mac Gold Pool 7% 10/1/2053	6,520	6,922
Freddie Mac Gold Pool 7% 11/1/2034	745	788
Freddie Mac Gold Pool 7% 11/1/2034	653	691
Freddie Mac Gold Pool 7% 12/1/2053	39,039	41,567
Freddie Mac Gold Pool 7% 4/1/2032	257	271
Freddie Mac Gold Pool 7% 7/1/2029	1,011	1,068
Freddie Mac Gold Pool 7% 7/1/2054	17,271	18,494
Freddie Mac Gold Pool 7% 8/1/2026	4	3
Freddie Mac Gold Pool 7% 9/1/2026	22	21
Freddie Mac Gold Pool 7% 9/1/2035	1,864	1,970
Freddie Mac Gold Pool 8% 8/1/2030	69	71
Freddie Mac Gold Pool 8.5% 8/1/2027	15	14
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	3,743,157	3,881,329
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	4,581,887	4,748,155
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	511,315	539,402
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	473,925	500,699
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	143,319	151,964
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 5.616% 1/1/2036 (b)(c)	1,963	1,999
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.979% 3/1/2036 (b)(c)	1,001	1,021
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 5.85% 3/1/2036 (b)(c)	1,283	1,313
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.915% 7/1/2036 (b)(c)	8,409	8,638
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.211% 12/1/2040 (b)(c)	10,633	11,066
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.375% 7/1/2041 (b)(c)	1,700	1,769
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.434% 9/1/2041 (b)(c)	21,400	22,281
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 5.989% 4/1/2036 (b)(c)	904	933
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.005% 4/1/2041 (b)(c)	450	468
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.38% 10/1/2041 (b)(c)	25,449	26,572
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (b)(c)	2,491	2,603
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.205% 5/1/2041 (b)(c)	5,760	6,003
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.454% 5/1/2041 (b)(c)	3,434	3,580
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (b)(c)	499	521
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.542% 6/1/2041 (b)(c)	6,278	6,556
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.9451%, 6.493% 10/1/2042 (b)(c)	10,143	10,609
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 6.227% 4/1/2038 (b)(c)	742	772
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (b)(c)	24	24
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (b)(c)	4,456	4,629
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 5.805% 6/1/2033 (b)(c)	8,730	8,918
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.23%, 5.73% 4/1/2034 (b)(c)	3,040	3,123
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2598%, 6.147% 6/1/2033 (b)(c)	1,738	1,779
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.329% 3/1/2035 (b)(c)	3,620	3,723
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.548%, 6.548% 7/1/2035 (b)(c)	5,735	5,928
Freddie Mac Non Gold Pool 5.5% 4/1/2055	1,805,889	1,839,630
Freddie Mac Non Gold Pool 5.5% 7/1/2053	2,974,264	3,025,187
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,305,899	1,331,114
Freddie Mac Non Gold Pool 5.5% 8/1/2053	360,742	367,707
Freddie Mac Non Gold Pool 5.5% 8/1/2053	361,478	367,667
Freddie Mac Non Gold Pool 5.5% 9/1/2054	2,008,734	2,039,987
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.665% 1/1/2037 (b)(c)	2,056	2,110
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.74% 10/1/2036 (b)(c)	5,855	5,997
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.915% 7/1/2035 (b)(c)	1,463	1,496
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.993%, 6.093% 10/1/2035 (b)(c)	7,119	7,319
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.01%, 6.01% 5/1/2037 (b)(c)	1,457	1,509
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.26% 6/1/2037 (b)(c)	2,977	3,087
Freddie Mac Non Gold Pool 6% 11/1/2054	969,287	1,004,763
Freddie Mac Non Gold Pool 6% 6/1/2053	312,854	324,403
Freddie Mac Non Gold Pool 6% 6/1/2053	292,657	302,912
Freddie Mac Non Gold Pool 6% 6/1/2054	2,614,754	2,709,638
Freddie Mac Non Gold Pool 6% 7/1/2053	294,756	305,637
Freddie Mac Non Gold Pool 6% 9/1/2053	502,873	518,961
Freddie Mac Non Gold Pool 6.5% 1/1/2055	2,957,841	3,113,848
Freddie Mac Non Gold Pool 6.5% 1/1/2055	200,943	212,938
Freddie Mac Non Gold Pool 6.5% 11/1/2054	84,812	89,848
Freddie Mac Non Gold Pool 6.5% 2/1/2055	222,656	235,947
Ginnie Mae I Pool 2.5% 1/20/2052	1,396,949	1,193,484
Ginnie Mae I Pool 2.5% 12/20/2051	2,135,827	1,824,746
Ginnie Mae I Pool 2.5% 12/20/2051	1,135,539	970,149
Ginnie Mae I Pool 2.5% 12/20/2051	625,343	533,481
Ginnie Mae I Pool 2.5% 8/20/2051	2,952,105	2,518,443
Ginnie Mae I Pool 3% 12/15/2042	19,641	17,923
Ginnie Mae I Pool 3% 12/20/2042	24,032	21,851
Ginnie Mae I Pool 3% 2/15/2045	10,712	9,701
Ginnie Mae I Pool 3% 2/20/2050	79,351	70,588
Ginnie Mae I Pool 3% 3/20/2043	15,828	14,399
Ginnie Mae I Pool 3% 3/20/2043	6,551	5,966
Ginnie Mae I Pool 3% 4/15/2045	6,386	5,763
Ginnie Mae I Pool 3% 5/15/2042	2,940	2,695
Ginnie Mae I Pool 3% 6/15/2043	2,418	2,211
Ginnie Mae I Pool 3.5% 1/15/2043	9,859	9,234
Ginnie Mae I Pool 3.5% 10/20/2052	1,342,863	1,221,450
Ginnie Mae I Pool 3.5% 11/15/2042	21,820	20,442
Ginnie Mae I Pool 3.5% 12/15/2041	8,452	7,924
Ginnie Mae I Pool 3.5% 12/15/2041	7,918	7,416
Ginnie Mae I Pool 3.5% 12/20/2049	9,803	9,035
Ginnie Mae I Pool 3.5% 12/20/2049	3,493	3,224
Ginnie Mae I Pool 3.5% 12/20/2049	3,038	2,795
Ginnie Mae I Pool 3.5% 12/20/2049	1,045	962
Ginnie Mae I Pool 3.5% 2/15/2042	9,222	8,660
Ginnie Mae I Pool 3.5% 2/15/2042	3,157	2,965
Ginnie Mae I Pool 3.5% 2/15/2043	42,359	39,778
Ginnie Mae I Pool 3.5% 2/15/2044	6,606	6,147
Ginnie Mae I Pool 3.5% 2/20/2043	12,574	11,754
Ginnie Mae I Pool 3.5% 3/20/2043	5,517	5,158
Ginnie Mae I Pool 3.5% 4/15/2043	35,977	33,785
Ginnie Mae I Pool 3.5% 4/15/2043	7,003	6,538
Ginnie Mae I Pool 3.5% 6/20/2046	13,618	12,556
Ginnie Mae I Pool 3.5% 7/15/2042	6,100	5,718
Ginnie Mae I Pool 3.5% 7/15/2042	2,068	1,939
Ginnie Mae I Pool 3.5% 7/20/2043	11,616	10,805
Ginnie Mae I Pool 3.5% 7/20/2046	122,817	113,482
Ginnie Mae I Pool 3.5% 7/20/2052	7,166,960	6,523,449
Ginnie Mae I Pool 3.5% 8/20/2052	4,263,978	3,881,121
Ginnie Mae I Pool 3.5% 9/20/2052	2,276,071	2,071,706
Ginnie Mae I Pool 4% 1/15/2041	7,737	7,445
Ginnie Mae I Pool 4% 1/15/2047	5,662	5,374
Ginnie Mae I Pool 4% 1/15/2047	5,455	5,178
Ginnie Mae I Pool 4% 1/15/2047	4,199	3,985
Ginnie Mae I Pool 4% 1/15/2047	2,001	1,899
Ginnie Mae I Pool 4% 10/15/2040	9,123	8,781
Ginnie Mae I Pool 4% 10/15/2040	7,666	7,386
Ginnie Mae I Pool 4% 10/15/2040	7,426	7,150
Ginnie Mae I Pool 4% 10/15/2041	16,451	15,798
Ginnie Mae I Pool 4% 10/15/2041	7,859	7,555
Ginnie Mae I Pool 4% 10/15/2041	5,817	5,595
Ginnie Mae I Pool 4% 10/15/2041	4,161	4,002
Ginnie Mae I Pool 4% 10/15/2041	2,992	2,875
Ginnie Mae I Pool 4% 10/20/2042	28,367	27,117
Ginnie Mae I Pool 4% 10/20/2052	1,598,162	1,505,297
Ginnie Mae I Pool 4% 11/15/2040	2,269	2,183
Ginnie Mae I Pool 4% 11/15/2041	14,707	14,136
Ginnie Mae I Pool 4% 12/15/2040	1,061	1,025
Ginnie Mae I Pool 4% 12/15/2041	5,944	5,717
Ginnie Mae I Pool 4% 12/15/2041	4,801	4,609
Ginnie Mae I Pool 4% 2/15/2042	2,090	2,007
Ginnie Mae I Pool 4% 2/15/2045	7,500	7,159
Ginnie Mae I Pool 4% 3/15/2040	33,658	32,424
Ginnie Mae I Pool 4% 3/15/2041	16,736	16,114
Ginnie Mae I Pool 4% 3/15/2042	7,215	6,927
Ginnie Mae I Pool 4% 4/15/2046	46,753	44,598
Ginnie Mae I Pool 4% 4/20/2048	6,139	5,806
Ginnie Mae I Pool 4% 4/20/2048	5,846	5,528
Ginnie Mae I Pool 4% 5/15/2045	7,021	6,692
Ginnie Mae I Pool 4% 5/20/2049	11,049	10,390
Ginnie Mae I Pool 4% 6/15/2045	1,871	1,787
Ginnie Mae I Pool 4% 7/15/2045	5,113	4,872
Ginnie Mae I Pool 4% 7/15/2046	3,799	3,608
Ginnie Mae I Pool 4% 8/15/2039	1,231	1,189
Ginnie Mae I Pool 4% 9/15/2041	6,594	6,338
Ginnie Mae I Pool 4.5% 12/15/2039	1,441	1,426
Ginnie Mae I Pool 4.5% 2/15/2040	3,631	3,588
Ginnie Mae I Pool 4.5% 2/15/2040	2,719	2,689
Ginnie Mae I Pool 4.5% 3/15/2040	9,860	9,743
Ginnie Mae I Pool 4.5% 3/15/2041	22,763	22,462
Ginnie Mae I Pool 4.5% 4/15/2040	4,381	4,332
Ginnie Mae I Pool 4.5% 4/20/2053	972,219	942,279
Ginnie Mae I Pool 4.5% 4/20/2056	9,514,372	9,159,680
Ginnie Mae I Pool 4.5% 5/15/2039	766	758
Ginnie Mae I Pool 4.5% 5/15/2040	4,773	4,716
Ginnie Mae I Pool 4.5% 6/15/2039	2,605	2,578
Ginnie Mae I Pool 4.5% 6/15/2039	2,513	2,485
Ginnie Mae I Pool 4.5% 6/15/2040	19,532	19,268
Ginnie Mae I Pool 4.5% 6/15/2040	10,939	10,811
Ginnie Mae I Pool 4.5% 6/15/2040	5,187	5,124
Ginnie Mae I Pool 4.5% 6/15/2040	2,855	2,822
Ginnie Mae I Pool 4.5% 6/15/2040	2,846	2,812
Ginnie Mae I Pool 4.5% 6/15/2040	2,458	2,428
Ginnie Mae I Pool 4.5% 6/15/2040	2,242	2,215
Ginnie Mae I Pool 4.5% 6/15/2041	36,078	35,621
Ginnie Mae I Pool 4.5% 7/15/2039	1,955	1,933
Ginnie Mae I Pool 4.5% 7/15/2040	8,310	8,211
Ginnie Mae I Pool 4.5% 7/15/2040	7,609	7,519
Ginnie Mae I Pool 4.5% 7/15/2040	5,831	5,763
Ginnie Mae I Pool 4.5% 7/15/2040	4,424	4,372
Ginnie Mae I Pool 4.5% 7/15/2040	4,102	4,054
Ginnie Mae I Pool 4.5% 7/15/2040	3,774	3,729
Ginnie Mae I Pool 4.5% 8/15/2039	21,570	21,328
Ginnie Mae I Pool 4.5% 8/15/2039	13,808	13,653
Ginnie Mae I Pool 4.5% 8/15/2039	11,246	11,121
Ginnie Mae I Pool 4.5% 8/15/2039	4,495	4,444
Ginnie Mae I Pool 4.5% 9/15/2039	4,060	4,014
Ginnie Mae I Pool 4.5% 9/15/2039	2,043	2,020
Ginnie Mae I Pool 5% 10/15/2039	1,543	1,559
Ginnie Mae I Pool 5% 12/15/2039	1,558	1,575
Ginnie Mae I Pool 5% 4/15/2040	14,674	14,832
Ginnie Mae I Pool 5% 4/15/2040	10,403	10,514
Ginnie Mae I Pool 5% 4/15/2041	1,983	2,002
Ginnie Mae I Pool 5% 4/20/2048	134,778	135,734
Ginnie Mae I Pool 5% 5/15/2039	3,573	3,613
Ginnie Mae I Pool 5% 5/15/2039	1,569	1,585
Ginnie Mae I Pool 5% 6/15/2040	32,299	32,646
Ginnie Mae I Pool 5% 7/15/2039	2,729	2,759
Ginnie Mae I Pool 5% 8/15/2039	1,316	1,330
Ginnie Mae I Pool 5% 8/15/2040	2,817	2,848
Ginnie Mae I Pool 5% 8/15/2040	2,266	2,291
Ginnie Mae I Pool 5% 8/15/2040	2,108	2,130
Ginnie Mae I Pool 5% 9/15/2039	8,647	8,738
Ginnie Mae I Pool 5% 9/15/2039	1,267	1,280
Ginnie Mae I Pool 5% 9/15/2041	24,162	24,420
Ginnie Mae I Pool 5.47% 8/20/2059 (c)(d)	172	170
Ginnie Mae I Pool 5.5% 1/15/2039	1,475	1,511
Ginnie Mae I Pool 5.5% 10/15/2035	1,184	1,215
Ginnie Mae I Pool 5.5% 3/20/2054	1,928,517	1,957,295
Ginnie Mae I Pool 5.5% 9/15/2039	7,522	7,712
Ginnie Mae I Pool 5.5% 9/15/2039	4,748	4,868
Ginnie Mae I Pool 6% 5/15/2040	18,535	19,146
Ginnie Mae I Pool 6% 6/15/2036	124,440	128,657
Ginnie Mae I Pool 6.5% 9/15/2034	328	343
Ginnie Mae I Pool 7% 1/15/2032	149	153
Ginnie Mae I Pool 7% 10/15/2028	44	45
Ginnie Mae I Pool 7% 4/15/2028	18	18
Ginnie Mae I Pool 7% 4/15/2032	15	15
Ginnie Mae I Pool 7% 4/20/2032	1,431	1,480
Ginnie Mae I Pool 7% 6/15/2028	20	21
Ginnie Mae I Pool 7% 6/15/2031	109	112
Ginnie Mae I Pool 7% 7/15/2028	21	21
Ginnie Mae I Pool 7% 8/15/2032	31	31
Ginnie Mae I Pool 7% 9/15/2028	19	20
Ginnie Mae I Pool 7.5% 1/15/2031	10	11
Ginnie Mae I Pool 7.5% 3/15/2028	309	313
Ginnie Mae I Pool 7.5% 4/15/2027	5	5
Ginnie Mae I Pool 7.5% 6/15/2027	13	13
Ginnie Mae I Pool 7.5% 8/15/2028	10	10
Ginnie Mae I Pool 7.5% 9/15/2027	27	28
Ginnie Mae I Pool 8% 7/15/2027	5	5
Ginnie Mae I Pool 8.5% 7/15/2030	7	8
Ginnie Mae I Pool 8.5% 8/15/2029	5	5
Ginnie Mae II Pool 2% 10/20/2050	8,171,348	6,716,155
Ginnie Mae II Pool 2% 11/20/2050	2,121,136	1,743,394
Ginnie Mae II Pool 2% 12/20/2050	3,969,848	3,262,878
Ginnie Mae II Pool 2% 2/20/2051	924,399	759,489
Ginnie Mae II Pool 2% 4/20/2051	81,471	66,937
Ginnie Mae II Pool 2% 6/1/2056 (e)	46,275,000	37,976,717
Ginnie Mae II Pool 2% 9/20/2050	4,778,265	3,927,328
Ginnie Mae II Pool 2.5% 12/20/2050	146,187	125,398
Ginnie Mae II Pool 2.5% 12/20/2051	4,327,836	3,706,958
Ginnie Mae II Pool 2.5% 2/20/2052	8,791,613	7,530,355
Ginnie Mae II Pool 2.5% 3/20/2052	26,013,322	22,281,412
Ginnie Mae II Pool 2.5% 6/1/2056 (e)	15,600,000	13,351,466
Ginnie Mae II Pool 2.5% 6/20/2051	537,443	460,508
Ginnie Mae II Pool 2.5% 7/20/2051	1,333,519	1,142,627
Ginnie Mae II Pool 2.5% 8/20/2050	450,213	385,836
Ginnie Mae II Pool 3% 1/20/2032	310,397	301,500
Ginnie Mae II Pool 3% 1/20/2043	128,357	117,259
Ginnie Mae II Pool 3% 10/20/2031	102,736	99,910
Ginnie Mae II Pool 3% 10/20/2043	10,353	9,430
Ginnie Mae II Pool 3% 11/20/2031	110,223	107,105
Ginnie Mae II Pool 3% 12/20/2031	167,041	162,382
Ginnie Mae II Pool 3% 12/20/2042	11,269	10,295
Ginnie Mae II Pool 3% 12/20/2046	2,477,625	2,237,914
Ginnie Mae II Pool 3% 2/20/2031	12,717	12,410
Ginnie Mae II Pool 3% 3/20/2031	25,771	25,136
Ginnie Mae II Pool 3% 3/20/2050	744,080	663,952
Ginnie Mae II Pool 3% 4/20/2031	96,601	94,173
Ginnie Mae II Pool 3% 4/20/2052	3,704,185	3,296,898
Ginnie Mae II Pool 3% 5/20/2031	211,437	206,033
Ginnie Mae II Pool 3% 5/20/2051	528,102	470,407
Ginnie Mae II Pool 3% 6/20/2050	6,625	5,911
Ginnie Mae II Pool 3% 6/20/2051	140,006	124,645
Ginnie Mae II Pool 3% 7/20/2031	2,718	2,646
Ginnie Mae II Pool 3% 7/20/2051	177,131	157,779
Ginnie Mae II Pool 3% 8/20/2031	32,430	31,563
Ginnie Mae II Pool 3% 8/20/2051	210,488	187,492
Ginnie Mae II Pool 3% 9/20/2031	12,983	12,631
Ginnie Mae II Pool 3.5% 11/20/2041	52,556	49,498
Ginnie Mae II Pool 3.5% 12/20/2041	22,686	21,366
Ginnie Mae II Pool 3.5% 2/20/2043	10,402	9,755
Ginnie Mae II Pool 3.5% 3/20/2043	12,764	11,967
Ginnie Mae II Pool 3.5% 3/20/2044	1,933	1,806
Ginnie Mae II Pool 3.5% 4/20/2043	13,819	12,953
Ginnie Mae II Pool 3.5% 5/20/2043	131,819	123,011
Ginnie Mae II Pool 3.5% 6/20/2043	25,989	24,348
Ginnie Mae II Pool 3.5% 9/20/2043	153,240	143,414
Ginnie Mae II Pool 4% 1/20/2042	6,879	6,606
Ginnie Mae II Pool 4% 10/20/2040	7,298	7,024
Ginnie Mae II Pool 4% 10/20/2041	121,688	116,907
Ginnie Mae II Pool 4% 10/20/2044	74,394	71,020
Ginnie Mae II Pool 4% 11/20/2040	91,894	88,409
Ginnie Mae II Pool 4% 11/20/2041	4,052	3,893
Ginnie Mae II Pool 4% 11/20/2044	160,141	152,831
Ginnie Mae II Pool 4% 12/20/2044	4,335	4,137
Ginnie Mae II Pool 4% 2/20/2041	1,968	1,894
Ginnie Mae II Pool 4% 3/20/2041	7,702	7,409
Ginnie Mae II Pool 4% 3/20/2047	296,677	282,498
Ginnie Mae II Pool 4% 4/20/2042	24,736	23,741
Ginnie Mae II Pool 4% 5/20/2046	22,953	21,846
Ginnie Mae II Pool 4% 6/20/2045	72,502	69,129
Ginnie Mae II Pool 4% 7/20/2044	4,004	3,825
Ginnie Mae II Pool 4% 8/20/2043	9,207	8,813
Ginnie Mae II Pool 4% 8/20/2044	10,350	9,884
Ginnie Mae II Pool 4% 8/20/2045	238,395	227,105
Ginnie Mae II Pool 4% 9/20/2040	33,379	32,122
Ginnie Mae II Pool 4.5% 1/20/2041	8,417	8,301
Ginnie Mae II Pool 4.5% 10/20/2039	1,317	1,279
Ginnie Mae II Pool 4.5% 10/20/2040	18,523	17,976
Ginnie Mae II Pool 4.5% 10/20/2040	1,796	1,772
Ginnie Mae II Pool 4.5% 11/20/2040	7,793	7,553
Ginnie Mae II Pool 4.5% 11/20/2040	1,810	1,785
Ginnie Mae II Pool 4.5% 12/20/2039	7,322	7,111
Ginnie Mae II Pool 4.5% 12/20/2040	3,719	3,605
Ginnie Mae II Pool 4.5% 2/20/2041	30,394	29,975
Ginnie Mae II Pool 4.5% 2/20/2041	321	311
Ginnie Mae II Pool 4.5% 3/20/2036	634	628
Ginnie Mae II Pool 4.5% 3/20/2041	1,988	1,960
Ginnie Mae II Pool 4.5% 4/20/2040	3,487	3,383
Ginnie Mae II Pool 4.5% 4/20/2041	18,157	17,906
Ginnie Mae II Pool 4.5% 5/20/2040	2,094	2,067
Ginnie Mae II Pool 4.5% 5/20/2041	78,632	77,538
Ginnie Mae II Pool 4.5% 6/1/2056 (e)	8,000,000	7,697,450
Ginnie Mae II Pool 4.5% 6/20/2033	282	280
Ginnie Mae II Pool 4.5% 6/20/2039	1,444	1,403
Ginnie Mae II Pool 4.5% 6/20/2040	3,376	3,279
Ginnie Mae II Pool 4.5% 6/20/2041	49,508	48,813
Ginnie Mae II Pool 4.5% 7/20/2039	266	264
Ginnie Mae II Pool 4.5% 7/20/2040	3,473	3,426
Ginnie Mae II Pool 4.5% 7/20/2040	297	288
Ginnie Mae II Pool 4.5% 9/20/2040	18,797	18,543
Ginnie Mae II Pool 5% 6/1/2056 (e)	47,200,000	46,622,168
Ginnie Mae II Pool 5% 7/1/2056 (e)	17,000,000	16,770,633
Ginnie Mae II Pool 5% 9/20/2033	12,594	12,674
Ginnie Mae II Pool 5.5% 1/20/2055	1,635,325	1,659,728
Ginnie Mae II Pool 5.5% 12/20/2054	2,022,813	2,055,527
Ginnie Mae II Pool 5.5% 6/1/2056 (e)	82,350,000	82,861,781
Ginnie Mae II Pool 5.5% 7/1/2056 (e)	54,975,000	55,224,312
Ginnie Mae II Pool 6% 11/20/2031	337	344
Ginnie Mae II Pool 6% 12/20/2054	2,400,364	2,460,041
Ginnie Mae II Pool 6% 5/20/2032	1,589	1,625
Ginnie Mae II Pool 6% 6/1/2056 (e)	36,100,000	36,776,027
Ginnie Mae II Pool 6% 7/1/2056 (e)	23,750,000	24,181,766
Ginnie Mae II Pool 6.5% 11/20/2031	62	65
Ginnie Mae II Pool 6.5% 3/20/2031	73	76
Ginnie Mae II Pool 7% 2/20/2032	426	441
Ginnie Mae II Pool 7% 3/20/2032	221	229
Uniform Mortgage Backed Securities 2% 6/1/2056 (e)	80,175,000	64,149,397
Uniform Mortgage Backed Securities 2% 7/1/2056 (e)	64,425,000	51,529,937
Uniform Mortgage Backed Securities 2.5% 6/1/2056 (e)	9,775,000	8,186,180
Uniform Mortgage Backed Securities 3% 6/1/2056 (e)	38,825,000	33,923,344
Uniform Mortgage Backed Securities 3% 7/1/2056 (e)	15,575,000	13,599,529
Uniform Mortgage Backed Securities 3.5% 6/1/2056 (e)	5,500,000	5,001,992
Uniform Mortgage Backed Securities 4% 6/1/2056 (e)	1,775,000	1,662,606
Uniform Mortgage Backed Securities 4.5% 6/1/2056 (e)	1,900,000	1,824,594
Uniform Mortgage Backed Securities 5% 6/1/2041 (e)	5,250,000	5,277,070
Uniform Mortgage Backed Securities 5% 6/1/2056 (e)	86,450,000	85,085,715
Uniform Mortgage Backed Securities 5% 7/1/2041 (e)	2,125,000	2,133,218
Uniform Mortgage Backed Securities 5.5% 6/1/2056 (e)	20,525,000	20,624,419
Uniform Mortgage Backed Securities 6% 6/1/2056 (e)	45,150,000	46,102,385
TOTAL UNITED STATES		1,434,924,178
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,431,805,237)		1,434,924,178

U.S. Treasury Obligations - 41.7%
	Yield (%) (y)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.875% 11/15/2051	2.01 to 2.15	10,881,000	5,919,094
US Treasury Bonds 2.25% 2/15/2052	2.29 to 2.99	24,090,000	14,364,603
US Treasury Bonds 2.25% 8/15/2046	4.93	73,000	47,250
US Treasury Bonds 2.875% 5/15/2052	3.13 to 4.81	23,593,000	16,177,794
US Treasury Bonds 3.625% 2/15/2053 (f)	3.65 to 4.80	15,123,000	11,993,839
US Treasury Bonds 3.625% 5/15/2053	3.89 to 4.80	19,116,000	15,146,443
US Treasury Bonds 3.875% 5/15/2043	4.92	1,812,000	1,594,083
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	78,418,000	66,581,783
US Treasury Bonds 4.125% 8/15/2044	4.62	200,000	179,953
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	28,401,000	24,627,883
US Treasury Bonds 4.25% 2/15/2054	4.49 to 4.68	167,261,000	148,110,922
US Treasury Bonds 4.25% 8/15/2054	3.99 to 4.39	67,106,000	59,438,615
US Treasury Bonds 4.375% 8/15/2043	4.91	1,251,000	1,171,200
US Treasury Bonds 4.5% 11/15/2054	4.35 to 4.85	188,900,000	174,481,618
US Treasury Bonds 4.5% 2/15/2044	4.62 to 4.90	1,270,000	1,203,970
US Treasury Bonds 4.625% 11/15/2044	4.52 to 5.12	17,415,000	16,702,073
US Treasury Bonds 4.625% 11/15/2045	4.61 to 5.02	11,017,000	10,528,121
US Treasury Bonds 4.625% 11/15/2055	4.69 to 4.89	17,250,000	16,285,078
US Treasury Bonds 4.625% 2/15/2046	4.57 to 5.02	10,816,000	10,329,280
US Treasury Bonds 4.625% 2/15/2055	4.51 to 4.88	40,000,000	37,727,088
US Treasury Bonds 4.625% 5/15/2044	4.57 to 4.65	435,000	418,314
US Treasury Bonds 4.625% 5/15/2054	4.38 to 4.55	105,000,000	98,995,313
US Treasury Bonds 4.75% 2/15/2056	4.87 to 4.98	39,000,000	37,586,250
US Treasury Bonds 4.75% 5/15/2055	4.80 to 4.98	52,078,000	50,125,075
US Treasury Bonds 4.75% 8/15/2055	4.72 to 4.98	67,000,000	64,511,055
US Treasury Bonds 4.875% 8/15/2045	4.53 to 4.75	13,566,000	13,395,895
US Treasury Bonds 5% 5/15/2056	5.12	37,000,000	37,109,844
US Treasury Bonds 6.25% 5/15/2030	4.72	2,216,000	2,388,086
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.51 to 2.67	4,123,092	3,837,056
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.63 to 2.72	1,834,020	1,707,616
US Treasury Notes 2.875% 5/15/2032 (z)	4.70	450,000	418,324
US Treasury Notes 3.5% 1/15/2029	3.61	21,000,000	20,716,992
US Treasury Notes 3.5% 2/15/2029	3.50 to 3.60	2,630,000	2,593,221
US Treasury Notes 3.5% 3/15/2029	3.82 to 3.83	8,760,000	8,634,759
US Treasury Notes 3.625% 12/31/2030	3.74 to 3.75	27,300,000	26,726,274
US Treasury Notes 3.625% 3/31/2030	4.30 to 4.71	525,000	516,202
US Treasury Notes 3.625% 8/31/2030	3.61	25,500,000	25,009,922
US Treasury Notes 3.625% 9/30/2031	3.63 to 4.23	178,570,000	173,931,366
US Treasury Notes 3.75% 2/28/2033	3.72	200,000	193,945
US Treasury Notes 3.75% 5/31/2030	3.97 to 4.71	295,000	291,140
US Treasury Notes 3.75% 8/31/2031	3.52 to 3.74	122,370,000	119,965,620
US Treasury Notes 3.875% 12/31/2032	3.93 to 4.06	128,800,000	125,957,344
US Treasury Notes 3.875% 4/15/2029	3.81 to 3.91	7,060,000	7,026,355
US Treasury Notes 3.875% 8/15/2033	4.68	116,000	112,968
US Treasury Notes 3.875% 8/15/2034	3.82 to 4.28	133,900,000	129,483,215
US Treasury Notes 3.875% 9/30/2032	3.93	37,000,000	36,246,992
US Treasury Notes 4% 1/31/2033	3.79 to 4.00	56,335,000	55,463,568
US Treasury Notes 4% 11/15/2035	4.17 to 4.24	37,500,000	36,269,531
US Treasury Notes 4% 2/15/2034	3.93 to 4.74	10,364,000	10,140,931
US Treasury Notes 4% 2/28/2030	4.02 to 4.71	326,000	324,905
US Treasury Notes 4% 4/30/2032	3.99 to 4.11	22,100,000	21,854,828
US Treasury Notes 4% 5/31/2028	4.02	600,000	600,023
US Treasury Notes 4% 6/30/2028 (f)	3.96 to 3.97	7,000,000	6,998,086
US Treasury Notes 4% 6/30/2032	4.15	56,000,000	55,326,250
US Treasury Notes 4% 7/31/2032	4.01 to 4.11	83,020,000	81,972,521
US Treasury Notes 4.125% 11/30/2029	4.24	430,000	430,538
US Treasury Notes 4.125% 11/30/2031	4.55	20,000,000	19,943,750
US Treasury Notes 4.125% 2/15/2036	4.22 to 4.61	197,778,000	192,926,258
US Treasury Notes 4.125% 2/29/2032	4.12 to 4.20	68,440,000	68,164,636
US Treasury Notes 4.125% 3/31/2031	4.33 to 4.70	80,315,000	80,242,842
US Treasury Notes 4.125% 3/31/2032	4.09	70,000,000	69,704,688
US Treasury Notes 4.125% 4/30/2033	4.18 to 4.42	104,095,000	103,119,109
US Treasury Notes 4.125% 5/31/2032	4.05 to 4.31	103,824,000	103,307,507
US Treasury Notes 4.125% 7/31/2031	3.70 to 4.12	55,528,000	55,443,542
US Treasury Notes 4.25% 11/15/2034	4.47 to 4.54	101,100,000	100,219,324
US Treasury Notes 4.25% 2/28/2029	4.71	1,262,000	1,268,458
US Treasury Notes 4.25% 2/28/2031	4.31	4,000,000	4,018,750
US Treasury Notes 4.25% 3/31/2033	4.17	60,000	59,905
US Treasury Notes 4.25% 5/15/2035	4.48	560,000	553,744
US Treasury Notes 4.25% 6/30/2031	4.43 to 4.45	46,000,000	46,197,656
US Treasury Notes 4.25% 8/15/2035	4.08 to 4.29	190,328,000	187,986,073
US Treasury Notes 4.375% 1/31/2032	4.21	400,000	403,547
US Treasury Notes 4.375% 12/31/2029	4.39	510,000	514,801
US Treasury Notes 4.375% 5/15/2036	4.45	40,600,000	40,390,656
US Treasury Notes 4.5% 12/31/2031	4.53	115,000,000	116,751,954
US Treasury Notes 4.625% 2/15/2035	4.34 to 4.44	10,123,000	10,298,571
US Treasury Notes 4.625% 4/30/2029 (f)	4.47 to 4.72	3,030,000	3,076,634
US Treasury Notes 4.625% 4/30/2031	4.35 to 4.71	147,000,000	150,077,813
US Treasury Notes 4.625% 9/30/2028	3.83	168,000	170,212
US Treasury Notes 4.625% 9/30/2030	4.71	160,000	163,138
US Treasury Notes 4.75% 2/15/2045	4.96 to 4.97	1,350,000	1,314,510
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,330,059,717)			3,246,209,092

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (Aa)	3.67	270,719,382	270,773,526
Fidelity Securities Lending Cash Central Fund (Aa)(Ab)	3.67	16,526,101	16,527,754
TOTAL MONEY MARKET FUNDS (Cost $287,300,535)			287,301,280

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.373% and receive annually a floating rate based on US SOFR Index, expiring April 2041	3/2031	4,310,000	257,705
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.3625% and receive annually a floating rate based on US SOFR Index, expiring April 2041	3/2031	3,960,000	238,595
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.804% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	8,300,000	204,607
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.509% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	4,060,000	229,959
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	3,120,000	93,363
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.351% and receive annually a floating rate based on US SOFR Index, expiring April 2041	4/2031	4,280,000	257,404
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.466% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	15,320,000	171,018
Option on an interest rate swap with Citibank NA to receive annually a floating rate based on the US SOFR Index and pay annually a fixed rate of 3.694%, expiring December 2033	12/2028	5,500,000	177,732
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.964% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	9,300,000	235,399
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.395% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2028	26,020,000	188,086

TOTAL PURCHASED SWAPTIONS (Cost $1,967,560)			2,053,868

TOTAL INVESTMENT IN SECURITIES - 109.1% (Cost $8,567,132,201)	8,501,830,350
NET OTHER ASSETS (LIABILITIES) - (9.1)% (x)	(707,323,438)
NET ASSETS - 100.0%	7,794,506,912

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 6/1/2056	(17,000,000)	(16,791,883)
Ginnie Mae II Pool 5.5% 6/1/2056	(54,975,000)	(55,316,653)
Ginnie Mae II Pool 6% 6/1/2056	(24,000,000)	(24,449,436)
Uniform Mortgage Backed Securities 2% 6/1/2056	(73,125,000)	(58,508,571)
Uniform Mortgage Backed Securities 2.5% 6/1/2056	(9,775,000)	(8,186,180)
Uniform Mortgage Backed Securities 3% 6/1/2056	(29,075,000)	(25,404,281)
Uniform Mortgage Backed Securities 3.5% 6/1/2056	(5,500,000)	(5,001,992)
Uniform Mortgage Backed Securities 4% 6/1/2056	(1,775,000)	(1,662,606)
Uniform Mortgage Backed Securities 4.5% 6/1/2056	(3,625,000)	(3,481,133)
Uniform Mortgage Backed Securities 5% 6/1/2041	(2,125,000)	(2,135,957)
Uniform Mortgage Backed Securities 5% 6/1/2056	(50,600,000)	(49,801,471)
Uniform Mortgage Backed Securities 5.5% 6/1/2056	(5,525,000)	(5,551,762)
Uniform Mortgage Backed Securities 6% 6/1/2056	(25,300,000)	(25,833,673)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(282,125,598)

TOTAL TBA SALE COMMITMENTS (Proceeds $280,374,215)		(282,125,598)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.34% and pay annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	1,950,000	(118,768)

Call Swaptions
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.45% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	9,000,000	(532,197)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.36% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	4,200,000	(234,744)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	1,950,000	(107,380)

TOTAL CALL SWAPTIONS			(874,321)
TOTAL WRITTEN SWAPTIONS (Cost $(1,064,513))			(993,089)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ASX 10Y Australia Treasury Bond Contracts (Australia)	8	6/2026	626,909	8,286
CBOT 10Y US Treasury Notes Contracts (United States)	2,281	9/2026	250,660,516	1,724,379
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	14	9/2026	1,570,625	10,086
CBOT 2Y US Treasury Notes Contracts (United States)	809	9/2026	167,159,625	192,145
CBOT 5Y US Treasury Notes Contracts (United States)	2,241	9/2026	240,399,773	955,979
CBOT US Treasury Long Bond Contracts (United States)	21	9/2026	2,360,531	43,272
CBOT US Treasury Ultra Bond Contracts (United States)	76	9/2026	8,706,750	134,954
Eurex Euro-Bund Contracts (Germany)	4	9/2026	590,665	1,210
TME 10Y Canadian Bond Contracts (Canada)	26	9/2026	2,267,421	5,049
TOTAL LONG				3,075,360
SHORT
CBOT 10Y US Treasury Notes Contracts (United States)	(66)	9/2026	(7,252,781)	(12,628)
Eurex Euro-Bobl Contracts (Germany)	(15)	9/2026	(2,015,014)	(6,309)
ICE Long GILT Futures (United Kingdom)	(17)	9/2026	(2,031,605)	(32,925)
TOTAL SHORT				(51,862)
TOTAL FUTURES CONTRACTS				3,023,498

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	63,000	USD	74,091	Bank of America NA	7/2026	(419)
EUR	315,000	USD	368,976	Canadian Imperial Bank of Commerce	7/2026	(613)
EUR	685,000	USD	809,836	Royal Bank of Canada	7/2026	(8,793)
JPY	20,850,000	USD	131,989	JPMorgan Chase Bank NA	7/2026	(426)
USD	840,972	AUD	1,174,000	BNP Paribas SA	7/2026	(1,803)
USD	559,178	AUD	779,000	Canadian Imperial Bank of Commerce	7/2026	(39)
USD	974,964	CAD	1,322,000	JPMorgan Chase Bank NA	7/2026	13,504
USD	1,740,984	CAD	2,365,000	Royal Bank of Canada	7/2026	20,974
USD	6,621,753	EUR	5,625,000	BNP Paribas SA	7/2026	43,844
USD	7,967,678	EUR	6,786,000	BNP Paribas SA	7/2026	32,089
USD	56,907,592	EUR	48,131,000	BNP Paribas SA	7/2026	622,910
USD	361,022	EUR	306,000	Bank of America NA	7/2026	3,184
USD	206,665	EUR	175,000	Goldman Sachs Bank USA	7/2026	2,019
USD	528,835	EUR	452,000	Goldman Sachs Bank USA	7/2026	264
USD	1,382,725	EUR	1,186,000	JPMorgan Chase Bank NA	7/2026	(4,191)
USD	333,569	EUR	286,000	JPMorgan Chase Bank NA	7/2026	(881)
USD	64,795	GBP	48,000	BNP Paribas SA	7/2026	161
USD	255,966	GBP	188,000	Citibank NA	7/2026	2,816
USD	1,953,782	GBP	1,448,000	Citibank NA	7/2026	3,987
USD	142,816	GBP	106,000	Goldman Sachs Bank USA	7/2026	82
USD	1,234,915	GBP	909,000	JPMorgan Chase Bank NA	7/2026	10,908
USD	546,022	GBP	401,000	JPMorgan Chase Bank NA	7/2026	6,058
USD	13,604,589	GBP	10,063,000	JPMorgan Chase Bank NA	7/2026	54,328
USD	200,058	GBP	149,000	JPMorgan Chase Bank NA	7/2026	(577)
USD	613,124	JPY	96,950,000	JPMorgan Chase Bank NA	7/2026	1,370
USD	3,962,824	JPY	625,250,000	JPMorgan Chase Bank NA	7/2026	17,498

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						818,254
Unrealized Appreciation						835,996
Unrealized Depreciation						(17,742)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
Generali 3.875% 1/29/2029		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	900,000	(8,709)	2,973	(5,736)
Allianz SE 1.301% 9/25/2049		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	1,100,000	(16,093)	8,806	(7,287)
Deutsche Bank AG 4% 6/24/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	650,000	3,611	(9,212)	(5,601)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		100,000	18,329	(23,260)	(4,931)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		100,000	18,329	(24,066)	(5,737)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		40,000	7,332	(10,008)	(2,676)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		60,000	10,997	(16,487)	(5,490)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly		90,000	16,496	(25,921)	(9,425)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		140,000	25,660	(38,065)	(12,405)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		60,000	10,997	(13,702)	(2,705)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		70,000	12,830	(16,466)	(3,636)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		90,000	16,496	(21,276)	(4,780)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		80,000	14,663	(20,926)	(6,263)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		150,000	27,493	(33,754)	(6,261)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		140,000	25,660	(30,658)	(4,998)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		100,000	18,329	(15,912)	2,417
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		100,000	18,329	(16,032)	2,297
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		120,000	21,995	(20,217)	1,778
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		500,000	75,732	(31,730)	44,002
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly		300,000	45,439	(19,415)	26,024
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly		100,000	15,146	(6,928)	8,218
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly		100,000	15,146	(14,490)	656
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		200,000	30,293	(28,617)	1,676
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		300,000	45,439	(42,097)	3,342
CMBX AAA Series 19 Index		12/2058	Citigroup Global Markets Ltd	(0.5%)	Monthly		1,000,000	(2,781)	695	(2,086)
CMBX AAA Series 19 Index		12/2058	Citigroup Global Markets Ltd	(0.5%)	Monthly		5,200,000	(14,462)	7,086	(7,376)
Intesa Sanpaolo SpA 6.184% 2/20/2034		6/2031	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	245,000	(2,505)	407	(2,098)
Intesa Sanpaolo SpA 6.184% 2/20/2034		6/2031	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	850,000	(8,692)	2,093	(6,599)
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly		250,000	17,071	(19,776)	(2,705)
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly		250,000	17,071	(22,891)	(5,820)
Generali 4.125% 5/4/2026		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	155,000	(1,500)	343	(1,157)
BMW Finance NV 1% 5/22/2028		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	1,600,000	(49,914)	42,374	(7,540)
BMW Finance NV 0.75% 7/13/2026		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	300,000	(9,359)	8,132	(1,227)
Deutsche Bank AG 5.625% 5/19/2031		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	155,000	861	(1,873)	(1,012)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		700,000	55,695	(34,246)	21,449
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		500,000	39,782	(19,507)	20,275
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		500,000	39,782	(18,567)	21,215
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		400,000	31,826	(15,281)	16,545
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		300,000	23,869	(11,290)	12,579
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		400,000	31,826	(14,144)	17,682
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		500,000	39,782	(35,121)	4,661
Societe Generale SA 5.25% 9/6/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	205,000	(1,366)	(679)	(2,045)
Societe Generale SA 5.25% 9/6/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	800,000	(5,331)	(1,757)	(7,088)
Allianz SE 3.099% 7/6/2047		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	100,000	(1,463)	1,170	(293)
Aviva PLC 4.625% 8/28/2056		6/2031	Citibank NA	(1%)	Quarterly	EUR	550,000	(5,021)	908	(4,113)
UniCredit SpA 5.375% 4/16/2034		6/2031	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	165,000	(1,100)	(455)	(1,555)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		40,000	(290)	(412)	(702)
Heidelberg Materials AG 3.75% 5/31/2032		6/2031	BNP Paribas SA	(5%)	Quarterly	EUR	170,000	(42,419)	40,879	(1,540)
Heidelberg Materials AG 3.75% 5/31/2032		6/2031	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	780,000	(194,628)	182,652	(11,976)
CMBX AAA Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		3,500,000	(13,374)	2,774	(10,600)
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		3,500,000	(13,374)	11,012	(2,362)
UniCredit SpA 4.175% 6/24/2037		6/2031	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	800,000	(5,331)	(2,107)	(7,438)
5Y CDX EMIG CDSI Series 45 Index		6/2031	ICE	(1%)	Quarterly		1,355,000	(13,803)	0	(13,803)

TOTAL BUY PROTECTION								380,791	(365,041)	15,750
Sell Protection
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		40,000	290	894	1,184
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		200,000	(1,792)	3,957	2,165
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		200,000	(1,792)	3,296	1,504
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		500,000	(4,479)	7,782	3,303
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		100,000	(896)	1,252	356
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		800,000	(7,166)	13,365	6,199
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		3,900,000	(34,935)	50,318	15,383
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		700,000	(6,270)	8,926	2,656
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,300,000	(11,645)	14,449	2,804
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		1,500,000	(13,437)	11,347	(2,090)
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		600,000	(5,375)	6,193	818
CMBX BB Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	5%	Monthly		100,000	(22,158)	21,310	(848)
CMBX BB Series 15 Index	NR	11/2064	Morgan Stanley Capital Services LLC	5%	Monthly		250,000	(59,327)	58,363	(964)

TOTAL SELL PROTECTION								(168,982)	201,452	32,470
TOTAL CREDIT DEFAULT SWAPS								211,809	(163,589)	48,220

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3%	Annual	LCH	6/2028	209,301,000	1,892,327	0	1,892,327
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2056	2,310,000	13,392	0	13,392
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2036	6,350,000	(45,451)	0	(45,451)
TOTAL INTEREST RATE SWAPS							1,860,268	0	1,860,268

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,940,345.
(g)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $53,739.
(h)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $609,283.

(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)	Level 3 security.
(k)	Non-income producing - Security is in default.
(l)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(m)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $28,546 and $24,728, respectively.

(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,505,502,066 or 19.3% of net assets.

(p)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $88,987,133 or 1.1% of net assets.

(q)	Zero coupon bond which is issued at a discount.
(r)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(s)	Principal Only Strips represent the right to receive the monthly principal payments.
(t)	Non-income producing.
(u)	Security is perpetual in nature with no stated maturity date.
(v)	Security or a portion of the security is on loan at period end.
(w)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(x)	Includes $2,948,105 of cash collateral segregated to cover margin requirements for centrally cleared swaps.
(y)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(z)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $41,832.
(Aa)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(Ab)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $5,831,697.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	210,596,845	1,837,724,692	1,777,557,513	6,444,155	9,502	-	270,773,526	270,719,382	0.4%
Fidelity Floating Rate Central Fund	393,599,870	22,352,486	25,452,027	21,900,459	(2,020,099)	(3,173,417)	385,306,813	4,065,704	19.5%
Fidelity Securities Lending Cash Central Fund	21,662,947	1,079,517,786	1,084,652,792	106,641	(187)	-	16,527,754	16,526,101	0.0%
Total	625,859,662	2,939,594,964	2,887,662,332	28,451,255	(2,010,784)	(3,173,417)	672,608,093

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Bank Notes, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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